UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017
--------------------------------------------

W&R Target Funds, Inc.
---------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
----------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
--------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2006

Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Income Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

                Contents

3	President's Letter
5	Illustration of Portfolio Expenses
10	Asset Strategy Portfolio
26	Balanced Portfolio
39	Bond Portfolio
53	Core Equity Portfolio
63	Dividend Income Portfolio
73	Energy Portfolio
81	Global Natural Resources Portfolio
91	Growth Portfolio
100	High Income Portfolio
119	International Growth Portfolio
130	International Value Portfolio
141	Limited-Term Bond Portfolio
150	Micro Cap Growth Portfolio
160	Mid Cap Growth Portfolio
169	Money Market Portfolio
181	Mortgage Securities Portfolio
194	Real Estate Securities Portfolio
202	Science and Technology Portfolio
211	Small Cap Growth Portfolio
220	Small Cap Value Portfolio
230	Value Portfolio
240	Notes to Financial Statements
258	Proxy Voting Information
258	Quarterly Portfolio Schedule Information

President's Letter

       June 30, 2006

Dear Shareholder:

Enclosed is our report on your Portfolio's operations for the six months ended June 30, 2006. Stock prices rose during the period, despite increased market volatility this past spring and higher interest rates. The S&P 500 Index advanced 2.71 percent over the period, led by value stocks. Many international stocks posted even higher returns for the period as investors sought greater portfolio diversification. The Morgan Stanley Capital International EAFE Index climbed 10.16 percent, led primarily by Asian stocks.

Tighter central bank monetary policies around the world resulted in a weak bond market since December. The Citigroup Broad Investment Grade Index fell 0.78 percent for the period. The Federal Reserve gave mixed signals as to how much more it will raise short-term interest rates in an effort to combat inflation, which appears to be accelerating.

A change in climate

Overall, the investing climate changed substantially late in the period, as many investors lost some of their appetite for higher risk investments such as commodities, emerging market securities and low quality stocks. Why? Certainty and unbridled optimism regarding global growth have been replaced with sobering realities, including:

· Rising geopolitical tensions, marked by the saber rattling of insecure regimes in Iran and North Korea, continued peacekeeping problems in Iraq and deteriorating Israeli-Palestinian relations.

· Uncertainty over the scope of interest rate increases. A new Federal Reserve chairman and changing market conditions have contributed to challenges in making Fed policy positions clear to investors. Meanwhile, Japan and Europe are each adopting more restrictive monetary policies, with Japan changing course for the first time in many years.

· High energy prices and increased global energy demand. Although prices appear still subject to seasonal fluctuations and geopolitical issues, the reality of permanently higher gasoline and heating/cooling costs, thanks to growing demand in China, India and elsewhere, appears to be having an effect on U.S. consumers.

· A slowdown in the U.S. housing market. While average home prices have not dropped a great deal, market conditions have shifted decidedly to favor buyers, with "for sale" inventory up sharply in many regions as home affordability has fallen to a two-decade low.

Financial markets don't like uncertainty. Neither do consumers. For now, we appear to have entered a period when fear of the unknown has replaced greed as the market's dominant emotion. It may take a little while for answers to surface when it comes to the key questions surrounding economic slowdown, interest rate policy, corporate profit trends and whether the U.S. dollar will weaken, hurting consumers' purchasing power.

Uncertainty creates opportunity

Over time, we believe that the outlook will be cleared up in positive fashion for those investors who are properly diversified. We believe that slowing growth in the world's economy is a good thing that should help to preempt overheating. The tightening that is taking place should help lead to an adequate, not drastic, slowdown, in our opinion. Uncertainty offers an opportunity to reassess your position, rethink the road you're traveling and, if needed, rebalance your portfolio. Through appropriate diversification in multiple asset classes, you potentially take advantage of long-term change.

Your financial advisor can help you maintain an appropriate investment strategy as part of a customized financial plan based on your individual goals. We believe that focusing on that plan, despite changes in market condition, is important as you work toward a sound financial future. Thank you for your confidence and continued partnership.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the W&R Target Funds, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Portfolio Expenses

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2006.

Actual Expenses

The first line in the following tables provides information about actual investment values and actual expenses. You may use the information in this line, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical investment values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Asset Strategy Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,157.20	1.02%	$5.50
Based on 5% Return (2)	$1,000	$1,019.72	1.02%	$5.15

Balanced Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,038.90	1.01%	$5.10
Based on 5% Return (2)	$1,000	$1,019.76	1.01%	$5.05

Bond Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$996.10	0.86%	$4.19
Based on 5% Return (2)	$1,000	$1,020.55	0.86%	$4.24

Core Equity Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,090.50	1.01%	$5.23
Based on 5% Return (2)	$1,000	$1,019.80	1.01%	$5.05

Dividend Income Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,086.90	1.08%	$5.63
Based on 5% Return (2)	$1,000	$1,019.43	1.08%	$5.45

Energy Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 5-1-06	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$950.60	0.74%	$1.17
Based on 5% Return (2)	$1,000	$1,021.13	0.74%	$3.74

Global Natural Resources Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,199.50	1.60%	$8.69
Based on 5% Return (2)	$1,000	$1,016.86	1.60%	$7.97

Growth Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,008.70	0.99%	$4.92
Based on 5% Return (2)	$1,000	$1,019.88	0.99%	$4.95

High Income Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,035.40	0.95%	$4.78
Based on 5% Return (2)	$1,000	$1,020.10	0.95%	$4.75

International Growth Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,067.50	1.22%	$6.20
Based on 5% Return (2)	$1,000	$1,018.76	1.22%	$6.06

International Value Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,102.80	1.18%	$6.20
Based on 5% Return (2)	$1,000	$1,018.92	1.18%	$5.96

Limited-Term Bond Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,005.80	0.87%	$4.31
Based on 5% Return (2)	$1,000	$1,020.49	0.87%	$4.34

Micro Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,019.30	1.33%	$6.66
Based on 5% Return (2)	$1,000	$1,018.20	1.33%	$6.66

Mid Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,024.20	0.55%	$2.73
Based on 5% Return (2)	$1,000	$1,022.07	0.55%	$2.73

Money Market Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,019.00	0.78%	$3.94
Based on 5% Return (2)	$1,000	$1,020.91	0.78%	$3.94

Mortgage Securities Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$999.80	1.01%	$5.00
Based on 5% Return (2)	$1,000	$1,019.78	1.01%	$5.05

Real Estate Securities Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,120.50	1.35%	$7.10
Based on 5% Return (2)	$1,000	$1,018.11	1.35%	$6.76

Science and Technology Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,004.00	1.17%	$5.81
Based on 5% Return (2)	$1,000	$1,018.99	1.17%	$5.86

Small Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,020.10	1.16%	$5.86
Based on 5% Return (2)	$1,000	$1,019.02	1.16%	$5.86

Small Cap Value Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,056.70	1.18%	$6.07
Based on 5% Return (2)	$1,000	$1,018.93	1.18%	$5.96

Value Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Investment Value 12-31-05	Ending Investment Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,028.30	1.02%	$5.17
Based on 5% Return (2)	$1,000	$1,019.73	1.02%	$5.15

*Portfolio expenses are equal to the Portfolio's annualized expense ratio (provided in the table), multiplied by the average investment value over the period, multiplied by 181 days in the six-month period ended June 30, 2006, and divided by 365.

**The Portfolio commenced operations on May 1, 2006. The calculations are based on 61 days in the period ended June 30, 2006.

(1)This line uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Investment Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This line uses a hypothetical 5% return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only.

SHAREHOLDER SUMMARY OF ASSET STRATEGY PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Asset Strategy Portfolio had net assets totaling $530,505,818 invested in a diversified portfolio of:

35.89%	Foreign Common Stocks
25.79%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts
23.79%	Domestic Common Stocks
5.51%	Bullion
3.87%	Other Government Securities
2.74%	Foreign Corporate Debt Securities
1.54%	U.S. Government Agency Obligations
0.87%	Domestic Corporate Debt Securities

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio was invested by industry and by geographic region, respectively, as follows:

Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$25.79
Raw Materials Stocks	$13.27
Financial Services Stocks	$12.50
Energy Stocks	$5.93
Bullion	$5.51
Business Equipment and Services Stocks	$5.49
Miscellaneous Stocks	$5.09
Utilities Stocks	$4.65
Other Government Securities	$3.87
Technology Stocks	$3.87
Capital Goods Stocks	$3.86
Transportation Stocks	$2.87
Foreign Corporate Debt Securities	$2.74
Multi-Industry Stocks	$2.15
U.S. Government Agency Obligations	$1.54
Domestic Corporate Debt Securities	$0.87

United States	$26.20
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$25.79
Other Pacific Basin	$8.50
Other Europe	$8.13
Canada	$6.85
China	$5.98
Japan	$5.91
Bullion	$5.51
United Kingdom	$3.94
Other	$1.63
South America	$1.56

The Investments of Asset Strategy Portfolio
June 30, 2006		(Unaudited)
BULLION - 5.51%	Troy Ounces	Value

Gold	47,482	$29,256,119
(Cost: $26,648,124)

COMMON STOCKS	Shares

Air Transportation - 0.64%
Air China Limited, H Shares (A)*	8,172,000	3,419,775

Aircraft - 2.15%
Boeing Company (The)	115,799	9,485,096
United Technologies Corporation	30,203	1,915,474
		11,400,570
Banks - 4.65%
Bank of China Limited, H Shares (A)(B)*	15,500,000	7,035,203
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	566	7,913,317
Kookmin Bank (A)	54,830	4,507,763
PT Bank Rakyat Indonesia (A)	1,122,500	496,842
Standard Chartered PLC (A)	193,088	4,713,208
		24,666,333
Business Equipment and Services - 5.49%
Dentsu Inc. (A)	671	1,852,814
Euronet Worldwide, Inc.*	112,666	4,292,575
Headwaters Incorporated*	76,512	1,955,647
Jacobs Engineering Group Inc.*	65,224	5,194,439
Mitsubishi Corporation (A)	48,100	960,403
Mitsui & Co., Ltd. (A)	167,000	2,358,196
NYSE Group, Inc.*	182,621	12,505,886
		29,119,960
Capital Equipment - 2.39%
Caterpillar Inc.	65,796	4,900,486
China Shenhua Energy Company Limited, H Shares (A)*	3,061,000	5,655,891
SMC Corporation (A)	15,000	2,122,073
		12,678,450
Chemicals - Specialty - 0.41%
Air Products and Chemicals, Inc.	33,879	2,165,546

Electronic Components - 1.72%
Samsung Electronics Co., Ltd. (A)	14,366	9,130,643

Finance Companies - 1.50%
Rio Tinto plc (A)	149,995	7,930,094

Gold and Precious Metals - 5.44%
Agnico-Eagle Mines Limited	273,246	9,038,978
Barrick Gold Corporation	387,570	11,472,072
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	32,715	4,244,771
Pan American Silver Corp.*	228,159	4,106,862
		28,862,683
Health Care - Drugs - 0.94%
Gilead Sciences, Inc.*	84,602	5,005,900

Insurance - Life - 2.05%
China Life Insurance Company Limited, H Shares (A)*	6,878,000	10,848,860

Mining - 6.45%
Alumina Limited (A)	849,780	4,262,445
BHP Billiton Plc (A)	283,046	6,099,631
Cameco Corporation (A)	71,390	2,843,961
Falconbridge Limited (A)	67,168	3,538,008
Inco Limited	81,360	5,361,624
Newmont Mining Corporation	229,076	12,124,993
		34,230,662
Motor Vehicles - 1.81%
Toyota Motor Corporation (A)	183,200	9,589,025

Multiple Industry - 3.65%
Hutchison Whampoa Limited, Ordinary Shares (A)	315,000	2,875,694
Las Vegas Sands, Inc.*	102,155	7,953,788
streetTRACKS Gold Trust*	81,800	5,007,796
Sumitomo Mitsui Financial Group, Inc. (A)(B)*	335	3,542,031
		19,379,309
Non-Residential Construction - 1.47%
Fluor Corporation	54,186	5,035,505
Hyundai Heavy Industries Co., Ltd. (A)*	24,440	2,743,462
		7,778,967
Petroleum - International - 1.86%
China Petroleum & Chemical Corporation, H Shares (A)	7,636,000	4,375,340
OAO LUKOIL, ADR	30,055	2,500,576
PetroChina Company Limited, H Shares (A)(B)	2,800,000	2,992,416
		9,868,332
Petroleum - Services - 4.07%
Baker Hughes Incorporated	72,064	5,898,439
Schlumberger Limited	76,052	4,951,746
Transocean Inc.*	65,209	5,237,587
Weatherford International Ltd.*	110,710	5,493,430
		21,581,202
Railroad - 1.33%
Central Japan Railway Company (A)	211	2,101,887
Union Pacific Corporation	53,504	4,973,732
		7,075,619
Real Estate Investment Trust - 0.84%
Hongkong Land Holdings Limited	566,000	2,071,560
Keppel Land Limited (A)*	570,000	1,454,844
Sumitomo Realty & Development Co., Ltd. (A)	37,000	911,744
		4,438,148
Security and Commodity Brokers - 4.30%
Chicago Mercantile Exchange Holdings Inc.	36,961	18,153,395
Legg Mason, Inc.	46,746	4,652,162
		22,805,557
Steel - 0.97%
Companhia Vale do Rio Doce, ADR	214,812	5,164,080

Trucking and Shipping - 0.90%
United Parcel Service, Inc., Class B	58,114	4,784,526

Utilities - Electric - 2.24%
Veolia Environment (A)*	229,715	11,873,148

Utilities - Gas and Pipeline - 0.75%
Open Joint Stock Company Gazprom, ADR*	95,146	4,000,889

Utilities - Telephone - 1.66%
China Mobile (Hong Kong) Limited (A)	1,288,000	7,363,506
Open Joint Stock Company ''Vimpel-Communications'', ADR*	31,186	1,428,943
		8,792,449

TOTAL COMMON STOCKS - 59.68%		$316,590,727

(Cost: $240,856,805)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.19%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$1,000	994,900

Beverages - 0.34%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR 900	1,236,100
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	$500	581,250
		1,817,350
Construction Materials - 0.11%
Interface, Inc.,
9.5%, 2-1-14	550	567,875

Finance Companies - 0.63%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	919,620
Russian Standard Bank:
7.5%, 10-7-10	600	559,500
7.5%, 10-7-10 (B)	350	326,375
SLM Corporation,
4.184%, 7-25-14	600	548,256
Toyota Motor Credit Corporation,
5.05%, 1-18-15	1,050	967,355
		3,321,106
Food and Related - 0.35%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	1,800	1,872,000

Forest and Paper Products - 0.09%
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	475	489,250

Homebuilders, Mobile Homes - 0.11%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	627	589,380

Hospital Supply and Management - 0.15%
US Oncology Holdings, Inc.,
10.32%, 3-15-15	750	765,000

Mining - 0.32%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	1,800	1,719,000

Motion Pictures - 0.13%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	900	697,500

Motor Vehicles - 0.20%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,080	1,056,890

Non-Residential Construction - 0.21%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	1,000	1,102,500

Railroad - 0.26%
TFM, S.A. de C.V.,
12.5%, 6-15-12	1,270	1,400,175

Utilities - Electric - 0.13%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	711	673,672

Utilities - Telephone - 0.39%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	1,000	1,026,200
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	1,000	1,055,000
		2,081,200

TOTAL CORPORATE DEBT SECURITIES - 3.61%		$19,147,798

(Cost: $32,250,155)

OTHER GOVERNMENT SECURITIES

Germany - 2.44%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (C)	EUR10,200	12,932,094

South Korea - 0.19%
Korea Development Bank (The),
5.42563%, 10-29-06	$1,000	1,000,360

United Kingdom - 1.24%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP2,000	3,806,794
4.75%, 6-7-10 (C)	1,500	2,768,752
		6,575,546

TOTAL OTHER GOVERNMENT SECURITIES - 3.87%		$20,508,000

(Cost: $7,404,106)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$1,238	198,091
5.0%, 4-15-19	604	92,355
5.0%, 2-15-20	2,153	62,615
5.0%, 7-15-21	1,210	99,920
5.0%, 6-15-22	1,546	63,821
5.0%, 7-15-22	6,006	273,932
5.0%, 11-15-22	611	97,724
5.0%, 1-15-23	1,242	63,990
5.0%, 4-15-23	757	58,577
5.0%, 5-15-23	1,075	195,624
5.0%, 8-15-23	795	141,355
5.5%, 11-15-23	3,800	381,359
5.5%, 11-15-23	2,090	171,442
5.0%, 9-15-24	2,140	175,381
5.5%, 9-15-24	1,216	97,627
5.5%, 4-15-25	559	54,449
5.5%, 4-15-25	265	36,809
5.0%, 9-15-25	2,849	276,228
5.5%, 10-15-25	2,351	530,099
5.0%, 4-15-26	3,128	283,192
5.0%, 10-15-28	459	106,705
5.5%, 2-15-30	776	99,065
5.0%, 8-15-30	1,582	171,746
5.5%, 3-15-31	1,082	157,899
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	1,367	120,349
5.0%, 5-25-22	851	163,670
5.0%, 7-25-23	3,019	563,617
5.0%, 8-25-23	964	175,851
5.5%, 9-25-25	858	70,173
5.5%, 11-25-25	2,576	182,942
Federal National Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-25-30	1,319	212,800
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	2,172	317,645
5.0%, 6-20-31	2,366	325,794
5.0%, 7-20-33	606	127,093
5.5%, 11-20-33	2,332	439,453
5.5%, 7-1-35	704	114,521
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	278	275,385
5.5%, 11-15-16	94	92,644
5.5%, 12-15-16	524	518,106
5.5%, 12-15-16	367	362,615
5.5%, 12-15-16	249	246,421

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.54%		$8,199,084

(Cost: $7,494,365)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.26%	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (C)	CNY232,400	(196,193)
Euro, 7-19-06 (C)	EUR 900	48,565
Euro, 7-19-06 (C)	1,800	(94,943)
Euro, 1-10-07 (C)	16,200	835,251
Japanese Yen, 1-10-07 (C)	JPY5,100,000	734,353
Russian Ruble, 6-25-07 (C)	RUB269,800	48,660
		$1,375,693

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.19%
United Technologies Corporation,
5.29%, 7-3-06	$ 1,000	999,706

Beverages - 6.59%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	25,000	24,992,778
Coca-Cola Company (The),
5.16%, 7-10-06	10,000	9,987,100
		34,979,878
Containers - 1.22%
Bemis Company, Inc.,
5.28%, 7-5-06	6,458	6,454,211

Electrical Equipment - 2.70%
Emerson Electric Co.:
5.2%, 7-11-06	11,131	11,114,922
5.22%, 7-12-06	3,211	3,205,878
		14,320,800
Finance Companies - 2.79%
PACCAR Financial Corp.,
5.2%, 7-3-06	3,800	3,798,902
Preferred Receivables Funding Corp.,
5.28%, 7-13-06	11,000	10,980,640
		14,779,542
Household - General Products - 1.88%
Colgate-Palmolive Company,
5.2%, 7-20-06	3,000	2,991,767
Fortune Brands Inc.,
5.37%, 7-10-06	7,000	6,990,603
		9,982,370
Publishing - 1.14%
Gannett Co., Inc.,
5.15%, 7-5-06	$ 6,040	6,036,544

Retail - General Merchandise - 2.82%
Wal-Mart Stores, Inc.,
5.19%, 7-6-06	15,000	14,989,188

Utilities - Gas and Pipeline - 2.83%
Michigan Consolidated Gas Co.,
5.35%, 7-3-06	15,000	14,995,542

Utilities - Telephone - 0.44%
BellSouth Corporation,
5.18%, 7-6-06	2,329	2,327,324

Total Commercial Paper - 22.60%		119,865,105

Commercial Paper (backed by irrevocable bank letter of credit) - 1.50%
Food and Related
COFCO Capital Corp. (Rabobank Nederland),
5.26%, 7-20-06	8,000	7,977,791

TOTAL SHORT-TERM SECURITIES - 24.10%		$127,842,896

(Cost: $127,842,896)

TOTAL INVESTMENT SECURITIES - 98.57%		$522,920,317

(Cost: $442,496,451)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.43%		7,585,501

NET ASSETS - 100.00%		$530,505,818

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.
The following credit default swap agreements were outstanding at June 30, 2006. (See Note 7 to financial statements):
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation )

Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$8,000,000	$(170,719)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	4,000,000	(86,949)
Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	4,000,000	(79,000)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	4,200,000	70,401
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	12,200,000	167,265
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	5,200,000	(43,919)

					$(142,921)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $20,554,765 or 3.87% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, RUB - Russian Ruble).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ASSET STRATEGY PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investments - at value (Notes 1 and 3):
Bullion (cost - $26,648)	$29,256
Securities (cost - $415,848)	493,664

522,920
Cash	49
Cash denominated in foreign currencies (cost - $263)	263
Deposit with broker for swaps	350
Amortized swap premiums paid (Note 7)	326
Unrealized appreciation on swap agreements (Note 7)	238
Receivables:
Investment securities sold	5,870
Dividends and interest	1,186
Portfolio shares sold	201
Prepaid and other assets	5

Total assets	531,408

LIABILITIES
Unrealized depreciation on swap agreements (Note 7)	381
Amortized swap premiums received (Note 7)	299
Payable to Portfolio shareholders	109
Accrued accounting services fee (Note 2)	11
Accrued management fee (Note 2)	10
Accrued service fee (Note 2)	4
Accrued shareholder servicing (Note 2)	4
Other	84

Total liabilities	902

Total net assets	$530,506

NET ASSETS
$0.001 par value capital stock:
Capital stock	$52
Additional paid-in capital	374,196
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,462
Accumulated undistributed net realized gain on investment transactions	73,504
Net unrealized appreciation in value of securities	79,048
Net unrealized appreciation in value of forward currency contracts	1,376
Net unrealized depreciation in value of swaps	(143)
Net unrealized appreciation in value of foreign currency exchange	11

Net assets applicable to outstanding units of capital	$530,506

Net asset value, redemption and offering price per share	$10.2545

Capital shares outstanding	51,734
Capital shares authorized	130,000

See Notes to Financial Statements.

Statement of Operations
      ASSET STRATEGY PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $160)	$2,998
Interest and amortization	1,743

Total income	4,741

Expenses (Note 2):
Accounting services fee	66
Audit fees	10
Custodian fees	46
Investment management fee	1,707
Legal fees	7
Service fee	610
Shareholder servicing	11
Other	36

Total expenses	2,493

Net investment income	2,248

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	72,687
Realized net loss on forward currency contracts	(3)
Realized net gain on futures contracts	1,216
Realized net gain on swaps	545
Realized net loss on foreign currency transactions	(57)

Realized net gain on investments	74,388

Unrealized depreciation in value of securities during the period	(10,351)
Unrealized appreciation in value of forward currency contracts during the period	1,002
Unrealized depreciation in value of futures contracts during the period	(68)
Unrealized depreciation in value of swaps during the period	(40)
Unrealized appreciation in value of foreign currency exchange during the period	8

Unrealized depreciation in value of investments during the period	(9,449)

Net gain on investments	64,939

Net increase in net assets resulting from operations	$67,187

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ASSET STRATEGY PORTFOLIO
      (In Thousands)                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,248	$3,657
Realized net gain on investments	74,388	24,712
Unrealized appreciation (depreciation)	(9,449)	48,114

Net increase in net assets resulting from operations	67,187	76,483

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(3,310)
Realized gains on investment transactions	(–)	(27,042)

	(–)	(30,352)

Capital share transactions (2)	47,151	87,671

Total increase	114,338	133,802
NET ASSETS
Beginning of period	416,168	282,366

End of period	$530,506	$416,168

Undistributed net investment income	$2,462	$271

(1)See "Financial Highlights" on page 25.

(2)Shares issued from sale of shares	6,130	8,801
Shares issued from reinvestment of dividend and/or capital gains distribution	–	3,425
Shares redeemed	(1,354)	(1,974)

Increase in outstanding capital shares	4,776	10,252

Value issued from sale of shares	$60,626	$73,672
Value issued from reinvestment of dividend and/or capital gains distribution	–	30,352
Value redeemed	(13,475)	(16,353)

Increase in outstanding capital	$47,151	$87,671

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.8625	$7.6926	$6.9237	$6.3078	$6.2046	$7.0540

Income (loss) from investment operations:
Net investment income	0.0432	0.0836	0.0699	0.0769	0.1005	0.1323
Net realized and unrealized gain (loss) on investments	1.3488	1.7847	0.8508	0.6469	0.1032	(0.8354)

Total from investment operations	1.3920	1.8683	0.9207	0.7238	0.2037	(0.7031)

Less distributions from:
Net investment income	(0.0000)	(0.0762)	(0.0990)	(0.0769)	(0.1005)	(0.1334)
Capital gains	(0.0000)	(0.6222)	(0.0528)	(0.0310)	(0.0000)	(0.0129)

Total distributions	(0.0000)	(0.6984)	(0.1518)	(0.1079)	(0.1005)	(0.1463)

Net asset value, end of period	$10.2545	$8.8625	$7.6926	$6.9237	$6.3078	$6.2046

Total return	15.72%	24.27%	13.30%	11.47%	3.28%	-9.96%
Net assets, end of period (in millions)	$531	$416	$282	$227	$167	$115
Ratio of expenses to average net assets	1.02	%(1)	1.03%	1.06%	1.03%	1.04%	1.03%
Ratio of net investment income to average net assets	0.92	%(1)	1.10%	1.02%	1.27%	1.90%	2.63%
Portfolio turnover rate	55%	79%	118%	224%	95%	188%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Balanced Portfolio had net assets totaling $563,205,189 invested in a diversified portfolio of:

69.31%	Domestic Common Stocks
16.53%	U.S. Government and Government Agency Obligations
5.64%	Foreign Common Stocks
4.87%	Cash and Cash Equivalents
2.81%	Domestic Corporate Debt Securities
0.54%	Foreign Corporate Debt Securities
0.30%	Other Government Security

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

U.S. Government and Government Agency Obligations	$16.53
Financial Services Stocks	$14.89
Health Care Stocks	$10.75
Technology Stocks	$9.73
Energy Stocks	$8.07
Miscellaneous Stocks	$5.62
Consumer Nondurables Stocks	$5.60
Business Equipment and Services Stocks	$5.11
Multi-Industry Stocks	$5.10
Cash and Cash Equivalents	$4.87
Capital Goods Stocks	$4.68
Corporate Debt Securities	$3.35
Utilities Stocks	$2.72
Transportation Stocks	$2.68
Other Government Security	$0.30

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Balanced Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.97%
Southwest Airlines Co.	333,000	$5,451,210

Aircraft - 1.46%
Boeing Company (The)	100,100	8,199,191

Banks - 3.04%
Bank of America Corporation	100,300	4,824,430
Northern Trust Corporation	137,200	7,589,218
Wells Fargo & Company	70,000	4,695,600
		17,109,248
Beverages - 2.72%
Anheuser-Busch Companies, Inc.	29,000	1,322,110
Brown-Forman Corporation, Class B	73,400	5,262,046
PepsiCo, Inc.	145,900	8,759,836
		15,343,992
Business Equipment and Services - 4.01%
Cintas Corporation	203,300	8,090,324
NYSE Group, Inc.*	132,300	9,059,904
Pitney Bowes Inc.	131,300	5,422,690
		22,572,918
Capital Equipment - 2.30%
Caterpillar Inc.	98,200	7,313,936
Ingersoll-Rand Company Limited, Class A	131,400	5,621,292
		12,935,228
Chemicals - Specialty - 1.05%
Air Products and Chemicals, Inc.	92,200	5,893,424

Communications Equipment - 2.90%
Cisco Systems, Inc.*	260,900	5,094,072
Juniper Networks, Inc.*	274,000	4,384,000
Nokia Corporation, Series A, ADR	339,500	6,878,270
		16,356,342
Computers - Micro - 1.12%
Apple Computer, Inc.*	109,800	6,283,854

Computers - Peripherals - 1.00%
Microsoft Corporation	240,900	5,614,175

Defense - 2.13%
General Dynamics Corporation	183,600	12,018,456

Electrical Equipment - 1.21%
Emerson Electric Co.	81,200	6,805,372

Electronic Instruments - 1.12%
Lam Research Corporation*	134,650	6,284,789

Finance Companies - 2.66%
SLM Corporation	282,500	14,949,900

Food and Related - 1.19%
Campbell Soup Company	181,000	6,716,910

Health Care - Drugs - 4.60%
Allergan, Inc.	80,500	8,634,430
Amgen Inc.*	81,100	5,304,345
Gilead Sciences, Inc.*	114,000	6,745,380
Novartis AG, ADR	97,300	5,246,416
		25,930,571
Health Care - General - 5.04%
Biomet, Inc.	167,100	5,231,065
Boston Scientific Corporation*	150,100	2,527,684
DENTSPLY International Inc.	117,200	7,102,906
Johnson & Johnson	163,300	9,784,936
Zimmer Holdings, Inc.*	66,100	3,749,192
		28,395,783
Hospital Supply and Management - 1.11%
Medtronic, Inc.	132,700	6,226,284

Household - General Products - 1.69%
Colgate-Palmolive Company	158,900	9,518,110

Insurance - Life - 1.14%
Aflac Incorporated	138,900	6,438,015

Insurance - Property and Casualty - 1.03%
Berkshire Hathaway Inc., Class B*	1,900	5,781,700

Motion Pictures - 1.37%
News Corporation Limited, Class A	402,700	7,723,786

Multiple Industry - 5.10%
Altria Group, Inc.	59,300	4,354,399
General Electric Company	328,756	10,835,798
Las Vegas Sands, Inc.*	174,100	13,555,426
		28,745,623
Non-Residential Construction - 1.17%
Fluor Corporation	70,800	6,579,444

Petroleum - International - 4.47%
BP p.l.c., ADR	115,500	8,039,955
ChevronTexaco Corporation	83,000	5,150,980
Exxon Mobil Corporation	195,546	11,996,747
		25,187,682
Petroleum - Services - 3.60%
Schlumberger Limited	207,200	13,490,792
Smith International, Inc.	153,100	6,808,357
		20,299,149
Publishing - 1.07%
Meredith Corporation	121,200	6,004,248

Retail - General Merchandise - 2.13%
Target Corporation	154,200	7,535,754
Wal-Mart Stores, Inc.	92,600	4,460,542
		11,996,296
Security and Commodity Brokers - 7.02%
American Express Company	110,300	5,870,166
Chicago Mercantile Exchange Holdings Inc.	9,400	4,616,810
Franklin Resources, Inc.	66,000	5,729,460
Legg Mason, Inc.	49,400	4,916,288
Merrill Lynch & Co., Inc.	58,800	4,090,128
Morgan (J.P.) Chase & Co.	162,400	6,820,800
TD Ameritrade Holding Corporation	102,900	1,522,920
UBS AG	54,600	5,989,620
		39,556,192
Timesharing and Software - 1.10%
Paychex, Inc.	159,200	6,213,576

Trucking and Shipping - 1.71%
Expeditors International of Washington, Inc.	171,600	9,607,026

Utilities - Electric - 1.58%
Exelon Corporation	157,000	8,922,310

Utilities - Telephone - 1.14%
AT&T Inc.	231,000	6,442,590

TOTAL COMMON STOCKS - 74.95%		$422,103,394

(Cost: $340,777,510)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	367,658

Banks - 0.24%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,334,834

Beverages - 0.29%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	519,206
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,115,818
		1,635,024
Business Equipment and Services - 0.18%
PHH Corporation,
7.125%, 3-1-13	1,000	1,012,299

Finance Companies - 1.09%
American International Group,
3.85%, 11-26-07 (A)	1,400	1,366,876
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	413
8.0%, 3-31-11 (A)	893	241,193
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	845	853,753
First Union-Lehman Brothers Company,
6.65%, 11-18-29	677	681,185
Mellon Residential Funding,
6.75%, 6-26-28	108	108,019
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,522,686
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,358,286
		6,132,411
Food and Related - 0.47%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,474,401
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,182,530
		2,656,931
Insurance - Life - 0.25%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,427,301

Insurance - Property and Casualty - 0.27%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,530,375

Leisure Time Industry - 0.18%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,000,983

Real Estate Investment Trust - 0.31%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,742,585

TOTAL CORPORATE DEBT SECURITIES - 3.35%		$18,840,401

(Cost: $19,208,408)

OTHER GOVERNMENT SECURITY - 0.30%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	1,690,346
(Cost: $1,656,012)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,056,760

Mortgage-Backed Obligations - 3.33%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,594	1,595,294
6.0%, 9-1-17	673	675,993
5.0%, 1-1-18	540	521,470
5.5%, 4-1-18	300	294,888
5.0%, 5-1-18	267	258,086
4.5%, 7-1-18	3,353	3,176,350
7.0%, 9-1-25	89	90,769
6.5%, 10-1-28	412	417,871
6.5%, 2-1-29	311	315,452
7.5%, 4-1-31	226	235,421
7.0%, 7-1-31	389	402,220
7.0%, 9-1-31	392	403,264
7.0%, 9-1-31	310	319,371
7.0%, 11-1-31	87	89,005
6.5%, 2-1-32	1,310	1,326,776
7.0%, 2-1-32	515	530,088
7.0%, 2-1-32	449	462,147
7.0%, 3-1-32	299	307,915
7.0%, 7-1-32	775	796,708
6.0%, 9-1-32	2,522	2,491,395
6.0%, 2-1-33	623	615,795
5.5%, 5-1-33	1,865	1,798,873
5.5%, 5-1-33	498	480,649
5.5%, 6-1-33	862	831,192
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	27	27,357
6.5%, 8-15-28	85	85,839
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	173	180,093
		18,730,281
Treasury Inflation Protected Obligation - 0.20%
United States Treasury Note,
3.0%, 7-15-12 (B)	1,000	1,154,048

Treasury Obligations - 12.81%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,774,218
7.25%, 8-15-22	4,000	4,825,936
6.25%, 8-15-23	5,250	5,790,178
United States Treasury Notes:
3.25%, 8-15-07	5,000	4,891,990
4.25%, 10-31-07	1,200	1,185,047
3.0%, 11-15-07	4,000	3,883,592
3.0%, 2-15-08	3,000	2,898,633
2.625%, 5-15-08	4,000	3,819,532
4.75%, 11-15-08	4,000	3,964,220
4.0%, 3-15-10	3,200	3,081,376
4.25%, 10-15-10	10,000	9,678,120
3.875%, 2-15-13	3,000	2,792,577
3.625%, 5-15-13	3,000	2,744,181
4.25%, 8-15-13	4,000	3,795,000
4.25%, 8-15-15	17,000	15,906,288
5.25%, 2-15-29	1,150	1,144,969
		72,175,857

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.53%		$93,116,946

(Cost: $95,823,808)

SHORT-TERM SECURITIES

Certificate of Deposit - 0.89%
Banks
Wells Fargo & Company,
5.21%, 7-6-06	5,000	5,000,000

Commercial Paper
Banks - 0.89%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	5,000	4,997,133

Capital Equipment - 0.53%
Deere (John) Capital Corporation,
5.3%, 7-19-06	3,000	2,992,050

Publishing - 0.83%
Gannett Co., Inc.,
5.15%, 7-5-06	$4,695	4,692,314

Utilities - Gas and Pipeline - 1.52%
Michigan Consolidated Gas Co.,
5.35%, 7-3-06	8,596	8,593,445

Total Commercial Paper - 3.77%		21,274,942

TOTAL SHORT-TERM SECURITIES - 4.66%		$26,274,942

(Cost: $26,274,942)

TOTAL INVESTMENT SECURITIES - 99.79%		$562,026,029

(Cost: $483,740,680)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.21%		1,179,160

NET ASSETS - 100.00%		$563,205,189

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $5,844,073 or 1.04% of net assets.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BALANCED PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $483,741) (Notes 1 and 3)	$562,026
Cash	1
Receivables:
Dividends and interest	1,678
Portfolio shares sold	6
Prepaid and other assets	8

Total assets	563,719

LIABILITIES
Payable to Portfolio shareholders	408
Accrued accounting services fee (Note 2)	13
Accrued management fee (Note 2)	11
Accrued service fee (Note 2)	4
Accrued shareholder servicing (Note 2)	4
Other	74

Total liabilities	514

Total net assets	$563,205

NET ASSETS
$0.001 par value capital stock:
Capital stock	$68
Additional paid-in capital	511,777
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	4,207
Accumulated undistributed net realized loss on investment transactions	(31,132)
Net unrealized appreciation in value of investments	78,285

Net assets applicable to outstanding units of capital	$563,205

Net asset value, redemption and offering price per share	$8.2729

Capital shares outstanding	68,078
Capital shares authorized	170,000

See Notes to Financial Statements.

Statement of Operations
      BALANCED PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $41)	$3,681
Interest and amortization	3,467

Total income	7,148

Expenses (Note 2):
Accounting services fee	77
Audit fees	16
Custodian fees	11
Investment management fee	2,016
Legal fees	6
Service fee	720
Shareholder servicing	13
Other	65

Total expenses	2,924

Net investment income	4,224

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	14,644
Unrealized appreciation in value of investments during the period	3,545

Net gain on investments	18,189

Net increase in net assets resulting from operations	$22,413

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BALANCED PORTFOLIO
      (In Thousands)                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

DECREASE IN NET ASSETS
Operations:
Net investment income	$4,224	$7,212
Realized net gain on investments	14,644	42,443
Unrealized appreciation (depreciation)	3,545	(20,952)

Net increase in net assets resulting from operations	22,413	28,703

Dividends to shareholders from (Note 1E):(1)
Net investment income	(–)	(7,229)
Realized gains on investment transactions	(–)	(–)

	(–)	(7,229)

Capital share transactions(2)	(40,793)	(67,651)

Total decrease	(18,380)	(46,177)
NET ASSETS
Beginning of period	581,585	627,762

End of period	$563,205	$581,585

Undistributed net investment income (loss)	$4,207	$(17)

(1)See "Financial Highlights" on page 38.

(2)Shares issued from sale of shares	850	2,662
Shares issued from reinvestment of dividend and/or capital gains distribution	-	908
Shares redeemed	(5,807)	(12,293)

Decrease in outstanding capital shares	(4,957)	(8,723)

Value issued from sale of shares	$7,001	$20,592
Value issued from reinvestment of dividend and/or capital gains distribution	-	7,229
Value redeemed	(47,794)	(95,472)

Decrease in outstanding capital	$(40,793)	$(67,651)

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$7.9631	$7.6783	$7.1491	$6.0423	$6.7224	$7.3258

Income (loss) from investment operations:
Net investment income	0.0620	0.0999	0.1096	0.0467	0.1145	0.1593
Net realized and unrealized gain (loss) on investments	0.2478	0.2851	0.5292	1.1068	(0.6801)	(0.5955)

Total from investment operations	0.3098	0.3850	0.6388	1.1535	(0.5656)	(0.4362)

Less distributions from:
Net investment income	(0.0000)	(0.1002)	(0.1096)	(0.0467)	(0.1145)	(0.1593)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0079)

Total distributions	(0.0000)	(0.1002)	(0.1096)	(0.0467)	(0.1145)	(0.1672)

Net asset value, end of period	$8.2729	$7.9631	$7.6783	$7.1491	$6.0423	$6.7224

Total return	3.89%	5.01%	8.93%	19.09%	-8.41%	-5.94%
Net assets, end of period (in millions)	$563	$582	$628	$615	$168	$178
Ratio of expenses to average net assets	1.01	%(1)	1.01%	1.02%	1.00%	1.01%	1.00%
Ratio of net investment income to average net assets	1.47	%(1)	1.20%	1.45%	1.37%	1.79%	2.44%
Portfolio turnover rate	15%	52%	39%	43%	58%	39%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BOND PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Bond Portfolio had net assets totaling $205,323,539 invested in a diversified portfolio of:

88.63%	Domestic Bonds
10.35%	Foreign Bonds
1.02%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Corporate Debt Securities	$48.56
U.S. Government Mortgage-Backed Securities	$25.63
U.S. Government Treasury Securities	$11.49
U.S. Government Agency Securities	$10.42
Other Government Securities	$2.88
Cash and Cash Equivalents	$1.02

At June 30, 2006, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

AAA	56.97%
AA	8.21%
A	13.19%
BBB	13.49%
BB	4.09%
B	1.44%
CCC	0.12%
Not Rated	1.47%
Cash and Cash Equivalents	1.02%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's and Moody's.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Bond Portfolio
June 30, 2006		(Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.47%
First Union National Bank of Florida,
6.18%, 2-15-36	$4,000	$4,069,508
SouthTrust Bank, National Association,
6.125%, 1-9-28	1,000	1,009,920
		5,079,428
Broadcasting - 1.82%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,461,497
EchoStar DBS Corporation,
6.375%, 10-1-11	750	718,125
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	997,147
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	564,799
		3,741,568
Business Equipment and Services - 0.19%
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	394,188

Coal - 0.48%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	982,500

Communications Equipment - 0.25%
Harris Corporation,
6.35%, 2-1-28	500	505,932

Construction Materials - 1.30%
Hanson PLC,
7.875%, 9-27-10	2,500	2,672,505

Finance Companies - 4.03%
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	1,750	1,566,250
General Motors Acceptance Corporation,
5.125%, 5-9-08	2,500	2,395,012
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.92938%, 3-23-35 (A)	1,250	1,262,500
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.59563%, 6-23-35 (A)	1,000	1,002,500
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (A)	2,000	2,042,390
		8,268,652
Finance Companies - Mortgage Related - 22.67%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	1,750	1,625,663
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10- 43	2,500	2,378,264
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	3,086	2,973,999
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	2,485	2,445,355
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	444	244,225
COMM 2005-C6,
5.144%, 6-10- 44	6,000	5,785,091
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	1,428	1,455,560
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,858,767
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.25617%, 3-25-35	2,985	2,935,896
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38	2,000	1,912,339
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-A,
4.60074%, 2-25-34	1,527	1,502,340
Series 2004-12,
5.08874%, 9-25-34	2,984	2,836,807
Series 2004-18,
5.19846%, 12-25-34	4,044	3,916,331
Series 2004-3AC,
4.9348%, 3-25-34	2,070	2,068,340
Series 2004-5,
4.59007%, 5-25-34	2,019	1,894,142
Series 2004-6,
4.69955%, 6-25-34	994	937,175
Series 2005-21,
5.71457%, 11-25-35	1,237	1,167,922
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-22,
5.63824%, 12-25-35	1,276	1,199,191
Series 2006-1,
6.11768%, 2-25-36	1,294	1,246,210
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003- 40A,
4.8202%, 1-25-34	1,028	985,097
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	3,000	2,827,703
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,348,963
		46,545,380
Food and Related - 0.25%
ConAgra, Inc.,
6.7%, 8-1-27	500	521,803

Forest and Paper Products - 1.38%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	950,000
Champion International Corporation,
6.65%, 12-15-37	1,500	1,516,855
Westvaco Corporation,
7.5%, 6-15-27	364	362,901
		2,829,756
Homebuilders, Mobile Homes - 1.39%
D.R. Horton, Inc.,
8.0%, 2-1-09	1,364	1,418,245
Pulte Homes, Inc.,
4.875%, 7-15-09	1,500	1,446,975
		2,865,220
Hospital Supply and Management - 1.03%
HCA - The Healthcare Company,
8.75%, 9-1-10	2,000	2,108,530

Household - General Products - 1.20%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,457,802

Household - Major Appliances - 0.47%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	1,000	959,896

Petroleum - Domestic - 0.61%
Chesapeake Energy Corporation,
7.5%, 9-15-13	1,250	1,253,125

Petroleum - International - 1.35%
Pemex Project Funding Master Trust,
9.125%, 10-13-10	500	547,500
Petrobras International Finance Company,
9.125%, 7-2-13	2,000	2,220,000
		2,767,500
Petroleum - Services - 1.02%
Halliburton Company,
6.75%, 2-1-27	2,000	2,088,224

Real Estate Investment Trust - 0.37%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	750	758,318

Utilities - Electric - 1.86%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,325,672
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	789,759
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	699,947
		3,815,378
Utilities - Gas and Pipeline - 0.98%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,009,076

Utilities - Telephone - 3.44%
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,195,738
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	2,500	2,683,925
New York Telephone Company,
6.7%, 11-1-23	750	720,865
Pacific Bell,
7.25%, 11-1-27	750	749,916
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	721,567
		7,072,011

TOTAL CORPORATE DEBT SECURITIES - 48.56%		$99,696,792

(Cost: $101,933,331)

OTHER GOVERNMENT SECURITIES

Brazil - 0.27%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	551,250

Canada - 0.84%
Province de Quebec,
7.14%, 2-27-26	1,500	1,726,147

Japan - 1.25%
Japanese Government 15 Year Floating Rate Bond,
0.69%, 1-20-18 (B)	JPY300,000	2,563,527

Supranational - 0.52%
Inter-American Development Bank,
8.4%, 9-1-09	$1,000	1,081,683

TOTAL OTHER GOVERNMENT SECURITIES - 2.88%		$5,922,607

(Cost: $5,660,722)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 10.42%
Federal Home Loan Mortgage Corporation:
6.375%, 8-1-11	$2,500	2,491,605
5.25%, 11-5-12	5,000	4,847,655
4.75%, 5-6-13	2,000	1,884,736
5.2%, 3-5-19	2,500	2,345,237
5.5%, 8-20-19	2,500	2,410,043
Federal National Mortgage Association,
5.3%, 2-22-11	4,000	3,930,828
Tennessee Valley Authority,
4.875%, 12-15-16	3,500	3,489,049
		21,399,153
Mortgage-Backed Obligations - 25.63%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	1,000	944,036
5.0%, 7-15-19	1,087	1,032,729
5.0%, 5-15-23	1,500	1,415,995
5.5%, 4-15-24 (Interest Only)	3,596	278,950
5.5%, 4-15-24 (Interest Only)	1,585	81,582
6.0%, 3-15-29	389	388,105
5.0%, 7-15-29 (Interest Only)	1,932	234,029
7.5%, 9-15-29	738	768,454
4.0%, 2-15-30	500	470,446
4.25%, 3-15-31	961	914,751
5.0%, 9-15-31 (Interest Only)	3,181	529,363
5.5%, 9-15-31	3,750	3,638,833
5.0%, 9-15-32	1,500	1,375,720
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 7-1-25	2,792	2,642,397
6.0%, 11-1-28	689	681,986
6.5%, 10-1-31	135	136,281
6.5%, 11-1-31	186	187,688
6.0%, 2-1-32	341	336,824
5.0%, 3-1-35	1,797	1,679,117
5.5%, 10-1-35	1,443	1,386,765
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	662	146,812
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.971%, 5-1-35	1,672	1,617,777
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,311,028
5.0%, 3-25-18 (Interest Only)	1,181	98,325
5.0%, 6-25-18	2,173	2,079,753
4.5%, 8-25-18	2,500	2,418,810
5.5%, 2-25-32	1,500	1,469,400
4.0%, 11-25-32	802	746,312
4.0%, 3-25-33	595	554,241
3.5%, 8-25-33	1,715	1,513,964
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	1,755	1,666,212
5.5%, 1-1-17	1,054	1,036,504
4.0%, 11-1-18	1,232	1,139,202
5.5%, 10-1-23	866	841,557
5.0%, 4-1-24	2,894	2,745,017
5.0%, 2-1-25	1,283	1,216,938
6.0%, 12-1-28	120	118,355
5.5%, 6-1-33	2,578	2,487,398
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	1,000	889,356
5.5%, 9-25-31	1,000	967,345
4.5%, 12-25-34	2,000	1,858,078
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	3,822	345,977
5.0%, 1-20-32	670	651,246
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	31	32,809
7.5%, 12-15-23	167	174,116
8.0%, 9-15-25	65	68,909
7.0%, 7-20-27	21	21,765
7.0%, 8-20-27	56	57,932
6.5%, 5-15-29	108	109,342
7.5%, 7-15-29	33	34,533
7.75%, 10-15-31	296	301,345
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	396	368,092
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	175	174,644
2003-2 Class D,
5.0%, 11-15-23	766	763,357
2003-2 Class E,
5.0%, 12-15-25	1,500	1,475,135
		52,625,637
Treasury Obligations - 11.49%
United States Treasury Bond,
6.125%, 11-15-27	2,000	2,209,844
United States Treasury Notes:
4.0%, 4-15-10	2,000	1,924,376
5.0%, 2-15-11	6,500	6,484,004
5.0%, 8-15-11	7,000	6,978,944
4.0%, 2-15-15	6,500	5,989,646
		23,586,814

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 47.54%		$97,611,604

(Cost: $100,735,226)

TOTAL INVESTMENT SECURITIES - 98.98%		$203,231,003

(Cost: $208,329,279)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.02%		2,092,536

NET ASSETS - 100.00%		$205,323,539

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.
The following credit default swap agreement was outstanding at June 30, 2006. (See Note 7 to financial statements):
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Bear Stearns	Ford Motor Company	8.7%	6-20-11	$665,000	$(11,426)

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $6,269,829 or 3.05% of net assets.
(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BOND PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $208,329) (Notes 1 and 3)	$203,231
Cash	39
Receivables:
Dividends and interest	2,159
Portfolio shares sold	26
Prepaid and other assets	4

Total assets	205,459

LIABILITIES
Payable to Portfolio shareholders	85
Unrealized depreciation on swap agreements (Note 7)	11
Accrued accounting services fee (Note 2)	7
Accrued management fee (Note 2)	3
Accrued shareholder servicing (Note 2)	2
Accrued service fee (Note 2)	1
Other	26

Total liabilities	135

Total net assets	$205,324

NET ASSETS
$0.001 par value capital stock:
Capital stock	$39
Additional paid-in capital	207,396
Accumulated undistributed income (loss):
Accumulated undistributed net investment gain	4,564
Accumulated undistributed net realized loss on investment transactions	(1,565)
Net unrealized depreciation in value of investments	(5,110)

Net assets applicable to outstanding units of capital	$205,324

Net asset value, redemption and offering price per share	$5.2712

Capital shares outstanding	38,952
Capital shares authorized	90,000

See Notes to Financial Statements.

Statement of Operations
      BOND PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                    (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$5,471

Expenses (Note 2):
Accounting services fee	42
Audit fees	10
Custodian fees	6
Investment management fee	541
Legal fees	2
Service fee	257
Shareholder servicing	4
Other	18

Total expenses	880

Net investment income	4,591

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(1,549)
Realized net gain on swaps	8
Realized net gain on foreign currency transactions	5

Realized net loss on investments	(1,536)

Unrealized depreciation in value of securities during the period	(3,894)
Unrealized depreciation in value of swaps during the period	(12)

Unrealized depreciation in value of investments during the period	(3,906)

Net loss on investments	(5,442)

Net decrease in net assets resulting from operations	$(851)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BOND PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

DECREASE IN NET ASSETS
Operations:
Net investment income	$4,591	$8,952
Realized net gain (loss) on investments	(1,536)	1,375
Unrealized depreciation	(3,906)	(6,882)

Net increase (decrease) in net assets resulting from operations	(851)	3,445

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(9,386)
Realized gains on investment transactions	(–)	(997)

	(–)	(10,383)

Capital share transactions (2)	(5,817)	774

Total decrease	(6,668)	(6,164)
NET ASSETS
Beginning of period	211,992	218,156

End of period	$205,324	$211,992

Undistributed net investment income (loss)	$4,564	$(32)

(1)See "Financial Highlights" on page 52.

(2)Shares issued from sale of shares	1,631	3,283
Shares issued from reinvestment of dividend and/or capital gains distribution	–	1,962
Shares redeemed	(2,732)	(5,029)

Increase (decrease) in outstanding capital shares	(1,101)	216

Value issued from sale of shares	$8,609	$18,137
Value issued from reinvestment of dividend and/or capital gains distribution	–	10,383
Value redeemed	(14,426)	(27,746)

Increase (decrease) in outstanding capital	$(5,817)	$774

See Notes to Financial Statements.

Financial Highlights
      BOND PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$5.2928	$5.4762	$5.5710	$5.6032	$5.3615	$5.2308

Income (loss) from investment operations:
Net investment income	0.1178	0.2356	0.2463	0.2667	0.2396	0.2585
Net realized and unrealized gain (loss) on investments	(0.1394)	(0.1464)	(0.0302)	(0.0322)	0.2417	0.1306

Total from investment operations	(0.0216)	0.0892	0.2161	0.2345	0.4813	0.3891

Less distributions from:
Net investment income	(0.0000)	(0.2464)	(0.2463)	(0.2667)	(0.2396)	(0.2584)
Capital gains	(0.0000)	(0.0262)	(0.0646)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.2726)	(0.3109)	(0.2667)	(0.2396)	(0.2584)

Net asset value, end of period	$5.2712	$5.2928	$5.4762	$5.5710	$5.6032	$5.3615

Total return	-0.39%	1.61%	3.88%	4.18%	8.98%	7.47%
Net assets, end of period (in millions)	$205	$212	$218	$235	$247	$171
Ratio of expenses to average net assets	0.86	%(1)	0.86%	0.85%	0.84%	0.83%	0.83%
Ratio of net investment income to average net assets	4.46	%(1)	4.17%	4.16%	4.26%	4.92%	5.49%
Portfolio turnover rate	31%	43%	47%	53%	34%	29%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE EQUITY PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Core Equity Portfolio had net assets totaling $749,254,905 invested in a diversified portfolio of:

82.10%	Domestic Common Stocks
9.82%	Foreign Common Stocks
8.08%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Technology Stocks	$19.65
Energy Stocks	$15.92
Financial Services Stocks	$10.69
Cash and Cash Equivalents	$8.08
Multi-Industry Stocks	$7.81
Capital Goods Stocks	$7.45
Consumer Nondurables Stocks	$6.96
Health Care Stocks	$6.07
Transportation Stocks	$4.63
Utilities Stocks	$3.93
Raw Materials Stocks	$3.47
Retail Stocks	$3.19
Consumer Services Stocks	$2.15

The Investments of Core Equity Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 1.23%
AMR Corporation*	361,400	$9,186,788

Aircraft - 6.91%
Boeing Company (The)	267,900	21,943,689
L-3 Communications Holdings, Inc.	91,200	6,878,304
United Technologies Corporation	362,000	22,958,040
		51,780,033
Beverages - 2.97%
PepsiCo, Inc.	370,000	22,214,800

Capital Equipment - 3.87%
Caterpillar Inc.	201,100	14,977,928
Deere & Company	167,900	14,017,971
		28,995,899
Chemicals - Specialty - 2.96%
Air Products and Chemicals, Inc.	347,050	22,183,436

Communications Equipment - 1.57%
Corning Incorporated*	487,200	11,785,368

Computers - Main and Mini - 1.46%
Hewlett-Packard Company	344,900	10,926,432

Computers - Peripherals - 4.67%
Adobe Systems Incorporated*	342,200	10,408,013
Electronic Arts Inc.*	172,900	7,432,971
SAP Aktiengesellschaft, ADR	326,800	17,163,536
		35,004,520
Defense - 3.65%
General Dynamics Corporation	417,800	27,349,188

Electrical Equipment - 2.09%
Emerson Electric Co.	91,100	7,635,091
Rockwell Automation, Inc.	111,500	8,029,115
		15,664,206
Electronic Components - 1.39%
Advanced Micro Devices, Inc.*	426,100	10,405,362

Finance Companies - 3.17%
SLM Corporation	448,200	23,718,744

Food and Related - 2.34%
Campbell Soup Company	246,900	9,162,459
Kellogg Company	172,700	8,363,861
		17,526,320
Health Care - Drugs - 2.36%
Amgen Inc.*	115,000	7,521,575
Genentech, Inc.*	74,600	6,102,280
Novartis AG, Registered Shares (A)	75,150	4,069,306
		17,693,161
Health Care - General - 2.41%
Johnson & Johnson	301,800	18,083,856

Hospital Supply and Management - 1.30%
Medtronic, Inc.	207,950	9,757,014

Hotels and Gaming - 2.15%
Marriott International, Inc., Class A	328,700	12,530,044
Starwood Hotels & Resorts Worldwide, Inc.	59,700	3,602,298
		16,132,342
Household - General Products - 1.65%
Colgate-Palmolive Company	205,900	12,333,410

Insurance - Life - 0.69%
Aflac Incorporated	110,900	5,140,215

Insurance - Property and Casualty - 4.51%
ACE Limited	328,000	16,593,520
Berkshire Hathaway Inc., Class B*	5,655	17,208,165
		33,801,685
Mining - 0.51%
Phelps Dodge Corporation	46,800	3,845,088

Multiple Industry - 7.81%
Altria Group, Inc.	66,100	4,853,723
General Electric Company	906,100	29,865,056
Las Vegas Sands, Inc.*	306,100	23,832,946
		58,551,725
Non-Residential Construction - 1.49%
Fluor Corporation	119,900	11,142,307

Petroleum - International - 3.43%
Exxon Mobil Corporation	419,276	25,722,583

Petroleum - Services - 12.49%
Baker Hughes Incorporated	342,550	28,037,717
Nabors Industries Ltd.*	157,900	5,335,441
Schlumberger Limited	318,100	20,711,491
Smith International, Inc.	262,800	11,686,716
Transocean Inc.*	89,800	7,212,736
Weatherford International Ltd.*	414,900	20,587,338
		93,571,439
Railroad - 2.26%
Union Pacific Corporation	182,200	16,937,312

Retail - General Merchandise - 1.70%
Kohl's Corporation*	215,000	12,710,800

Retail - Specialty Stores - 1.49%
Best Buy Co., Inc.	203,600	11,165,424

Security and Commodity Brokers - 2.32%
Marsh & McLennan Companies, Inc.	248,300	6,676,787
Morgan (J.P.) Chase & Co.	255,400	10,726,800
		17,403,587
Trucking and Shipping - 1.14%
United Parcel Service, Inc., Class B	103,900	8,554,087

Utilities - Electric - 0.98%
Dominion Resources, Inc.	97,900	7,321,941

Utilities - Telephone - 2.95%
AT&T Inc.	438,600	12,232,554
UBS AG (A)	90,000	9,864,627
		22,097,181

TOTAL COMMON STOCKS - 91.92%		$688,706,253

(Cost: $529,524,090)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 1.01%
Alcoa Incorporated,
5.3%, 7-3-06	$ 7,566	7,563,772

Banks - 1.33%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	10,000	9,994,267

Beverages - 0.67%
PepsiCo, Inc.,
5.21%, 7-28-06	5,000	4,993,488

Forest and Paper Products - 0.51%
Kimberly-Clark Worldwide Inc.,
5.18%, 7-13-06	3,848	3,841,356

Household - General Products - 0.27%
Colgate-Palmolive Company,
5.2%, 7-20-06	2,000	1,994,511

Publishing - 1.33%
Gannett Co., Inc.,
5.15%, 7-5-06	10,000	9,994,278

Utilities - Electric - 0.67%
PacifiCorp,
5.17%, 7-7-06	5,000	4,995,692

Total Commercial Paper - 5.79%		43,377,364

Commercial Paper (backed by irrevocable bank letter of credit)
Food and Related - 0.66%
COFCO Capital Corp. (Rabobank Nederland),
5.26%, 7-20-06	5,000	4,986,119

Multiple Industry - 0.67%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.07%, 7-6-06	5,000	4,996,479

Total Commercial Paper (backed by irrevocable bank letter of credit) - 1.33%		$9,982,598

TOTAL SHORT-TERM SECURITIES - 7.12%		$53,359,962

(Cost: $53,359,962)

TOTAL INVESTMENT SECURITIES - 99.04%	$742,066,215

(Cost: $582,884,052)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.96%	7,188,690

NET ASSETS - 100.00%	$749,254,905

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CORE EQUITY PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $582,884) (Notes 1 and 3)	$742,066
Cash	1
Receivables:
Investment securities sold	8,056
Dividends and interest	823
Portfolio shares sold	8
Prepaid and other assets	10

Total assets	750,964

LIABILITIES
Payable for investment securities purchased	1,102
Payable to Portfolio shareholders	476
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	14
Accrued shareholder servicing (Note 2)	6
Accrued service fee (Note 2)	5
Other	92

Total liabilities	1,709

Total net assets	$749,255

NET ASSETS
$0.001 par value capital stock:
Capital stock	$62
Additional paid-in capital	616,035
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,155
Accumulated undistributed net realized loss on investment transactions	(28,181)
Net unrealized appreciation in value of investments	159,184

Net assets applicable to outstanding units of capital	$749,255

Net asset value, redemption and offering price per share	$12.1292

Capital shares outstanding	61,773
Capital shares authorized	170,000

See Notes to Financial Statements.

Statement of Operations
      CORE EQUITY PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                    (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $74)	$4,528
Interest and amortization	1,412

Total income	5,940

Expenses (Note 2):
Accounting services fee	90
Audit fees	14
Custodian fees	14
Investment management fee	2,605
Legal fees	7
Service fee	930
Shareholder servicing	17
Other	64

Total expenses	3,741

Net investment income	2,199

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	55,402
Realized net gain on swaps	4,920
Realized net loss on foreign currency transactions	(3)

Realized net gain on investments	60,319
Unrealized appreciation in value of investments during the period	1,969

Net gain on investments	62,288

Net increase in net assets resulting from operations	$64,487

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CORE EQUITY PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,199	$2,323
Realized net gain on investments	60,319	86,343
Unrealized appreciation (depreciation)	1,969	(26,639)

Net increase in net assets resulting from operations	64,487	62,027

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(2,367)
Realized gains on investment transactions	(–)	(–)

	(–)	(2,367)

Capital share transactions (2)	(38,382)	(73,602)

Total increase (decrease)	26,105	(13,942)
NET ASSETS
Beginning of period	723,150	737,092

End of period	$749,255	$723,150

Undistributed net investment income (loss)	$2,155	$(41)

(1)See "Financial Highlights" on page 62.

(2) Shares issued from sale of shares	1,207	2,126
Shares issued from reinvestment of dividend and/or capital gains distribution	-	213
Shares redeemed	(4,453)	(9,324)

Decrease in outstanding capital shares	(3,246)	(6,985)

Value issued from sale of shares	$14,305	$22,345
Value issued from reinvestment of dividend and/or capital gains distribution	-	2,367
Value redeemed	(52,687)	(98,314)

Decrease in outstanding capital	$(38,382)	$(73,602)

See Notes to Financial Statements.

Financial Highlights
      CORE EQUITY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.1221		$10.2369	$9.3996	$8.0720	$10.3608	$12.2027

Income (loss) from investment operations:
Net investment income	0.0356		0.0358	0.0622	0.0662	0.0476	0.0231
Net realized and unrealized gain (loss) on investments	0.9715		0.8859	0.8373	1.3276	(2.2888)	(1.8418)

Total from investment operations	1.0071		0.9217	0.8995	1.3938	(2.2412)	(1.8187)

Less distributions from:
Net investment income	(0.0000)		(0.0365)	(0.0622)	(0.0662)	(0.0476)	(0.0229)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)

Total distributions	(0.0000)		(0.0365)	(0.0622)	(0.0662)	(0.0476)	(0.0232)

Net asset value, end of period	$12.1292		$11.1221	$10.2369	$9.3996	$8.0720	$10.3608

Total return	9.05%		9.01%	9.57%	17.27%	-21.63%	-14.91%
Net assets, end of period (in millions)	$749		$723	$737	$736	$650	$913
Ratio of expenses to average net assets	1.01	%(1)	1.01%	1.01%	1.00%	0.99%	0.98%
Ratio of net investment income to average net assets	0.59	%(1)	0.32%	0.62%	0.78%	0.50%	0.21%
Portfolio turnover rate	35%		62%	54%	49%	38%	31%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Dividend Income Portfolio had net assets totaling $58,397,186 invested in a diversified portfolio of:

83.94%	Domestic Common Stocks
9.67%	Cash and Cash Equivalents
6.39%	Foreign Common Stocks

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Energy Stocks	$20.08
Financial Services Stocks	$15.62
Cash and Cash Equivalents	$9.67
Capital Goods Stocks	$9.07
Utilities Stocks	$8.15
Consumer Nondurables Stocks	$6.85
Multi-Industry Stocks	$6.29
Technology Stocks	$5.46
Raw Materials Stocks	$4.60
Consumer Services Stocks	$3.47
Transportation Stocks	$3.30
Health Care Stocks	$3.16
Shelter Stocks	$2.89
Miscellaneous Stocks	$1.39

The Investments of Dividend Income Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 2.51%
Boeing Company (The)	11,669	$955,808
Goodrich Corporation	12,706	511,925
		1,467,733
Aluminum - 0.77%
Alcoa Incorporated	13,958	451,681

Banks - 2.84%
Bank of America Corporation	20,000	962,000
Mellon Financial Corporation	8,806	303,191
Wells Fargo & Company	5,823	390,607
		1,655,798
Beverages - 1.59%
Diageo plc, ADR	13,761	929,556

Business Equipment and Services - 0.84%
Genuine Parts Company	11,845	493,463

Capital Equipment - 4.43%
Caterpillar Inc.	16,456	1,225,643
Deere & Company	16,284	1,359,551
		2,585,194
Chemicals - Petroleum and Inorganic - 0.77%
du Pont (E.I.) de Nemours and Company	10,882	452,691

Chemicals - Specialty - 1.84%
Air Products and Chemicals, Inc.	16,770	1,071,938

Computers - Peripherals - 1.87%
SAP Aktiengesellschaft, ADR	20,796	1,092,206

Electrical Equipment - 0.55%
Emerson Electric Co.	3,809	319,232

Electronic Components - 1.08%
Microchip Technology Incorporated	10,544	354,331
Texas Instruments Incorporated	9,201	278,698
		633,029
Finance Companies - 2.99%
SLM Corporation	32,986	1,745,619

Food and Related - 0.93%
Campbell Soup Company	14,720	546,259

Health Care - Drugs - 1.07%
Pfizer Inc.	26,523	622,495

Health Care - General - 1.16%
Johnson & Johnson	11,350	680,092

Hospital Supply and Management - 0.93%
Medtronic, Inc.	11,598	544,178

Hotels and Gaming - 3.47%
Harrah's Entertainment, Inc.	10,212	726,890
Starwood Hotels & Resorts Worldwide, Inc.	21,500	1,297,310
		2,024,200
Household - General Products - 2.94%
Colgate-Palmolive Company	19,354	1,159,304
Procter & Gamble Company (The)	10,025	557,390
		1,716,694
Insurance - Property and Casualty - 2.48%
Allstate Corporation (The)	13,603	744,492
St. Paul Companies, Inc. (The)	15,743	701,823
		1,446,315
Metal Fabrication - 1.18%
Loews Corporation, Carolina Group	13,414	689,077

Mining - 1.23%
Freeport-McMoRan Copper & Gold Inc., Class B	12,982	719,333

Multiple Industry - 6.29%
3M Company	7,258	586,229
Altria Group, Inc.	20,608	1,513,245
General Electric Company	47,803	1,575,587
		3,675,061
Non-Residential Construction - 2.91%
Fluor Corporation	18,261	1,696,995

Petroleum - International - 7.33%
Anadarko Petroleum Corporation	23,288	1,110,605
BP p.l.c., ADR	7,201	501,262
ConocoPhillips	11,183	732,822
Exxon Mobil Corporation	26,158	1,604,793
Marathon Oil Corporation	3,966	330,368
		4,279,850
Petroleum - Services - 12.75%
BJ Services Company	20,411	760,514
Baker Hughes Incorporated	21,677	1,774,262
Grant Prideco, Inc.*	12,274	549,261
National Oilwell Varco, Inc.*	11,849	750,279
Patterson-UTI Energy, Inc.	10,334	293,124
Schlumberger Limited	29,939	1,949,328
Transocean Inc.*	9,182	737,498
Weatherford International Ltd.*	12,674	628,884
		7,443,150
Railroad - 1.23%
Union Pacific Corporation	7,760	721,370

Real Estate Investment Trust - 2.89%
Host Hotels & Resorts, Inc.	13,146	287,503
ProLogis	11,879	619,133
Simon Property Group, Inc.	9,437	782,705
		1,689,341
Retail - General Merchandise - 0.54%
Federated Department Stores, Inc.	8,636	316,078

Security and Commodity Brokers - 7.31%
AllianceBernstein Holding L.P.	19,388	1,185,382
Chicago Mercantile Exchange Holdings Inc.	2,636	1,294,671
Legg Mason, Inc.	2,812	279,850
Marsh & McLennan Companies, Inc.	24,345	654,637
Morgan (J.P.) Chase & Co.	20,369	855,498
		4,270,038
Tobacco - 1.40%
Reynolds American Inc.	7,086	817,016

Trucking and Shipping - 2.06%
United Parcel Service, Inc., Class B	14,614	1,203,171

Utilities - Electric - 2.52%
Dominion Resources, Inc.	7,828	585,456
NRG Energy, Inc.*	12,221	588,808
NiSource Inc.	13,546	295,845
		1,470,109
Utilities - Gas and Pipeline - 2.59%
Enbridge Inc.	18,995	580,677
Kinder Morgan, Inc.	9,308	929,776
		1,510,453
Utilities - Telephone - 3.04%
BellSouth Corporation	14,404	521,425
Iowa Telecommunications Services, Inc.	35,038	662,919
Valor Communications Group, Inc.	51,514	589,835
		1,774,179

TOTAL COMMON STOCKS - 90.33%		$52,753,594

(Cost: $44,707,525)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 2.57%
Banks
Wells Fargo & Company,
5.21%, 7-5-06	$1,500	1,500,000

Commercial Paper
Aircraft - 2.67%
United Technologies Corporation,
5.29%, 7-3-06	1,560	1,559,542

Food and Related - 2.57%
Nestle Capital Corp.,
5.1%, 7-6-06	1,500	1,498,937

Utilities - Gas and Pipeline - 1.59%
Michigan Consolidated Gas Co.,
5.35%, 7-3-06	930	929,724

Total Commercial Paper - 6.83%		3,988,203

TOTAL SHORT-TERM SECURITIES - 9.40%		$5,488,203

(Cost: $5,488,203)

TOTAL INVESTMENT SECURITIES - 99.73%		$58,241,797

(Cost: $50,195,728)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.27%		155,389

NET ASSETS - 100.00%		$58,397,186

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      DIVIDEND INCOME PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $50,196) (Notes 1 and 3)	$58,242
Cash	1
Receivables:
Investment securities sold	103
Dividends and interest	82
Portfolio shares sold	78
Prepaid and other assets	1

Total assets	58,507

LIABILITIES
Payable for investment securities purchased	90
Payable to Portfolio shareholders	11
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Other	3

Total liabilities	110

Total net assets	$58,397

NET ASSETS
$0.001 par value capital stock:
Capital stock	$9
Additional paid-in capital	49,439
Accumulated undistributed income:
Accumulated undistributed net investment income	370
Accumulated undistributed net realized gain on investment transactions	533
Net unrealized appreciation in value of investments	8,046

Net assets applicable to outstanding units of capital	$58,397

Net asset value, redemption and offering price per share	$6.6434

Capital shares outstanding	8,790
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      DIVIDEND INCOME PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$492
Interest and amortization	154

Total income	646

Expenses (Note 2):
Accounting services fee	18
Audit fees	8
Custodian fees	3
Investment management fee	179
Legal fees	1
Service fee	64
Shareholder servicing	1
Other	2

Total expenses	276

Net investment income	370

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	485
Realized net gain on swaps	217

Realized net gain on investments	702

Unrealized appreciation in value of investments during the period	2,968

Net gain on investments	3,670

Net increase in net assets resulting from operations	$4,040

See Notes to Financial Statements.

Statement of Changes in Net Assets
      DIVIDEND INCOME PORTFOLIO
      (In Thousands)                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$370	$452
Realized net gain (loss) on investments	702	(157)
Unrealized appreciation	2,968	3,844

Net increase in net assets resulting from operations	4,040	4,139

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(452)
Realized gains on investment transactions	(–)	(–)

	(–)	(452)

Capital share transactions (2)	10,957	22,610

Total increase	14,997	26,297
NET ASSETS
Beginning of period	43,400	17,103

End of period	$58,397	$43,400

Undistributed net investment income (loss)	$370	$ (– )*

(1)See "Financial Highlights" on page 72.

(2)Shares issued from sale of shares	1,881	4,101
Shares issued from reinvestment of dividend and/or capital gains distribution	–	74
Shares redeemed	(192)	(204)

Increase in outstanding capital shares	1,689	3,971

Value issued from sale of shares	$12,200	$23,356
Value issued from reinvestment of dividend and/or capital gains distribution	–	451
Value redeemed	(1,243)	(1,197)

Increase in outstanding capital	$10,957	$22,610

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the fiscal period from 12-30-03(1) through
	6-30-06		2005	2004	12-31-03

Net asset value, beginning of period	$6.1121		$5.4645	$5.0000	$5.0000

Income from investment operations:
Net investment income	0.0174		0.0643	0.0337	0.0000
Net realized and unrealized gain on investments	0.5139		0.6476	0.4645	0.0000

Total from investment operations	0.5313		0.7119	0.4982	0.0000

Less distributions from:
Net investment income	(0.0000)		(0.0643)	(0.0337)	(0.0000)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)		(0.0643)	(0.0337)	(0.0000)

Net asset value, end of period	$6.6434		$6.1121	$5.4645	$5.0000

Total return	8.69%		13.03%	9.96%	0.00%
Net assets, end of period (in millions)	$58		$43	$17	$— *
Ratio of expenses to average net assets including voluntary expense waiver	1.08	%(2)	0.93%	0.76%	0.00%
Ratio of net investment income to average net assets including voluntary expense waiver	1.45	%(2)	1.53%	2.08%	0.00%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.08	%(2)(3)	1.12%	1.46%	0.00%
Ratio of net investment income to average net assets excluding voluntary expense waiver	1.45	%(2)(3)	1.35%	1.38%	0.00%
Portfolio turnover rate	7%		22%	22%	0%

*Not shown due to rounding.

(1)Commencement of operations.

(2)Annualized.

(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF ENERGY PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Energy Portfolio had net assets totaling $4,461,167 invested in a diversified portfolio of:

69.71%	Domestic Common Stocks
17.65%	Foreign Common Stocks
12.64%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio was invested by industry and geographic region, repectively, as follows:

Energy Stocks	$64.89
Cash and Cash Equivalents	$12.64
Utilities Stocks	$6.76
Capital Goods Stocks	$6.67
Miscellaneous Stocks	$3.79
Raw Materials Stocks	$2.86
Business Equipment and Services Stocks	$2.39

United States	$69.71
Cash and Cash Equivalents	$12.64
Canada	$6.71
Bermuda	$5.06
Europe	$4.23
Pacific Basin	$1.25
South America	$0.40

The Investments of Energy Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.39%
Bucyrus International, Inc., Class A	900	$45,445
Headwaters Incorporated*	1,000	25,560
Jacobs Engineering Group Inc.*	450	35,838
		106,843
Capital Equipment - 4.38%
Cameron International Corporation*	1,850	88,374
Caterpillar Inc.	500	37,240
Shaw Group Inc. (The)*	1,150	31,970
SunPower Corporation, Class A*	850	23,707
Suntech Power Holdings Co., Ltd., ADR*	500	14,125
		195,416
Chemicals - Specialty - 0.97%
VeraSun Energy Corporation*	1,650	43,296

Coal - 4.51%
Alpha Natural Resources, Inc.*	1,750	34,335
Foundation Coal Holdings, Inc.	950	44,583
Massey Energy Company	1,000	36,000
Peabody Energy Corporation	1,550	86,413
		201,331
Electrical Equipment - 0.52%
Hydrogenics Corporation*	9,450	23,011

Electronic Components - 0.70%
Evergreen Solar, Inc.*	2,400	31,164

Electronic Instruments - 0.33%
Energy Conversion Devices, Inc.*	400	14,594

Food and Related - 1.11%
Archer Daniels Midland Company	1,200	49,536

Mining - 1.89%
Arch Coal, Inc.	1,050	44,489
Cameco Corporation	1,000	39,970
		84,459
Multiple Industry - 1.65%
General Electric Company	1,150	37,904
Technip SA, ADR	650	35,828
		73,732
Non-Residential Construction - 1.77%
Fluor Corporation	850	78,990

Petroleum - Canada - 0.91%
Suncor Energy Inc.	500	40,505

Petroleum - Domestic - 1.16%
Sunoco, Inc.	750	51,968

Petroleum - International - 27.76%
Anadarko Petroleum Corporation	1,550	73,919
Apache Corporation	1,150	78,487
BP p.l.c., ADR	1,400	97,454
CNOOC Limited, ADR	250	20,095
ConocoPhillips	1,250	81,912
Devon Energy Corporation	1,300	78,533
EOG Resources, Inc.	1,100	76,274
EnCana Corporation	900	47,376
Exxon Mobil Corporation	1,900	116,565
Hess Corporation	800	42,280
Marathon Oil Corporation	800	66,640
Newfield Exploration Company*	2,500	122,350
Noble Energy, Inc.	1,800	84,348
Occidental Petroleum Corporation	800	82,040
PetroChina Company Limited, ADR	200	21,594
Petroleo Brasileiro S.A. - Petrobras, ADR	200	17,862
Statoil ASA, ADR	1,250	35,650
TOTAL S.A., ADR	300	19,656
Talisman Energy Inc.	4,300	75,164
		1,238,199
Petroleum - Services - 30.55%
BJ Services Company	2,400	89,424
Baker Hughes Incorporated	1,650	135,052
Complete Production Services, Inc.*	3,750	88,650
ENSCO International Incorporated	1,250	57,525
Grant Prideco, Inc.*	1,850	82,788
Halliburton Company	850	63,079
Nabors Industries Ltd.*	3,450	116,576
National Oilwell Varco, Inc.*	1,850	117,142
Schlumberger Limited	1,950	126,965
Smith International, Inc.	1,950	86,717
TODCO, Class A	1,650	67,403
Transocean Inc.*	1,000	80,320
Valero Energy Corporation	1,750	116,410
Warrior Energy Services Corporation*	1,050	25,667
Weatherford International Ltd.*	2,200	109,164
		1,362,882
Utilities - Electric - 3.32%
Entergy Corporation	1,050	74,287
Exelon Corporation	1,300	73,879
		148,166
Utilities - Gas and Pipeline - 3.44%
Enbridge Inc.	2,400	73,368
Kinder Morgan, Inc.	800	79,912
		153,280

TOTAL COMMON STOCKS - 87.36%		$3,897,372

(Cost: $3,981,352)

SHORT-TERM SECURITY - 11.32%	Principal Amount in Thousands

United States Government Agency Obligation
Federal Home Loan Bank,
4.8%, 7-3-06	$505	$504,865
(Cost: $504,865)

TOTAL INVESTMENT SECURITIES - 98.68%		$4,402,237

(Cost: $4,486,217)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.32%		58,930

NET ASSETS - 100.00%		$4,461,167

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ENERGY PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $4,486) (Notes 1 and 3)	$4,402
Cash	506
Receivables:
Investment securities sold	90
Portfolio shares sold	35
Dividends and interest	1
Prepaid and other assets	2

Total assets	5,036

LIABILITIES
Payable for investment securities purchased	567
Payable to Portfolio shareholders	6
Accrued management fee (Note 2)	–	*
Accrued service fee (Note 2)	–	*
Accrued shareholder servicing (Note 2)	–	*
Other	2

Total liabilities	575

Total net assets	$4,461

NET ASSETS
$0.001 par value capital stock:
Capital stock	1
Additional paid-in capital	4,537
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	8
Accumulated undistributed net realized loss on investment transactions	(1)
Net unrealized depreciation in value of investments	(84)

Net assets applicable to outstanding units of capital	$4,461

Net asset value, redemption and offering price per share	$4.7531

Capital shares outstanding	939
Capital shares authorized	60,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      ENERGY PORTFOLIO
      For the Period from May 1, 2006 (1) through June 30, 2006
      (In Thousands)                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$7
Dividends	5

Total income	12

Expenses (Note 2):
Custodian fees	2
Investment management fee	4
Legal fees	– *
Service fee	1
Shareholder servicing	– *
Other	1

Total	8
Less voluntary waiver of investment management fee (Note 2)	(4)

Total expenses	4

Net investment income	8

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(1)
Unrealized depreciation in value of investments during the period	(84)

Net loss on investments	(85)

Net decrease in net assets resulting from operations	$(77)

*Not shown due to rounding.

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ENERGY PORTFOLIO
      For the Period from May 1, 2006 (1) through June 30, 2006
      (In Thousands)                                                                                               (Unaudited)

INCREASE IN NET ASSETS
Operations:
Net investment income	$8
Realized net loss on investments	(1)
Unrealized depreciation	(84)

Net decrease in net assets resulting from operations	(77)

Distributions to shareholders from (Note 1E): (2)
Net investment income	(–)
Realized gains on investment transactions	(–)

(–)

Capital share transactions (3)	4,538

Total increase	4,461
NET ASSETS
Beginning of period	-

End of period	$4,461

Undistributed net investment income	$8

(1)Commencement of operations.
(2)See "Financial Highlights" on page 80.

(3)Shares issued from sale of shares	947
Shares issued from reinvestment of dividend and/or capital gains distribution	–
Shares redeemed	(8)

Increase in outstanding capital shares	939

Value issued from sale of shares	$4,578
Value issued from reinvestment of dividend and/or capital gains distribution	–
Value redeemed	(40)

Increase in outstanding capital	$4,538

See Notes to Financial Statements.

Financial Highlights
      ENERGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:             (Unaudited)

	For the period from 5-1-06(1) through
	6-30-06

Net asset value, beginning of period	$5.0000

Income (loss) from investment operations:
Net investment income	0.0089
Net realized and unrealized loss on investments	(0.2558)

Total from investment operations	(0.2469)

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$4.7531

Total return	-4.94%
Net assets, end of period (in millions)	$4
Ratio of expenses to average net assets including voluntary expense waiver	0.74	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.56	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.57	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.73	%(2)
Portfolio turnover rate	3%

(1)Commencement of operations.

(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
GLOBAL NATURAL RESOURCES PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Global Natural Resources Portfolio had net assets totaling $66,901,539 invested in a diversified portfolio of:

52.22%	Foreign Common Stocks
43.98%	Domestic Common Stocks
3.80%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio was invested by geographic region and by industry, respectively, as follows:

United States	$43.98
Canada	$14.31
Brazil	$13.80
Pacific Basin	$8.17
South Africa	$4.64
Cayman Islands	$4.30
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$3.80
Europe	$2.53
Mexico	$2.47
Other Bahamas/Caribbean	$1.14
Other South America	$0.86

Energy Stocks	$42.40
Raw Materials Stocks	$38.80
Shelter Stocks	$4.17
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$3.80
Multi-Industry Stocks	$3.50
Capital Goods Stocks	$2.90
Miscellaneous Stocks	$2.22
Utilities Stocks	$2.21

The Investments of Global Natural Resources Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Australia - 1.53%
Excel Coal Limited (A)	33,833	$202,891
Excel Coal Limited (A)(B)	17,700	106,144
Lihir Gold Limited (A)*	303,100	648,675
Sino Gold Limited (A)*	17,799	66,132
		1,023,842
Bermuda - 1.14%
China Gas Holdings Limited (A)*	1,359,500	215,313
Tsakos Energy Navigation Limited	7,600	316,768
Weatherford International Ltd.*	4,600	228,252
		760,333
Brazil - 13.80%
Aracruz Celulose S.A., ADR	21,000	1,100,820
Arcelor Brasil S.A. (A)(C)	11,500	178,986
Bradespar S.A. (A)	13,900	472,211
CPFL Energia S.A., ADR	4,300	157,165
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	14,300	336,765
Companhia Energetica de Minas Gerais - CEMIG, ADR	13,700	583,757
Companhia Siderurgica Nacional (A)	23,700	764,760
Companhia Siderurgica Nacional, ADR	33,600	1,081,920
Companhia Vale do Rio Doce, ADR	94,000	2,259,760
Companhia Vale do Rio Doce, Class A (A)	11,761	239,461
Petroleo Brasileiro S.A. - Petrobras, ADR	4,100	366,171
Suzano Bahia Sul Papel E Celulose S.A. (A)	177,700	1,046,066
Votorantim Celulose e Papel S.A. (A)*	12,100	188,827
Votorantim Celulose e Papel S.A., ADR	29,400	458,052
		9,234,721
Canada - 14.31%
Agnico-Eagle Mines Limited (A)	14,300	474,105
Barrick Gold Corporation (A)	88,100	2,602,054
Breaker Energy Ltd., Class A (A)*	38,600	212,658
Cambior Inc. (A)*	249,200	676,410
Canadian Natural Resources Limited (A)	12,200	674,535
Crew Energy Inc. (A)*	17,600	211,269
Eldorado Gold Corporation (A)*	67,100	325,792
Glamis Gold Ltd. (A)*	19,300	731,681
Hydrogenics Corporation (A)*	15,800	38,499
IAMGOLD Corporation (A)	50,300	446,991
Inco Limited (A)	4,300	283,123
Kinross Gold Corporation (A)*	117,500	1,280,995
Pason Systems Inc. (A)	16,700	244,598
Potash Corporation of Saskatchewan Inc. (A)	2,500	214,100
Pure Energy Services Ltd. (A)(B)*	7,100	129,114
Savanna Energy Services Corp. (A)*	6,700	137,265
Superior Plus Income Fund (A)	4,600	45,328
Trican Well Service Ltd. (A)*	18,100	361,578
Western Oil Sands Inc., Class A (A)*	13,500	374,174
zed.i solutions inc. (A)*	88,800	111,368
		9,575,637
Cayman Islands - 4.30%
Apex Silver Mines Limited*	41,600	626,080
Noble Corporation	30,200	2,247,484
		2,873,564
China - 1.27%
China Petroleum & Chemical Corporation, H Shares (A)	672,000	385,048
China Shenhua Energy Company Limited, H Shares (A)	53,200	98,299
PetroChina Company Limited, H Shares (A)	167,000	178,476
Xinao Gas Holdings Limited (A)	196,000	186,756
		848,579
Japan - 0.47%
Shin-Etsu Chemical Co., Ltd. (A)*	5,800	315,239

Mexico - 2.47%
Cemex, S.A. de C.V., ADR*	28,962	1,649,965

Norway - 0.63%
Statoil ASA, ADR	14,800	422,096

Peru - 0.86%
Compania de Minas Buenaventura S.A.A., ADR	21,000	572,880

Russia - 0.35%
OAO LUKOIL, ADR	2,850	237,120

South Africa - 4.64%
AngloGold Ashanti Limited, ADR	14,300	688,116
Gold Fields Limited, ADR	79,700	1,825,130
Impala Platinum Holdings Limited (A)	2,300	423,373
Mvelaphanda Resources Limited (A)*	33,600	168,703
		3,105,322
South Korea - 1.46%
GS Holdings Corp. (A)	20,430	641,701
POSCO, ADR	5,000	334,500
		976,201
Thailand - 3.44%
Banpu Public Company Limited, Registered Shares (A)	55,300	191,490
PTT Public Company Limited (A)	221,500	1,313,195
Rayong Refinery Public Company Limited (A)*	251,700	124,794
Thai Oil Public Company Limited (A)	402,700	670,814
		2,300,293
United Kingdom - 1.55%
Randgold Resources Limited, ADR*	39,700	832,112
Titanium Resources Group Ltd. (A)*	146,000	202,489
		1,034,601
United States - 43.98%
Air Products and Chemicals, Inc.	31,900	2,039,048
Alpha Natural Resources, Inc.*	40,000	784,800
Arch Coal, Inc.	22,500	953,325
Atwood Oceanics, Inc.*	20,100	996,960
Aventine Renewable Energy Holdings, Inc.*	9,000	350,100
Avery Dennison Corporation	12,600	731,556
BJ Services Company	18,700	696,762
Baker Hughes Incorporated	7,600	622,060
Bristow Group Inc.*	9,200	331,200
Bunge Limited	18,500	929,625
Cameron International Corporation*	200	9,554
Celanese Corporation, Series A	30,500	622,810
ConocoPhillips	5,000	327,650
Diamond Offshore Drilling, Inc.	25,200	2,115,036
Exxon Mobil Corporation	31,000	1,901,850
GlobalSanteFe Corporation	39,200	2,263,800
Grant Prideco, Inc.*	10,100	451,975
Hess Corporation	14,100	745,185
Horizon Offshore, Inc.*	6,700	140,198
iShares Silver Trust*	2,500	278,475
Lubrizol Corporation (The)	4,100	163,385
Massey Energy Company	34,900	1,256,400
NS Group, Inc.*	5,900	324,972
Nalco Holdings LLC*	25,200	444,276
Newmont Mining Corporation	21,800	1,153,874
Occidental Petroleum Corporation	8,100	830,655
Peabody Energy Corporation	8,400	468,300
Praxair, Inc.	20,100	1,085,400
Rohm and Haas Company	14,800	741,776
Smith International, Inc.	28,600	1,271,842
streetTRACKS Gold Trust*	5,900	361,198
Tesoro Corporation	10,900	810,524
Transocean Inc.*	15,100	1,212,832
Valero Energy Corporation	30,200	2,008,904
		29,426,307

TOTAL COMMON STOCKS - 96.20%		$64,356,700

(Cost: $57,253,566)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.00%	Face Amount in Thousands

Brazilian Real, 7-19-06 (D)	BRL70	2,168
Brazilian Real, 7-19-06 (D)	365	(9,531)
Brazilian Real, 8-23-06 (D)	1,020	(21,873)
Canadian Dollar, 7-19-06 (D)	CAD880	1,601
Canadian Dollar, 7-19-06 (D)	250	(2,573)
Canadian Dollar, 7-19-06 (D)	2,250	(2,849)
Canadian Dollar, 8-23-06 (D)	1,950	(2,207)
South African Rand, 7-19-06 (D)	ZAR2,260	32,166
South African Rand, 8-23-06 (D)	1,170	13,093
South African Rand, 8-23-06 (D)	505	(3,606)
South African Rand, 9-20-06 (D)	475	(1,918)
		$4,471

SHORT-TERM SECURITY - 6.81%	Principal Amount in Thousands

United States Government Agency Obligation
Federal Home Loan Bank,
4.8%, 7-3-06	$4,557	$4,555,785
(Cost: $4,555,785)

TOTAL INVESTMENT SECURITIES - 103.01%		$68,916,956

(Cost: $61,809,351)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.01%)		(2,015,417)

NET ASSETS - 100.00%		$66,901,539

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $235,258 or 0.35% of net assets.
(C)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GLOBAL NATURAL RESOURCES PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $61,809) (Notes 1 and 3)	$68,917
Receivables:
Portfolio shares sold	115
Dividends and interest	112
Investment securities sold	44
Prepaid and other assets	–	*

Total assets	69,188

LIABILITIES
Payable for investment securities purchased	1,341
Payable to Portfolio shareholders	892
Due to custodian	28
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	2
Accrued service fee (Note 2)	–	*
Accrued shareholder servicing (Note 2)	–	*
Other	20

Total liabilities	2,286

Total net assets	$66,902

NET ASSETS
$0.001 par value capital stock:
Capital stock	$9
Additional paid-in capital	56,242
Accumulated undistributed income:
Accumulated undistributed net investment income	247
Accumulated undistributed net realized gain on investment transactions	3,296
Net unrealized appreciation in value of investments	7,108

Net assets applicable to outstanding units of capital	$66,902

Net asset value, redemption and offering price per share	$7.5231

Capital shares outstanding	8,893
Capital shares authorized	50,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign witholding taxes of $23)	$549
Interest and amortization	123

Total income	672

Expenses (Note 2):
Accounting services fee	17
Custodian fees	48
Investment management fee	253
Legal fees	1
Service fee	64
Shareholder servicing	1
Other	21

Total expenses	405

Net investment income	267

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	3,307
Realized net loss on foreign currency transactions	(20)

Realized net gain on investments	3,287
Unrealized appreciation in value of investments
during the period	4,104

Net gain on investments	7,391

Net increase in net assets resulting from operations	$7,658

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GLOBAL NATURAL RESOURCES PORTFOLIO
      (In Thousands)                                                                                                (Unaudited)

	For the six months ended June 30,	For the period from 4-28-05(1) through
	2006	12-31-05

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$267	$(58)
Realized net gain on investments	3,287	201
Unrealized appreciation	4,104	3,004

Net increase in net assets resulting from operations	7,658	3,147

Distributions to shareholders from (Note 1E): (2)
Net investment income	(–)	(–)
Realized gains on investment transactions	(–)	(154)

	(–)	(154)

Capital share transactions (3)	26,941	29,310

Total increase	34,599	32,303
NET ASSETS
Beginning of period	32,303	–

End of period	$66,902	$32,303

Undistributed net investment income	$247	$–

(1)Commencement of operations.
(2)See "Financial Highlights" on page 90.

(3)Shares issued from sale of shares	3,998	5,206
Shares issued from reinvestment of dividend and/or capital gains distribution	–	24
Shares redeemed	(255)	(80)

Increase in outstanding capital shares	3,743	5,150

Value issued from sale of shares	$28,788	$29,635
Value issued from reinvestment of dividend and/or capital gains distribution	–	154
Value redeemed	(1,847)	(479)

Increase in outstanding capital	$26,941	$29,310

See Notes to Financial Statements.

Financial Highlights
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:            (Unaudited)

	For the six months ended		For the period from 4-28-05(1) through
	6-30-06		12-31-05

Net asset value, beginning of period	$6.2719		$5.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0301		(0.0112)
Net realized and unrealized gain on investments	1.2211		1.3132

Total from investment operations	1.2512		1.3020

Less distributions from:
Net investment income	(0.0000)		(0.0000)
Capital gains	(0.0000)		(0.0301)

Total distributions	(0.0000)		(0.0301)

Net asset value, end of period	$7.5231		$6.2719

Total return	19.95%		26.04%
Net assets, end of period (in millions)	$67		$32
Ratio of expenses to average net assets	1.60	%(2)	2.17	%(2)
Ratio of net investment income (loss) to average net assets	1.06	%(2)	-0.60	%(2)
Portfolio turnover rate	55%		66%

(1)Commencement of operations.

(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Growth Portfolio had net assets totaling $1,202,111,292 invested in a diversified portfolio of:

94.69%	Domestic Common Stocks
3.94%	Foreign Common Stocks
1.37%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Technology Stocks	$17.10
Financial Services Stocks	$13.50
Health Care Stocks	$12.28
Business Equipment and Services Stocks	$12.09
Energy Stocks	$8.43
Consumer Nondurables Stocks	$7.30
Retail Stocks	$6.93
Multi-Industry Stocks	$6.73
Capital Goods Stocks	$6.31
Transportation Stocks	$3.32
Raw Materials Stocks	$3.15
Miscellaneous Stocks	$1.49
Cash and Cash Equivalents	$1.37

The Investments of Growth Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 1.10%
Gol Linhas Aereas Inteligentes S.A., ADR	195,000	$6,922,500
Southwest Airlines Co.	385,000	6,302,450
		13,224,950
Aircraft - 1.23%
Boeing Company (The)	180,000	14,743,800

Beverages - 2.43%
PepsiCo, Inc.	485,000	29,119,400

Business Equipment and Services - 3.69%
CheckFree Corporation*	585,000	29,016,000
Robert Half International Inc.	365,000	15,330,000
		44,346,000
Capital Equipment - 3.22%
Caterpillar Inc.	520,000	38,729,600

Chemicals - Petroleum and Inorganic - 3.15%
Monsanto Company	450,000	37,885,500

Communications Equipment - 3.93%
Cisco Systems, Inc.*	1,630,000	31,825,750
QUALCOMM Incorporated	385,000	15,432,725
		47,258,475
Computers - Micro - 1.36%
Apple Computer, Inc.*	285,000	16,310,550

Computers - Peripherals - 3.83%
Adobe Systems Incorporated*	390,000	11,861,850
Electronic Arts Inc.*	110,000	4,728,900
SAP Aktiengesellschaft, ADR	560,000	29,411,200
		46,001,950
Consumer Electronics - 1.03%
Harman International Industries, Incorporated	145,600	12,429,872

Defense - 2.59%
General Dynamics Corporation	474,600	31,067,316

Electrical Equipment - 3.09%
Emerson Electric Co.	250,000	20,952,500
Rockwell Automation, Inc.	225,000	16,202,250
		37,154,750
Electronic Components - 4.16%
Broadcom Corporation, Class A*	322,500	9,692,738
Linear Technology Corporation	247,200	8,277,492
Microchip Technology Incorporated	953,600	32,045,728
		50,015,958
Finance Companies - 4.29%
SLM Corporation	975,400	51,618,168

Food and Related - 0.48%
Archer Daniels Midland Company	140,000	5,779,200

Health Care - Drugs - 8.75%
Alcon, Inc.	112,100	11,047,455
Allergan, Inc.	185,500	19,896,730
Amgen Inc.*	125,000	8,175,625
Genentech, Inc.*	470,000	38,446,000
Gilead Sciences, Inc.*	467,400	27,656,058
		105,221,868
Health Care - General - 2.12%
DENTSPLY International Inc.	225,000	13,636,125
Johnson & Johnson	198,300	11,882,136
		25,518,261
Hospital Supply and Management - 1.41%
Medtronic, Inc.	361,900	16,980,348

Hotels and Gaming - 0.46%
Shuffle Master, Inc.*	170,000	5,564,950

Household - General Products - 4.39%
Colgate-Palmolive Company	560,000	33,544,000
Procter & Gamble Company (The)	345,000	19,182,000
		52,726,000
Insurance - Life - 0.98%
Aflac Incorporated	255,000	11,819,250

Multiple Industry - 6.73%
General Electric Company	941,400	31,028,544
Las Vegas Sands, Inc.*	640,300	49,853,758
		80,882,302
Petroleum - Services - 8.43%
Baker Hughes Incorporated	108,900	8,913,465
Schlumberger Limited	700,000	45,577,000
Smith International, Inc.	1,052,800	46,818,016
		101,308,481
Restaurants - 2.06%
Panera Bread Company, Class A*	90,000	6,056,550
Starbucks Corporation*	495,000	18,733,275
		24,789,825
Retail - Food Stores - 3.89%
Walgreen Co.	1,041,400	46,696,376

Retail - Specialty Stores - 0.98%
Best Buy Co., Inc.	215,000	11,790,600

Security and Commodity Brokers - 8.23%
Chicago Mercantile Exchange Holdings Inc.	76,200	37,425,630
Franklin Resources, Inc.	105,500	9,158,455
Goldman Sachs Group, Inc. (The)	117,600	17,690,568
Legg Mason, Inc.	348,700	34,702,624
		98,977,277
Timesharing and Software - 8.40%
Automatic Data Processing, Inc.	520,000	23,582,000
Google Inc., Class A*	104,160	43,676,892
Paychex, Inc.	865,000	33,760,950
		101,019,842
Trucking and Shipping - 2.22%
Expeditors International of Washington, Inc.	476,000	26,648,860

TOTAL COMMON STOCKS - 98.63%		$1,185,629,729

(Cost: $966,339,190)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.45%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$5,389	5,387,443

Containers - 0.71%
Bemis Company, Inc.,
5.28%, 7-5-06	8,542	8,536,989

Household - General Products - 0.17%
Colgate-Palmolive Company,
5.2%, 7-20-06	2,000	1,994,511

Retail - General Merchandise - 0.29%
Target Corporation,
5.15%, 7-3-06	3,530	3,528,990

TOTAL SHORT-TERM SECURITIES - 1.62%		$19,447,933

(Cost: $19,447,933)

TOTAL INVESTMENT SECURITIES - 100.25%		$1,205,077,662

(Cost: $985,787,123)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.25%)		(2,966,370)

NET ASSETS - 100.00%		$1,202,111,292

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GROWTH PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $985,787) (Notes 1 and 3)	$1,205,078
Cash	1
Receivables:
Investment securities sold	2,309
Dividends and interest	667
Portfolio shares sold	6
Prepaid and other assets	17

Total assets	1,208,078

LIABILITIES
Payable for investment securities purchased	4,965
Payable to Portfolio shareholders	801
Accrued management fee (Note 2)	23
Accrued accounting services fee (Note 2)	21
Accrued shareholder servicing (Note 2)	10
Accrued service fee (Note 2)	8
Other	139

Total liabilities	5,967

Total net assets	$1,202,111

NET ASSETS
$0.001 par value capital stock:
Capital stock	$128
Additional paid-in capital	1,110,128
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(262)
Accumulated undistributed net realized loss on investment transactions	(127,174)
Net unrealized appreciation in value of investments	219,291

Net assets applicable to outstanding units of capital	$1,202,111

Net asset value, redemption and offering price per share	$9.3940

Capital shares outstanding	127,966
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $61)	$5,555
Interest and amortization	354

Total income	5,909

Expenses (Note 2):
Accounting services fee	124
Audit fees	16
Custodian fees	20
Investment management fee	4,265
Legal fees	12
Service fee	1,545
Shareholder servicing	29
Other	106

Total expenses	6,117

Net investment loss	(208)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	58,614
Unrealized depreciation in value of investments during the period	(46,772)

Net gain on investments	11,842

Net increase in net assets resulting from operations	$11,634

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GROWTH PORTFOLIO
      (In Thousands)                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(208)	$(389)
Realized net gain on investments	58,614	117,693
Unrealized appreciation (depreciation)	(46,772)	11,191

Net increase in net assets resulting from operations	11,634	128,495

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(36)
Realized gains on investment transactions	(–)	(–)

	(–)	(36)

Capital share transactions (2)	(61,785)	(128,339)

Total increase (decrease)	(50,151)	120
NET ASSETS
Beginning of period	1,252,262	1,252,142

End of period	$1,202,111	$1,252,262

Undistributed net investment loss	$(262)	$(54)

(1)See "Financial Highlights" on page 99.

(2)Shares issued from sale of shares	3,051	5,832
Shares issued from reinvestment of dividend and/or capital gains distribution	–	4
Shares redeemed	(9,557)	(20,913)

Decrease in outstanding capital shares	(6,506)	(15,077)

Value issued from sale of shares	$28,971	$50,040
Value issued from reinvestment of dividend and/or capital gains distribution	–	36
Value redeemed	(90,756)	(178,415)

Decrease in outstanding capital	$(61,785)	$(128,339)

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                       (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$9.3125	$8.3728	$8.1267	$6.6041	$8.3923	$9.8831

Income (loss) from investment operations:
Net investment income (loss)	(0.0016)	(0.0029)	0.0228	(0.0048)	0.0009	0.0246
Net realized and unrealized gain (loss) on investments	0.0831	0.9429	0.2460	1.5275	(1.7882)	(1.4417)

Total from investment operations	0.0815	0.9400	0.2688	1.5227	(1.7873)	(1.4171)

Less distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)	(0.0246)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0491)

Total distributions	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)	(0.0737)

Net asset value, end of period	$9.3940	$9.3125	$8.3728	$8.1267	$6.6041	$8.3923

Total return	0.87%	11.23%	3.31%	23.06%	-21.30%	-14.34%
Net assets, end of period (in millions)	$1,202	$1,252	$1,252	$1,283	$705	$995
Ratio of expenses to average net assets	0.99	%(1)	1.00%	1.00%	0.99%	0.99%	0.97%
Ratio of net investment income (loss) to average net assets	-0.03	%(1)	-0.03%	0.27%	-0.09%	0.01%	0.27%
Portfolio turnover rate	36%	59%	81%	59%	41%	51%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF HIGH INCOME PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target High Income Portfolio had net assets totaling $188,506,937 invested in a diversified portfolio of:

89.46%	Corporate Debt Securities
7.01%	Cash and Cash Equivalents
3.53%	Common and Preferred Stocks, Right and Warrant

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Consumer Services Bonds	$13.84
Capital Goods Bonds	$12.34
Utilities Bonds	$8.60
Financial Services Bonds	$8.30
Miscellaneous Bonds	$7.07
Consumer Nondurables Bonds	$7.04
Cash and Cash Equivalents	$7.01
Health Care Bonds	$6.71
Retail Bonds	$6.62
Business Equipment and Services Bonds	$5.99
Shelter Bonds	$4.76
Energy Bonds	$4.64
Raw Materials Bonds	$3.55
Common and Preferred Stocks, Right and Warrant	$3.53

On June 30, 2006, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

A	2.62%
BB	9.51%
B	60.45%
CCC	16.11%
Not Rated	0.77%
Cash and Cash Equivalents and Equities	10.54%

Ratings reflected in the wheel above are taken from Standard & Poors.

The Investments of High Income Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Broadcasting - 0.07%
Citadel Broadcasting Corporation	15,000	$133,500

Capital Equipment - 0.27%
Dresser-Rand Group Inc.*	11,000	258,280
Goodman Global, Inc.*	16,000	242,880
		501,160
Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	5,000

Food and Related - 0.35%
B&G Foods, Inc., Enhanced Income Securities	12,700	205,867
Reddy Ice Holdings, Inc.	22,200	451,770
		657,637
Health Care - Drugs - 0.18%
Elan Corporation, plc, ADR*	20,000	334,000

Health Care - General - 0.17%
Encore Medical Corporation*	67,500	325,012

Hospital Supply and Management - 0.40%
Tenet Healthcare Corporation*	50,000	349,000
Triad Hospitals, Inc.*	10,000	395,800
		744,800
Hotels and Gaming - 0.20%
Pinnacle Entertainment, Inc.*	12,500	383,125

Multiple Industry - 0.06%
Mariner Energy, Inc.*	6,069	111,488

Petroleum - Domestic - 0.34%
EXCO Resources, Inc.*	56,200	640,680

Petroleum - Services - 0.71%
BJ Services Company	5,000	186,300
Baker Hughes Incorporated	5,000	409,250
Diamond Offshore Drilling, Inc.	5,000	419,650
Schlumberger Limited	5,000	325,550
		1,340,750
Timesharing and Software - 0.47%
Alliance Data Systems Corporation*	15,000	882,300

Utilities - Gas and Pipeline - 0.31%
Williams Companies, Inc. (The)	25,000	584,000

Utilities - Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	300	—	**

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 3.53%		$6,643,452

(Cost: $5,945,438)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	65,626	66

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	12,500	6,250

TOTAL PREFERRED STOCKS - 0.00%		$6,316

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.50%
Esterline Technologies Corporation,
7.75%, 6-15-13	$750	759,375
L-3 Communications Corporation,
6.125%, 1-15-14	200	190,000
		949,375
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	300	300,000

Apparel - 0.26%
Perry Ellis International, Inc.,
8.875%, 9-15-13	500	490,000

Beverages - 0.53%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	997,500

Broadcasting - 6.25%
CSC Holdings, Inc.,
7.25%, 4-15-12 (A)	425	410,125
Cablevision Systems Corporation,
9.62%, 4-1-09	1,835	1,945,100
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	995,000
EchoStar DBS Corporation:
5.75%, 10-1-08	1,245	1,216,987
8.24%, 10-1-08	1,500	1,518,750
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	520,000
Insight Communications Company, Inc.,
12.25%, 2-15-11 (C)	1,500	1,586,250
PanAmSat Corporation:
6.375%, 1-15-08	500	497,500
9.0%, 6-15-16 (A)	1,000	1,015,000
Radio One, Inc.,
8.875%, 7-1-11	2,000	2,072,500
		11,777,212
Business Equipment and Services - 5.65%
Ahern Rentals, Inc.,
9.25%, 8-15-13	375	378,750
Allied Waste North America, Inc.:
8.5%, 12-1-08	2,000	2,070,000
7.125%, 5-15-16 (A)	500	471,250
Avis Budget Car Rental, LLC and Avis Budget Finance, Inc.,
7.576%, 5-15-14 (A)	160	159,600
Carriage Services, Inc.,
7.875%, 1-15-15	150	146,250
Education Management LLC and Education Management Finance Corp.:
8.75%, 6-1-14 (A)	1,000	990,000
10.25%, 6-1-16 (A)	700	696,500
Hughes Network Systems, LLC and HNS Finance Corp.,
9.5%, 4-15-14 (A)	240	235,200
Lamar Advertising Company,
6.625%, 8-15-15	1,000	925,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
8.57938%, 12-15-11	150	142,500
8.0%, 12-15-14	150	124,500
SunGard Data Systems Inc.:
3.75%, 1-15-09	2,000	1,852,500
10.25%, 8-15-15 (A)	500	516,875
Syniverse Technologies, Inc.,
7.75%, 8-15-13	2,000	1,945,000
		10,653,925
Capital Equipment - 3.24%
Case New Holland Inc.:
9.25%, 8-1-11	2,000	2,105,000
7.125%, 3-1-14 (A)	320	305,600
IMCO Recycling Inc.,
10.375%, 10-15-10	775	837,000
Mueller Group, Inc.,
10.0%, 5-1-12	1,000	1,075,000
Simmons Bedding Company,
7.875%, 1-15-14	1,225	1,145,375
Simmons Company,
0.0%, 12-15-14 (C)	950	631,750
		6,099,725
Chemicals - Petroleum and Inorganic - 0.68%
Nalco Company,
7.75%, 11-15-11	750	748,125
PolyOne Corporation,
10.625%, 5-15-10	500	537,500
		1,285,625
Chemicals - Specialty - 2.71%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,920	1,824,000
0.0%, 6-1-13 (C)	2,750	2,502,500
Ethyl Corporation,
8.875%, 5-1-10	250	253,125
VeraSun Energy Corporation,
9.875%, 12-15-12 (A)	500	527,500
		5,107,125
Coal - 0.82%
James River Coal Company,
9.375%, 6-1-12	1,550	1,550,000

Computers - Peripherals - 1.04%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,325	1,958,813

Construction Materials - 8.14%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	1,000	602,500
Ames True Temper, Inc.,
9.06825%, 1-15-12	2,650	2,603,625
Associated Materials Incorporated,
9.75%, 4-15-12	525	522,375
Brand Services, Inc.,
12.0%, 10-15-12	650	734,500
Builders FirstSource, Inc.,
9.42%, 2-15-12	2,900	2,972,500
Interface, Inc.:
10.375%, 2-1-10	445	486,719
9.5%, 2-1-14	2,000	2,065,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,860	1,964,625
MAAX Corporation,
9.75%, 6-15-12	500	408,125
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,000	2,730,000
WII Components, Inc.,
10.0%, 2-15-12	250	247,500
		15,337,469
Containers - 3.08%
Alltrista Corporation,
9.75%, 5-1-12	250	255,000
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	150	147,000
9.875%, 10-15-14	300	297,000
MDP Acquisitions plc,
9.625%, 10-1-12	900	927,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	780,937
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,518,750
Stone Container Corporation,
9.75%, 2-1-11	859	882,623
		5,808,310
Defense - 0.96%
Armor Holdings, Inc.,
8.25%, 8-15-13	1,750	1,811,250

Electrical Equipment - 0.29%
Rexnord Corporation,
10.125%, 12-15-12	500	553,670

Electronic Components - 0.36%
Amkor Technology, Inc.,
9.25%, 6-1-16	200	189,500
Viasystems, Inc.,
10.5%, 1-15-11	500	490,000
		679,500
Finance Companies - 6.79%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
9.45438%, 12-15-10	1,500	1,530,000
Case Credit Corporation,
6.75%, 10-21-07	1,000	997,500
Dollar Financial Group, Inc.,
9.75%, 11-15-11	400	430,000
Goodman Global Holdings, Inc.:
8.32938%, 6-15-12	394	394,985
7.875%, 12-15-12	1,605	1,532,775
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	309,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	1,600	1,296,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	475	460,750
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16 (A)	750	756,563
Toll Corp.,
8.25%, 12-1-11	890	921,150
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	1,000	997,500
Visant Holding Corp.,
8.75%, 12-1-13 (A)	2,250	2,171,250
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	1,003,750
		12,801,223
Food and Related - 2.61%
Gold Kist Inc.,
10.25%, 3-15-14	650	677,625
Pierre Merger Corp.,
9.875%, 7-15-12	1,750	1,780,625
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,500	2,456,250
		4,914,500
Forest and Paper Products - 2.83%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,500	1,496,250
Buckeye Technologies Inc.:
8.0%, 10-15-10	2,300	2,104,500
8.5%, 10-1-13	1,250	1,187,500
Tembec Industries Inc.,
8.625%, 6-30-09	1,000	547,500
		5,335,750
Health Care - General - 0.94%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	1,763	1,771,815

Homebuilders, Mobile Homes - 1.93%
Standard Pacific Corp.,
6.5%, 8-15-10	450	421,875
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15	1,000	855,000
Technical Olympic USA, Inc.:
9.0%, 7-1-10	500	486,250
7.5%, 3-15-11	1,000	885,000
WCI Communities, Inc.,
9.125%, 5-1-12	1,050	984,375
		3,632,500
Hospital Supply and Management - 5.77%
Accellent Inc.,
10.5%, 12-1-13	500	511,250
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	1,467	1,599,030
7.75%, 7-15-15	1,500	1,468,125
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	1,640	1,205,400
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	1,100	1,137,125
Select Medical Holdings Corporation,
10.82%, 9-15-15 (A)	270	245,700
Tenet Healthcare Corporation,
9.875%, 7-1-14	1,280	1,280,000
US Oncology Holdings, Inc.,
10.32%, 3-15-15	1,400	1,428,000
US Oncology, Inc.:
9.0%, 8-15-12	250	260,000
10.75%, 8-15-14	150	162,750
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,500	1,575,000
		10,872,380
Hotels and Gaming - 2.53%
Chukchansi Economic Development Authority,
8.0%, 11-15-13 (A)	375	377,344
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,750	1,859,375
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,485	1,488,712
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	100	103,375
Station Casinos, Inc.:
6.0%, 4-1-12	500	468,125
6.875%, 3-1-16	500	466,250
		4,763,181
Household - General Products - 0.56%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,054,700

Metal Fabrication - 0.67%
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14 (C)	1,500	1,260,000

Motion Pictures - 2.58%
AMC Entertainment Inc.:
9.42%, 8-15-10	850	875,500
9.5%, 2-1-11	1,000	982,500
9.875%, 2-1-12	500	497,500
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,050	1,588,750
Cinemark USA, Inc.,
9.0%, 2-1-13	869	912,450
		4,856,700
Motor Vehicles - 2.91%
ADESA, Inc.,
7.625%, 6-15-12	300	294,750
AutoNation, Inc.,
7.04469%, 4-15-13 (A)	175	174,125
General Motors Corporation,
8.375%, 7-15-33	1,500	1,207,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,000	1,010,000
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,237,500
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,567,500
		5,491,375
Multiple Industry - 0.16%
K&F Acquisition, Inc.,
7.75%, 11-15-14	300	295,500

Petroleum - Domestic - 2.51%
Chaparral Energy, Inc.,
8.5%, 12-1-15 (A)	400	398,000
Chesapeake Energy Corporation:
7.625%, 7-15-13	500	503,125
6.25%, 1-15-18	1,000	912,500
Delta Petroleum Corporation,
7.0%, 4-1-15	150	139,500
Denbury Resources Inc.:
7.5%, 4-1-13	250	250,000
7.5%, 12-15-15	500	497,500
EXCO Resources, Inc.,
7.25%, 1-15-11	900	864,000
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	1,015,000
Frontier Oil Corporation,
6.625%, 10-1-11	150	143,625
		4,723,250
Petroleum - Services - 1.31%
Copano Energy, L.L.C.,
8.125%, 3-1-16 (A)	650	646,750
Grant Prideco, Inc.,
6.125%, 8-15-15	150	139,875
Hanover Compressor Company:
8.625%, 12-15-10	500	517,500
7.5%, 4-15-13	350	343,000
9.0%, 6-1-14	150	156,750
Parker Drilling Company,
9.625%, 10-1-13	250	271,250
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	400	398,000
		2,473,125
Publishing - 2.48%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	597,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	995,000
Dex Media, Inc.,
0.0%, 11-15-13 (C)	1,500	1,263,750
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	1,750	1,815,625
		4,671,375
Railroad - 1.14%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	950	950,000
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,198,125
		2,148,125
Restaurants - 1.73%
Carrols Corporation,
9.0%, 1-15-13	150	150,375
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	645,000
Landry's Restaurants, Inc.,
7.5%, 12-15-14	1,000	917,500
NPC International, Inc.,
9.5%, 5-1-14 (A)	1,600	1,548,000
		3,260,875
Retail - Food Stores - 2.93%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	945	940,275
Domino's Inc.,
8.25%, 7-1-11	810	840,375
Rite Aid Corporation:
7.125%, 1-15-07	1,500	1,496,250
8.125%, 5-1-10	1,000	1,005,000
Stater Bros. Holdings Inc.:
8.82938%, 6-15-10	500	506,250
8.125%, 6-15-12	755	745,563
		5,533,713
Retail - General Merchandise - 0.41%
Interline Brands, Inc.,
8.125%, 6-15-14	350	349,125
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	420,000
		769,125
Retail - Specialty Stores - 1.55%
CSK Auto, Inc.,
7.0%, 1-15-14	350	350,000
General Nutrition Centers, Inc.,
8.5%, 12-1-10	1,700	1,644,750
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	930,000
		2,924,750
Security and Commodity Brokers - 1.51%
Elan Finance public limited company and Elan Finance Corp.,
7.75%, 11-15-11	1,250	1,193,750
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,564	1,648,065
		2,841,815
Timesharing and Software - 0.34%
iPayment, Inc.,
9.75%, 5-15-14 (A)	650	646,750

Utilities - Electric - 1.70%
Aquila, Inc.,
14.875%, 7-1-12	1,000	1,322,500
NRG Energy, Inc.:
7.25%, 2-1-14	750	731,250
7.375%, 2-1-16	750	731,250
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	440	428,593
		3,213,593
Utilities - Gas and Pipeline - 2.30%
ANR Pipeline Company,
8.875%, 3-15-10	500	528,126
Atlas Pipeline Parnters, L.P. and Atlas Pipeline Finance Corp.,
8.125%, 12-15-15 (A)	350	348,687
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	780,000
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,056,253
Williams Companies, Inc. (The),
8.75%, 3-15-32	1,500	1,631,250
		4,344,316
Utilities - Telephone - 4.60%
Alamosa (Delaware), Inc.,
8.5%, 1-31-12	1,250	1,325,000
IWO Escrow Company,
8.81825%, 1-15-12	150	155,250
LCI International, Inc.,
7.25%, 6-15-07	1,050	1,047,375
Nextel Communications, Inc.,
7.375%, 8-1-15	750	763,408
Nextel Partners, Inc.,
8.125%, 7-1-11	1,750	1,830,938
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,002	1,002,000
Triton PCS, Inc.,
8.5%, 6-1-13	600	550,500
US Unwired Inc.,
10.0%, 6-15-12	776	861,360
Ubiquitel Operating Company,
9.875%, 3-1-11	1,050	1,141,875
		8,677,706

TOTAL CORPORATE DEBT SECURITIES - 89.46%		$168,637,641

(Cost: $168,559,484)

SHORT-TERM SECURITIES

Food and Related - 2.12%
Sara Lee Corporation,
5.29%, 7-10-06	$4,000	3,994,710

Utilities - Electric - 1.31%
Detroit Edison Co.,
5.37%, 7-5-06	2,467	2,465,528

Utilities - Gas and Pipeline - 2.65%
Michigan Consolidated Gas Co.,
5.4%, 7-5-06	5,000	4,997,000

TOTAL SHORT-TERM SECURITIES - 6.08%		$11,457,238

(Cost: $11,457,238)

TOTAL INVESTMENT SECURITIES - 99.07%		$186,744,647

(Cost: $187,904,188)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.93%		1,762,290

NET ASSETS - 100.00%		$188,506,937

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $15,031,537 or 7.97% of net assets.
(B)Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      HIGH INCOME PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $187,904) (Notes 1 and 3)	$186,745
Cash	170
Receivables:
Dividends and interest	3,353
Portfolio shares sold	10
Prepaid and other assets	3

Total assets	190,281

LIABILITIES
Payable for investment securities purchased	1,576
Payable to Portfolio shareholders	151
Accrued accounting services fee (Note 2)	6
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Other	36

Total liabilities	1,774

Total net assets	$188,507

NET ASSETS
$0.001 par value capital stock:
Capital stock	$56
Additional paid-in capital	217,648
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	6,993
Accumulated undistributed net realized loss on investment transactions	(35,030)
Net unrealized depreciation in value of investments	(1,160)

Net assets applicable to outstanding units of capital	$188,507

Net asset value, redemption and offering price per share	$3.3667

Capital shares outstanding	55,991
Capital shares authorized	120,000

See Notes to Financial Statements.

Statement of Operations
      HIGH INCOME PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                      (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$7,875
Dividends	37

Total income	7,912

Expenses (Note 2):
Accounting services fee	33
Audit fees	10
Custodian fees	3
Investment management fee	582
Legal fees	1
Service fee	233
Shareholder servicing	4
Other	16

Total expenses	882

Net investment income	7,030

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(2,271)
Unrealized appreciation in value of investments during the period	1,724

Net loss on investments	(547)

Net increase in net assets resulting from operations	$6,483

See Notes to Financial Statements.

Statement of Changes in Net Assets
      HIGH INCOME PORTFOLIO
      (In Thousands)                                                                                                      (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,030	$13,886
Realized net gain (loss) on investments	(2,271)	3,699
Unrealized appreciation (depreciation)	1,724	(12,878)

Net increase in net assets resulting from operations	6,483	4,707

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(13,923)
Realized gains on investment transactions	(–)	(–)

	(–)	(13,923)

Capital share transactions (2)	(3,841)	5,473

Total increase (decrease)	2,642	(3,743)
NET ASSETS
Beginning of period	185,865	189,608

End of period	$188,507	$185,865

Undistributed net investment income (loss)	$6,993	$(37)

(1)See "Financial Highlights" on page 118.

(2) Shares issued from sale of shares	2,461	4,996
Shares issued from reinvestment of dividend and/or capital gains distribution	–	4,282
Shares redeemed	(3,621)	(7,445)

Increase (decrease) in outstanding capital shares	(1,160)	1,833

Value issued from sale of shares	$8,227	$17,166
Value issued from reinvestment of dividend and/or capital gains distribution	–	13,923
Value redeemed	(12,068)	(25,616)

Increase (decrease) in outstanding capital	$(3,841)	$5,473

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$3.2521	$3.4276	$3.3375	$2.9986	$3.3261	$3.3542

Income (loss) from investment operations:
Net investment income	0.1255	0.2626	0.2391	0.2529	0.2602	0.3346
Net realized and unrealized gain (loss) on investments	(0.0109)	(0.1749)	0.0901	0.3389	(0.3275)	(0.0281)

Total from investment operations	0.1146	0.0877	0.3292	0.5918	(0.0673)	0.3065

Less distributions from:
Net investment income	(0.0000)	(0.2632)	(0.2391)	(0.2529)	(0.2602)	(0.3346)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.2632)	(0.2391)	(0.2529)	(0.2602)	(0.3346)

Net asset value, end of period	$3.3667	$3.2521	$3.4276	$3.3375	$2.9986	$3.3261

Total return	3.54%	2.55%	9.86%	19.74%	-2.02%	9.18%
Net assets, end of period (in millions)	$189	$186	$190	$164	$128	$116
Ratio of expenses to average net assets	0.95	%(1)	0.95%	0.96%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets	7.55	%(1)	7.35%	7.13%	7.99%	8.42%	9.60%
Portfolio turnover rate	32%	54%	83%	119%	85%	194%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target International Growth Portfolio had net assets totaling $222,290,937 invested in a diversified portfolio of:

93.55%	Foreign Common Stocks
5.08%	Cash and Cash Equivalents
1.37%	Domestic Common Stocks

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio was invested by geographic region and by industry, respectively, as follows:

Japan	$21.17
United Kingdom	$13.15
Germany	$12.09
Switzerland	$10.93
Other Europe	$9.46
France	$8.61
Cash and Cash Equivalents	$5.08
Italy	$5.06
Ireland	$4.96
North America	$4.27
Other Pacific Basin	$3.86
South America	$1.36

Financial Services Stocks	$23.69
Consumer Goods Stocks	$10.85
Capital Goods Stocks	$10.84
Health Care Stocks	$8.80
Energy Stocks	$8.65
Utilities Stocks	$8.36
Technology Stocks	$6.91
Raw Materials Stocks	$6.20
Cash and Cash Equivalents	$5.08
Business Equipment and Services Stocks	$3.28
Miscellaneous Stocks	$2.73
Consumer Services Stocks	$2.48
Retail Stocks	$2.13

The Investments of International Growth Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Australia - 0.92%
Westpac Banking Corporation (A)	118,600	$2,051,711

Belgium - 1.02%
KBC Group NV (A)	21,200	2,275,021

Brazil - 1.36%
Companhia Vale do Rio Doce, ADR	73,600	1,769,344
Petroleo Brasileiro S.A. - Petrobras, ADR	14,000	1,250,340
		3,019,684
Canada - 2.46%
EnCana Corporation (A)	76,500	4,028,191
Shoppers Drug Mart Corporation (A)(B)	39,700	1,440,339
		5,468,530
China - 0.91%
China Mobile (Hong Kong) Limited (A)	354,000	2,023,821

France - 8.61%
ALSTOM (A)*	23,000	2,101,928
EDF SA (A)	39,000	2,055,178
Pernod Ricard (A)	11,200	2,220,432
Pinault-Printemps-Redoute SA (A)	9,400	1,198,700
Sanofi-Aventis (A)	36,500	3,562,091
VINCI (A)	48,800	5,027,743
Vivendi Universal (A)	85,000	2,978,908
		19,144,980
Germany - 12.09%
Allianz Aktiengesellschaft, Registered Shares (A)	13,800	2,179,003
BASF Aktiengesellschaft (A)	26,700	2,142,612
Commerzbank Aktiengesellschaft (A)	28,000	1,016,743
Continental Aktiengesellschaft (A)	15,600	1,596,654
Deutsche Telekom AG, Registered Shares (A)	143,000	2,299,106
E.ON AG (A)	20,000	2,302,291
Fresenius AG (A)	4,700	782,642
Hypo Real Estate Holding AG (A)	27,500	1,667,242
SAP Aktiengesellschaft (A)	17,200	3,627,745
Salzgitter AG (A)	20,000	1,687,068
Siemens AG (A)	59,600	5,187,547
Wacker Chemie AG (A)*	20,000	2,123,735
Wacker Chemie AG (A)(B)*	2,500	265,467
		26,877,855
Greece - 2.79%
Bank of Cyprus Limited (A)	225,000	2,187,176
OPAP S.A. (A)(B)*	70,000	2,533,799
Piraeus Bank S.A. (A)	62,500	1,486,896
		6,207,871
Ireland - 4.96%
Anglo Irish Bank Corporation plc (Great Britain) (A)	276,546	4,297,653
Anglo Irish Bank Corporation plc (Ireland) (A)	220,000	3,432,971
CRH public limited company (A)	64,600	2,106,154
Irish Life & Permanent plc (A)	50,000	1,189,517
		11,026,295
Italy - 5.06%
Banca Italease S.p.A. (A)	28,700	1,438,616
Eni S.p.A. (A)	41,800	1,231,283
Saipem S.p.A. (A)	76,200	1,733,878
Saras SpA (A)(B)*	200,000	1,281,608
UniCredito Italiano S.p.A. (A)	710,000	5,557,730
		11,243,115
Japan - 21.17%
Astellas Pharma Inc. (A)	56,500	2,073,576
Canon Inc. (A)	70,500	3,456,003
Central Japan Railway Company (A)	188	1,872,772
Chubu Electric Power Company, Incorporated (A)	43,000	1,161,045
CREDIT SAISON CO., LTD. (A)	54,000	2,557,497
DENSO CORPORATION (A)	34,700	1,134,027
Hoya Corporation (A)	55,300	1,966,716
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	300	4,194,338
Mitsubishi Corporation (A)	50,300	1,004,330
Mitsubishi Estate Co., Ltd. (A)	143,000	3,036,438
Mizuho Financial Group, Inc. (A)	390	3,302,254
ORIX Corporation (A)	12,000	2,930,793
SMC Corporation (A)	19,700	2,786,989
SUMCO Corporation (A)	39,000	2,221,950
Sega Sammy Holdings Inc. (A)	93,000	3,445,648
Sumitomo Metal Industries, Ltd. (A)	420,000	1,732,261
Taisei Corporation (A)	240,000	876,617
Tokyo Electric Power Company, Incorporated (The) (A)	41,000	1,132,122
Toyota Motor Corporation (A)	77,900	4,077,429
YAMADA-DENKI Co., Ltd. (A)	20,600	2,100,682
		47,063,487
Luxembourg - 1.28%
Tenaris S.A., ADR	70,000	2,834,300

Mexico - 0.44%
Cemex, S.A. de C.V., ADR*	17,000	968,490

Norway - 1.33%
Orkla ASA (A)	28,700	1,330,134
Statoil ASA (A)	57,200	1,621,841
		2,951,975
Russia - 1.56%
OAO LUKOIL, ADR	41,700	3,469,440

South Korea - 0.86%
Samsung Electronics Co., Ltd. (A)	3,000	1,906,719

Spain - 1.06%
Enagas, S.A. (A)	110,000	2,346,802

Sweden - 0.42%
Telefonaktiebolaget LM Ericsson, B Shares (A)	285,000	942,509

Switzerland - 10.93%
ABB Ltd (A)	84,000	1,092,471
Compagnie Financiere Richemont SA (A)	26,500	1,213,856
Credit Suisse Group, Registered Shares (A)	46,000	2,573,637
Holcim Ltd, Registered Shares (A)	28,900	2,214,985
Nestle S.A., Registered Shares (A)	10,900	3,423,664
Novartis AG, Registered Shares (A)	102,000	5,523,210
Roche Holdings AG, Genussschein (A)	17,100	2,826,805
UBS AG (A)	28,500	3,123,799
Zurich Financial Services, Registered Shares (A)*	10,500	2,301,746
		24,294,173
Taiwan - 0.52%
Himax Technologies, Inc., ADR*	200,000	1,151,000

Turkey - 0.65%
Turkiye Vakiflar Bankasi T.A.O. (A)(B)	370,000	1,449,605

United Kingdom - 13.15%
BAE SYSTEMS plc (A)	185,000	1,264,932
BHP Billiton Plc (A)	127,000	2,463,580
BP p.l.c. (A)	284,000	3,311,241
British American Tobacco p.l.c. (A)	142,600	3,591,568
Diageo plc (A)	138,000	2,320,968
GlaxoSmithKline plc (A)	171,500	4,791,991
IG Group Holdings plc (A)(B)	258,000	1,013,832
Reckitt Benckiser plc (A)	85,500	3,193,779
Royal Bank of Scotland Group plc (The) (A)	107,659	3,539,725
Vodafone Group Plc (A)	1,000,000	2,131,220
Xstrata plc (A)	42,500	1,611,129
		29,233,965
United States - 1.37%
Schlumberger Limited	19,600	1,276,156
Transocean Inc.*	22,000	1,767,040
		3,043,196

TOTAL COMMON STOCKS - 94.92%		$210,994,544

(Cost: $165,991,488)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 2.18%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$2,172	2,171,373
PepsiCo, Inc.,
5.21%, 7-28-06	2,688	2,684,499
		4,855,872
Utilities - Telephone - 0.90%
BellSouth Corporation,
5.18%, 7-6-06	2,000	1,998,561

Total Commercial Paper - 3.08%		6,854,433

Commercial Paper (backed by irrevocable bank letter of credit) - 1.75%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.07%, 7-6-06	3,899	3,896,254

TOTAL SHORT-TERM SECURITIES - 4.83%		$10,750,687

(Cost: $10,750,687)

TOTAL INVESTMENT SECURITIES - 99.75%		$221,745,231

(Cost: $176,742,175)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%		545,706

NET ASSETS - 100.00%		$222,290,937

Notes to Schedule of Investments
Certain acronyms are used with the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $7,984,650 or 3.59% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL GROWTH PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $176,742) (Notes 1 and 3)	$221,745
Cash	12
Receivables:
Dividends and interest	655
Portfolio shares sold	29
Prepaid and other assets	3

Total assets	222,444

LIABILITIES
Payable to Portfolio shareholders	92
Accrued accounting services fee (Note 2)	7
Accrued management fee (Note 2)	5
Accrued shareholder servicing (Note 2)	2
Accrued service fee (Note 2)	1
Other	46

Total liabilities	153

Total net assets	$222,291

NET ASSETS
$0.001 par value capital stock:
Capital stock	$27
Additional paid-in capital	213,234
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(685)
Accumulated undistributed net realized loss on investment transactions	(35,301)
Net unrealized appreciation in value of investments	45,016

Net assets applicable to outstanding units of capital	$222,291

Net asset value, redemption and offering price per share	$8.1074

Capital shares outstanding	27,418
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $326)	$2,688
Interest and amortization	163

Total income	2,851

Expenses (Note 2):
Accounting services fee	43
Audit fees	12
Custodian fees	46
Investment management fee	933
Service fee	274
Shareholder servicing	5
Other	21

Total expenses	1,334

Net investment income	1,517

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	18,431
Realized net gain on foreign currency transactions	34

Realized net gain on investments	18,465
Unrealized depreciation in value of investments during the period	(6,110)

Net gain on investments	12,355

Net increase in net assets resulting from operations	$13,872

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL GROWTH PORTFOLIO
      (In Thousands)                                                                                                      (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,517	$1,254
Realized net gain on investments	18,465	17,275
Unrealized appreciation (depreciation)	(6,110)	10,754

Net increase in net assets resulting from operations	13,872	29,283

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(4,117)
Realized gains on investment transactions	(–)	(–)

	(–)	(4,117)

Capital share transactions (2)	2,526	(6,003)

Total increase	16,398	19,163
NET ASSETS
Beginning of period	205,893	186,730

End of period	$222,291	$205,893

Undistributed net investment loss	$(685)	$(2,236)

(1)See "Financial Highlights" on page 129.

(2) Shares issued from sale of shares	1,632	2,582
Shares issued from reinvestment of dividend and/or capital gains distribution	–	542
Shares redeemed	(1,325)	(4,078)

Increase (decrease) in outstanding capital shares	307	(954)

Value issued from sale of shares	$13,257	$17,412
Value issued from reinvestment of dividend and/or capital gains distribution	–	4,117
Value redeemed	(10,731)	(27,532)
Increase (decrease) in outstanding capital	$2,526	$(6,003)

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$7.5943	$6.6534	$5.8722	$4.7683	$5.8536	$7.8610

Income (loss) from investment operations:
Net investment income	0.0575	0.0493	0.0367	0.0833	0.0227	0.0498
Net realized and unrealized gain (loss) on investments	0.4556	1.0465	0.7853	1.1039	(1.0853)	(1.7977)

Total from investment operations	0.5131	1.0958	0.8220	1.1872	(1.0626)	(1.7479)

Less distributions from:
Net investment income	(0.0000)	(0.1549)	(0.0408)	(0.0833)	(0.0227)	(0.0419)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.2176)

Total distributions	(0.0000)	(0.1549)	(0.0408)	(0.0833)	(0.0227)	(0.2595)

Net asset value, end of period	$8.1074	$7.5943	$6.6534	$5.8722	$4.7683	$5.8536

Total return	6.75%	16.47%	14.00%	24.90%	-18.15%	-22.23%
Net assets, end of period (in millions)	$222	$206	$187	$170	$139	$187
Ratio of expenses to average net assets	1.22	%(1)	1.21%	1.20%	1.24%	1.30%	1.25%
Ratio of net investment income to average net assets	1.38	%(1)	0.67%	0.59%	1.70%	0.41%	0.71%
Portfolio turnover rate	47%	86%	81%	131%	116%	100%

(1)Annualized.

See Notes to Financial Statements.

SUMMARY OF INTERNATIONAL VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target International Value Portfolio had net assets totaling $500,875,015 invested in a diversified portfolio of:

97.58%	Foreign Common Stocks and Right
2.42%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio was invested by geographic region and by industry, respectively, as follows:

United Kingdom	$28.97
Other Europe	$9.66
France	$6.99
Other Pacific Basin	$6.78
Netherlands	$6.32
South Korea	$6.10
Germany	$5.03
Taiwan	$4.92
Japan	$4.72
Spain	$4.27
North America	$3.46
Switzerland	$3.17
Norway	$3.14
Cash and Cash Equivalents	$2.42
Other	$2.37
Bahamas/Caribbean	$1.68

Financial Services Stocks	$18.44
Utilities Stocks	$17.81
Technology Stocks	$8.04
Energy Stocks	$6.77
Retail Stocks	$6.53
Consumer Services Stocks	$5.72
Consumer Nondurables Stocks	$5.66
Health Care Stocks	$5.16
Capital Goods Stocks	$5.09
Shelter Stocks	$4.88
Consumer Durables Stocks	$4.03
Miscellaneous Stocks	$3.65
Raw Materials Stocks	$2.96
Business Equipment and Services Stocks	$2.84
Cash and Cash Equivalents	$2.42

The Investments of International Value Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS AND RIGHT	Shares	Value

Australia - 1.92%
National Australia Bank Limited (A)	249,043	$6,506,864
Qantas Airways Limited (A)	857,600	1,886,362
Qantas Airways Limited (A)(B)	545,600	1,200,092
		9,593,318
Belgium - 2.37%
Agfa-Gevaert N.V. (A)	332,440	8,053,431
Agfa-Gevaert N.V. (A)(B)	5,100	123,549
Belgacom SA (A)	111,330	3,692,346
		11,869,326
Bermuda - 1.68%
ACE Limited	83,770	4,237,924
XL Capital Ltd, Class A	68,390	4,192,307
		8,430,231
Canada - 2.47%
Barrick Gold Corporation (A)	206,300	6,093,085
Domtar Inc. (A)	510,680	3,152,007
Quebecor World Inc. (A)	281,000	3,121,383
		12,366,475
China - 0.78%
China Telecom Corporation Limited (A)	8,936,000	2,876,531
China Telecom Corporation Limited (A)(B)	3,240,000	1,042,968
		3,919,499
Denmark - 2.24%
Vestas Wind Systems A/S (A)*	410,221	11,219,458

Finland - 2.38%
Stora Enso Oyj, Class R (A)	340,690	4,758,496
Stora Enso Oyj, Class R (A)	71,073	982,633
UPM-Kymmene Corporation (A)	286,300	6,170,338
		11,911,467
France - 6.99%
AXA S.A. (A)	227,853	7,478,234
AXA S.A., Rights (A)*	227,853	192,347
Arkema (A)*	2,172	84,748
France Telecom (A)	460,829	9,908,210
Sanofi-Aventis (A)	89,350	8,719,805
THOMSON (A)*	174,870	2,892,021
TOTAL S.A. (A)	86,868	5,716,535
		34,991,900
Germany - 5.03%
Bayerische Motoren Werke Aktiengesellschaft (A)	72,100	3,600,251
Deutsche Post AG (A)	241,000	6,476,357
E.ON AG (A)	33,900	3,902,383
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	43,880	5,998,611
Siemens AG (A)	59,900	5,213,659
		25,191,261
Hong Kong - 1.74%
Hutchison Whampoa Limited, Ordinary Shares (A)	955,100	8,719,286

Israel - 1.55%
Check Point Software Technologies Ltd.*	442,720	7,780,804

Italy - 1.51%
Eni S.p.A. (A)	257,739	7,592,097

Japan - 4.72%
KDDI CORPORATION (A)	1,067	6,554,535
Konica Minolta Holdings, Inc. (A)	363,000	4,583,493
Sony Corporation (A)*	167,700	7,400,253
Takeda Pharmaceutical Company Limited (A)	82,200	5,114,156
		23,652,437
Mexico - 0.99%
Telefonos de Mexico, S.A. de C.V., ADR	238,840	4,975,037

Netherlands - 6.32%
Akzo Nobel N.V. (A)	102,540	5,529,446
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	9,881,096
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	6,266,626
Reed Elsevier NV (A)	663,360	9,978,018
		31,655,186
Norway - 3.14%
Norske Skogindustrier ASA (A)	360,671	5,287,032
Telenor ASA (A)	850,340	10,279,376
Telenor ASA (A)(B)	13,700	165,613
		15,732,021
Portugal - 0.50%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	207,040	2,499,850

Singapore - 2.34%
DBS Group Holdings Ltd (A)	300,000	3,430,521
Flextronics International Ltd.*	325,350	3,453,590
Venture Corporation Limited (A)	724,000	4,848,469
		11,732,580
South Africa - 0.82%
Sappi Limited (A)	334,530	4,115,139

South Korea - 6.10%
KT Corporation, ADR	329,160	7,060,482
Kookmin Bank, ADR*	73,760	6,126,506
POSCO, ADR	46,710	3,124,899
SK Telecom Co., Ltd., ADR	184,530	4,321,693
Samsung Electronics Co., Ltd., GDR (B)	31,490	9,895,732
		30,529,312
Spain - 4.27%
Gamesa Corporacion Tecnologica, S.A. (A)	298,034	6,388,921
Iberdrola, S.A. (A)	84,078	2,896,052
Repsol YPF, S.A. (A)	256,583	7,348,008
Telefonica, S.A., ADR	95,275	4,738,978
		21,371,959
Sweden - 0.66%
Securitas AB, Class B (A)	172,280	3,303,524

Switzerland - 3.17%
Nestle S.A., Registered Shares (A)	21,620	6,790,790
Swiss Reinsurance Company, Registered Shares (A)	60,290	4,213,963
UBS AG (A)	44,400	4,866,549
		15,871,302
Taiwan - 4.92%
Chunghwa Telecom Co., Ltd., ADR	202,400	3,738,328
Compal Electronics Inc., GDR	439,398	2,096,763
Compal Electronics Inc., GDR (B)	513,329	2,449,555
Lite-On Technology Corporation, GDR	534,070	7,909,523
Mega Financial Holding Company (A)	11,400,000	8,432,708
		24,626,877
United Kingdom - 28.97%
AMVESCAP PLC (A)	340,700	3,120,211
Aviva plc (A)	181,110	2,563,746
BAE SYSTEMS plc (A)	649,760	4,442,716
BBA Group plc (A)	542,660	2,651,736
BP p.l.c. (A)	591,000	6,890,647
Boots Group PLC (A)	360,615	5,131,454
British Sky Broadcasting Group plc (A)	919,890	9,755,662
Cadbury Schweppes plc (A)	349,060	3,366,215
Centrica plc (A)	1,015,750	5,357,965
Compass Group PLC (A)	3,513,190	17,037,448
GlaxoSmithKline plc (A)	273,900	7,653,215
Group 4 Securicor plc (A)	1,580,600	4,903,113
HSBC Holdings plc (A)	417,940	7,353,772
Pearson plc (A)	425,050	5,788,955
Rentokil Initial plc (A)	2,082,700	6,008,122
Rolls-Royce Group plc (A)*	695,160	5,321,971
Royal Bank of Scotland Group plc (The) (A)	325,080	10,688,319
Royal Dutch Shell plc, Class B (A)	181,853	6,359,155
Shire plc (A)	300,220	4,380,302
tesco plc (A)	657,030	4,058,066
Unilever PLC (A)	241,385	5,427,882
Vodafone Group Plc (A)	4,840,120	10,315,362
Wm MORRISON SUPERMARKETS PLC (A)	1,811,170	6,514,277
		145,090,311

TOTAL COMMON STOCKS AND RIGHT - 97.58%		$488,740,657

(Cost: $378,639,242)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 1.11%
United Technologies Corporation,
5.29%, 7-3-06	$5,584	5,582,359

Finance Companies - 0.93%
Preferred Receivables Funding Corp.,
5.28%, 7-13-06	4,654	4,645,809

TOTAL SHORT-TERM SECURITIES - 2.04%		$10,228,168

(Cost: $10,228,168)

TOTAL INVESTMENT SECURITIES - 99.62%		$498,968,825

(Cost: $388,867,410)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.38%		1,906,190

NET ASSETS - 100.00%		$500,875,015

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; GDR - Global Depositary Receipts.
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $14,877,509 or 2.97% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL VALUE PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $388,867) (Notes 1 and 3)	$498,969
Cash denominated in foreign currencies (cost - $181)	182
Cash	60
Receivables:
Dividends and interest	1,975
Portfolio shares sold	36
Prepaid and other assets	6

Total assets	501,228

LIABILITIES
Payable to Portfolio shareholders	250
Accrued management fee (Note 2)	12
Payable for investment securities purchased	12
Accrued accounting services fee (Note 2)	11
Accrued shareholder servicing (Note 2)	4
Accrued service fee (Note 2)	3
Other	61

Total liabilities	353

Total net assets	$500,875

NET ASSETS
$0.001 par value capital stock:
Capital stock	$24
Additional paid-in capital	359,535
Accumulated undistributed income:
Accumulated undistributed net investment income	6,997
Accumulated undistributed net realized gain on investment transactions	24,186
Net unrealized appreciation in value of investments	110,133

Net assets applicable to outstanding units of capital	$500,875

Net asset value, redemption and offering price per share	$21.1421

Capital shares outstanding	23,691
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL VALUE PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                      (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1,037)	$10,105
Interest and amortization	331

Total income	10,436

Expenses (Note 2):
Accounting services fee	66
Audit fees	15
Custodian fees	63
Investment management fee	2,069
Legal fees	7
Service fee	609
Shareholder servicing	11
Other	43

Total expenses	2,883

Net investment income	7,553

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	24,433
Realized net gain on foreign currency transactions	232

Realized net gain on investments	24,665
Unrealized appreciation in value of investments during the period	14,873

Net gain on investments	39,538

Net increase in net assets resulting from operations	$47,091

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL VALUE PORTFOLIO
      (In Thousands)                                                                                                      (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$7,553	$6,942
Realized net gain on investments	24,665	36,360
Unrealized appreciation	14,873	2,749

Net increase in net assets resulting from operations	47,091	46,051

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(9,183)
Realized gains on investment transactions	(–)	(37,229)

	(–)	(46,412)

Capital share transactions (2)	(9,053)	62,437

Total increase	38,038	62,076
NET ASSETS
Beginning of period	462,837	400,761

End of period	$500,875	$462,837

Undistributed net investment income (loss)	$6,997	$(788)

(1)See "Financial Highlights" on page 140.

(2) Shares issued from sale of shares	1,062	2,944
Shares issued from reinvestment of dividend and/or capital gains distribution	–	2,421
Shares redeemed	(1,513)	(2,131)

Increase (decrease) in outstanding capital shares	(451)	3,234

Value issued from sale of shares	$21,883	$58,166
Value issued from reinvestment of dividend and/or capital gains distribution	–	46,411
Value redeemed	(30,936)	(42,140)

Increase (decrease) in outstanding capital	$(9,053)	$62,437

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$19.1711		$19.1681	$15.8947	$11.0000	$13.4000	$17.6000

Income (loss) from investment operations:
Net investment income	0.3182		0.3199	0.2759	0.2558	0.2000	0.3000
Net realized and unrealized gain (loss) on investments	1.6528		1.8192	3.3285	4.8829	(2.6000)	(2.3000)

Total from investment operations	1.9710		2.1391	3.6044	5.1387	(2.4000)	(2.0000)

Less distributions from:
Net investment income	(0.0000)		(0.4226)	(0.1850)	(0.2440)	(0.0000)	(0.6000)
Capital gains	(0.0000)		(1.7135)	(0.1460)	(0.0000)	(0.0000)	(1.6000)

Total distributions	(0.0000)		(2.1361)	(0.3310)	(0.2440)	(0.0000)	(2.2000)

Net asset value, end of period	$21.1421		$19.1711	$19.1681	$15.8947	$11.0000	$13.4000

Total return	10.28%		11.16%	22.68%	46.85%	-17.82%	-11.21%
Net assets, end of period (in millions)	$501		$463	$401	$324	$223	$279
Ratio of expenses to average net assets	1.18	%(1)	1.19%	1.19%	1.07%	0.99%	0.97%
Ratio of net investment income to average net assets	3.10	%(1)	1.63%	1.65%	2.03%	1.87%	1.60%
Portfolio turnover rate	17%		23%	31%	35%	33%	39%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Limited-Term Bond Portfolio had net assets totaling $72,273,527 invested in a diversified portfolio of:

56.10%	U.S. Government and Government Agency Obligations
40.98%	Corporate Debt Securities
2.92%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

U.S. Government and Government Agency Obligations	$56.10
Utilities Bonds	$7.99
Business Equipment and Services Bonds	$7.55
Energy Bonds	$6.05
Transportation Bonds	$5.39
Technology Bonds	$4.23
Miscellaneous Bonds	$3.97
Raw Materials Bonds	$3.36
Cash and Cash Equivalents	$2.92
Capital Goods Bonds	$2.44

On June 30, 2006, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

AAA	56.09%
AA	2.02%
A	16.15%
BBB	22.82%
Cash and Cash Equivalents	2.92%

Ratings reflected in the wheel are taken from Standard & Poor's.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Limited-Term Bond Portfolio
June 30, 2006		(Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.84%
Raytheon Company,
6.75%, 8-15-07	$2,030	$2,049,715

Broadcasting - 1.98%
Cox Communications, Inc.,
4.625%, 1-15-10	1,500	1,430,783

Business Equipment and Services - 4.82%
International Lease Finance Corporation,
5.0%, 4-15-10	1,500	1,456,704
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,028,152
		3,484,856
Capital Equipment - 2.44%
John Deere Capital Corporation,
5.125%, 10-19-06	1,766	1,763,773

Chemicals - Petroleum and Inorganic - 2.01%
Monsanto Company,
4.0%, 5-15-08	1,500	1,454,460

Communications Equipment - 1.39%
Cisco Systems, Inc.,
5.26938%, 2-20-09	1,000	1,000,989

Forest and Paper Products - 1.99%
International Paper Company,
4.25%, 1-15-09	1,500	1,441,560

Mining - 1.35%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,000	972,605

Petroleum - International - 6.05%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,385	2,373,287
Conoco Funding Company,
5.45%, 10-15-06	2,000	1,998,374
		4,371,661
Railroad - 5.39%
CSX Corporation,
6.25%, 10-15-08	1,000	1,010,786
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,874,402
Union Pacific Corporation,
6.625%, 2-1-08	1,000	1,013,102
		3,898,290
Timesharing and Software - 2.73%
Equifax Inc.,
4.95%, 11-1-07	2,000	1,970,080

Utilities - Electric - 7.30%
FPL Group Capital Inc,
7.625%, 9-15-06	2,000	2,007,052
Kansas City Power & Light Company,
6.0%, 3-15-07	1,276	1,277,723
Virginia Electric and Power Company,
5.375%, 2-1-07	2,000	1,994,628
		5,279,403
Utilities - Telephone - 0.69%
SBC Communications Inc.,
5.38%, 11-14-08	500	501,040

TOTAL CORPORATE DEBT SECURITIES - 40.98%		$29,619,215

(Cost: $30,041,226)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 14.28%
Federal Home Loan Bank,
5.0%, 2-29-08	2,000	1,984,550
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,000	1,924,874
5.0%, 10-18-10	2,500	2,447,315
Federal National Mortgage Association:
4.25%, 7-15-07	2,000	1,974,638
5.3%, 3-20-09	2,000	1,986,476
		10,317,853
Mortgage-Backed Obligations - 20.87%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16	1,626	1,560,961
3.5%, 12-15-16	914	862,470
5.5%, 7-15-17 (Interest Only)	1,250	30,371
5.5%, 10-15-23 (Interest Only)	4,154	258,893
5.0%, 6-15-24 (Interest Only)	2,000	204,309
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07	2	1,754
4.5%, 5-1-10	936	902,210
4.0%, 6-1-14	1,441	1,362,261
5.5%, 1-1-17	109	107,587
5.5%, 5-1-17	118	116,232
4.5%, 1-1-18	1,207	1,141,179
4.5%, 4-1-18	1,201	1,136,106
4.5%, 3-1-19	1,526	1,442,609
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	13	12,759
7.0%, 10-1-14	14	14,440
6.0%, 3-1-16	46	46,595
6.0%, 3-1-16	42	41,926
5.5%, 2-1-17	415	408,496
5.5%, 1-1-18	689	677,618
5.0%, 3-1-18	1,158	1,117,331
5.0%, 6-1-20	1,254	1,207,986
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	21	21,674
7.5%, 3-15-15	18	18,515
6.0%, 8-15-16	64	64,308
6.0%, 12-15-16	125	126,156
5.5%, 1-15-17	176	174,349
6.0%, 1-15-17	113	113,430
5.5%, 7-15-17	278	275,246
5.5%, 10-15-17	152	149,931
5.0%, 12-15-17	797	774,273
7.0%, 6-15-28	20	20,556
7.0%, 7-15-29	28	28,557
3.75%, 1-20-34	680	662,738
		15,083,826
Treasury Inflation Protected Obligation - 0.80%
United States Treasury Note,
3.0%, 7-15-12 (A)	500	577,024

Treasury Obligations - 20.15%
United States Treasury Notes:
7.0%, 7-15-06	500	500,196
4.75%, 11-15-08	2,000	1,982,110
3.125%, 4-15-09	2,000	1,897,032
4.0%, 6-15-09	2,000	1,938,516
4.0%, 3-15-10	2,500	2,407,325
5.0%, 2-15-11	2,000	1,995,078
5.0%, 8-15-11	1,000	996,992
4.375%, 8-15-12	1,000	961,953
4.25%, 8-15-14	2,000	1,883,516
		14,562,718

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 56.10%		$40,541,421

(Cost: $41,834,005)

SHORT-TERM SECURITY - 1.79%

Retail - General Merchandise
Target Corporation,
5.15%, 7-3-06	1,295	$1,294,629
(Cost: $1,294,629)

TOTAL INVESTMENT SECURITIES - 98.87%		$71,455,265

(Cost: $73,169,860)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.13%		818,262

NET ASSETS - 100.00%		$72,273,527

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      LIMITED-TERM BOND PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $73,170) (Notes 1 and 3)	$71,455
Cash	10
Receivables:
Dividends and interest	880
Portfolio shares sold	3
Prepaid and other assets	1

Total assets	72,349

LIABILITIES
Payable to Portfolio shareholders	59
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Other	11

Total liabilities	75

Total net assets	$72,274

NET ASSETS
$0.001 par value capital stock:
Capital stock	$13
Additional paid-in capital	73,159
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,280
Accumulated undistributed net realized loss on investment transactions	(463)
Net unrealized depreciation in value of investments	(1,715)

Net assets applicable to outstanding units of capital	$72,274

Net asset value, redemption and offering price per share	$5.5022

Capital shares outstanding	13,135
Capital shares authorized	40,000

See Notes to Financial Statements.

Statement of Operations
      LIMITED-TERM BOND PORTFOLIO
      For the Fiscal Year Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,596

Expenses (Note 2):
Accounting services fee	22
Audit fees	8
Custodian fees	3
Investment management fee	181
Legal fees	1
Service fee	90
Shareholder servicing	2
Other	7

Total expenses	314

Net investment income	1,282

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(17)
Unrealized depreciation in value of investments during the period	(853)

Net loss on investments	(870)

Net increase in net assets resulting from operations	$412

See Notes to Financial Statements.

Statement of Changes in Net Assets
      LIMITED-TERM BOND PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005
DECREASE IN NET ASSETS
Operations:
Net investment income	$1,282	$2,422
Realized net loss on investments	(17)	(113)
Unrealized depreciation	(853)	(1,025)

Net increase in net assets resulting from operations	412	1,284

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(2,424)
Realized gains on investment transactions	(–)	(–)

	(–)	(2,424)

Capital share transactions (2)	(3,191)	(2,967)

Total decrease	(2,779)	(4,107)
NET ASSETS
Beginning of period	75,053	79,160

End of period	$72,274	$75,053

Undistributed net investment income (loss)	$1,280	$(2)

(1)See "Financial Highlights" on page 149.

(2)Shares issued from sale of shares	738	1,504
Shares issued from reinvestment of dividend and/or capital gains distribution	–	443
Shares redeemed	(1,321)	(2,468)

Decrease in outstanding capital shares	(583)	(521)

Value issued from sale of shares	$4,054	$8,414
Value issued from reinvestment of dividend and/or capital gains distribution	–	2,424
Value redeemed	(7,245)	(13,805)

Decrease in outstanding capital	$(3,191)	$(2,967)

See Notes to Financial Statements.

Financial Highlights
      LIMITED-TERM BOND PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-06	2005	2004	2003	2002	2001

Net asset value, beginning of period	$5.4710	$5.5593	$5.6245	$5.6068	$5.4437	$5.1666

Income (loss) from investment operations:
Net investment income	0.0977	0.1823	0.1559	0.1594	0.1327	0.1971
Net realized and unrealized gain (loss) on investments	(0.0665)	(0.0881)	(0.0651)	0.0176	0.1631	0.2771

Total from investment operations	0.0312	0.0942	0.0908	0.1770	0.2958	0.4742

Less distributions from:
Net investment income	(0.0000)	(0.1825)	(0.1560)	(0.1593)	(0.1327)	(0.1971)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.1825)	(0.1560)	(0.1593)	(0.1327)	(0.1971)

Net asset value, end of period	$5.5022	$5.4710	$5.5593	$5.6245	$5.6068	$5.4437

Total return	0.58%	1.68%	1.61%	3.16%	5.43%	9.21%
Net assets, end of period (in millions)	$72	$75	$79	$74	$47	$16
Ratio of expenses to average net assets including voluntary expense waiver	0.87	%(1)	0.87%	0.87%	0.84%	0.69%	0.38%
Ratio of net investment income to average net assets including voluntary expense waiver	3.55	%(1)	3.16%	2.85%	2.91%	3.97%	5.52%
Ratio of expenses to average net assets excluding voluntary expense waiver	0.87	%(1)(2)	0.87	%(2)	0.87	%(2)	0.84	%(2)	0.87%	0.88%
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.55	%(1)(2)	3.16	%(2)	2.85	%(2)	2.91	%(2)	3.79%	5.02%
Portfolio turnover rate	16%	39%	39%	41%	27%	22%

(1)Annualized

(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MICRO CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Micro Cap Growth Portfolio had net assets totaling $58,363,897 invested in a diversified portfolio of:

95.03%	Common Stocks
4.97%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Technology Stocks	$26.53
Health Care Stocks	$21.30
Business Equipment and Services Stocks	$19.47
Capital Goods Stocks	$8.20
Retail Stocks	$7.05
Cash and Cash Equivalents	$4.97
Miscellaneous Stocks	$3.03
Raw Materials Stocks	$2.53
Transportation Stocks	$2.51
Consumer Nondurables Stocks	$2.21
Energy Stocks	$2.20

The Investments of Micro Cap Growth Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.35%
Pinnacle Airlines Corp.*	29,200	$203,378

Apparel - 2.21%
Ashworth, Inc.*	41,100	368,461
Volcom, Inc.*	28,700	918,687
		1,287,148
Business Equipment and Services - 9.61%
Fiberstars, Inc.*	54,300	421,096
GEO Group, Inc. (The)*	16,300	571,315
Grubb & Ellis Company*	34,200	316,350
Houston Wire & Cable Company*	29,400	503,034
ICT Group, Inc.*	18,700	469,370
INVESTools Inc.*	31,500	262,238
Kenexa Corporation*	29,000	923,795
Liquidity Services, Inc.*	28,800	446,976
Marlin Business Services, Inc.*	30,500	688,690
Metrologic Instruments, Inc.*	16,900	253,754
Unica Corporation*	24,100	226,540
Website Pros, Inc.*	51,400	524,794
		5,607,952
Capital Equipment - 4.66%
NATCO Group Inc.*	41,900	1,684,380
Somanetics Corporation*	30,800	589,512
Warnaco Group, Inc. (The)*	24,100	447,537
		2,721,429
Communications Equipment - 4.67%
Blue Coat Systems, Inc.*	12,000	203,040
Ikanos Communications, Inc.*	37,900	576,649
Intervoice, Inc.*	50,600	359,766
Redback Networks, Inc.*	86,600	1,587,378
		2,726,833
Computers - Main and Mini - 1.03%
Rackable Systems, Inc.*	15,300	603,509

Computers - Peripherals - 8.98%
Applix, Inc.*	35,900	264,762
AudioCodes Ltd.*	48,200	525,139
Entrust, Inc.*	232,000	750,520
Lawson Software, Inc.*	75,100	510,305
NetScout Systems, Inc.*	35,200	313,808
Phase Forward Incorporated*	55,100	634,201
Sigma Designs, Inc.*	60,600	571,761
Stratasys, Inc.*	16,900	496,100
WebSideStory, Inc.*	33,000	404,085
Xyratex Ltd*	29,000	769,370
		5,240,051
Electrical Equipment - 2.70%
EXFO Electro-Optical Engineering Inc.*	78,300	484,286
Power-One, Inc.*	94,800	620,940
Ultralife Batteries, Inc.*	47,900	469,660
		1,574,886
Electronic Components - 5.95%
GSI Group Inc.*	32,100	275,418
Hittite Microwave Corporation*	3,800	137,693
Integrated Silicon Solution, Inc.*	69,300	378,725
NetLogic Microsystems, Inc.*	45,900	1,480,505
PLX Technology, Inc.*	40,200	492,450
Supertex, Inc.*	17,800	706,304
		3,471,095
Electronic Instruments - 5.90%
Asyst Technologies, Inc.*	53,800	404,845
Eagle Test Systems, Inc.*	26,500	384,912
Energy Conversion Devices, Inc.*	23,600	861,046
I.D. Systems, Inc.*	19,300	347,496
Intevac, Inc.*	30,800	666,204
Mattson Technology, Inc.*	13,000	127,075
Microtune, Inc.*	88,400	555,152
Xenogen Corporation*	40,000	96,200
		3,442,930
Health Care - Drugs - 8.19%
Acusphere, Inc.*	46,100	158,584
Adeza Biomedical Corporation*	30,200	423,555
Bioenvision, Inc.*	60,100	313,121
BioMarin Pharmaceutical Inc.*	62,700	900,372
BioSphere Medical, Inc.*	34,900	218,823
Cubist Pharmaceuticals Inc.*	23,200	584,872
Dyax Corp.*	77,100	233,998
InterMune, Inc.*	29,900	492,154
POZEN Inc.*	54,300	381,186
Sciele Pharma, Inc.*	32,700	762,237
SuperGen, Inc.*	85,600	310,300
		4,779,202
Health Care - General - 13.11%
Alphatec Holdings, Inc.*	45,900	287,563
AngioDynamics, Inc.*	24,200	655,457
Bruker BioSciences Corporation*	56,900	302,423
Candela Corporation*	69,200	1,092,668
Cutera, Inc.*	28,700	564,672
Greatbatch, Inc.*	12,000	283,200
IRIS International, Inc.*	40,000	524,800
NuVasive, Inc.*	30,400	554,344
Omnicell, Inc.*	73,000	1,016,890
PolyMedica Corporation	24,500	879,060
Quidel Corporation*	60,900	586,163
Spectranetics Corporation (The)*	81,600	901,680
		7,648,920
Motion Pictures - 1.38%
On Assignment, Inc.*	84,000	805,980

Non-Residential Construction - 0.84%
Perini Corporation*	21,900	492,750

Petroleum - Services - 2.20%
Brigham Exploration Company*	90,300	714,724
Warrior Energy Services Corporation*	23,300	569,569
		1,284,293
Restaurants - 3.97%
BUCA, Inc.*	36,000	197,280
McCormick & Schmick's Seafood Restaurants, Inc.*	31,200	743,340
Red Robin Gourmet Burgers, Inc.*	18,400	783,472
Ruth's Chris Steak House, Inc.*	29,100	595,241
		2,319,333
Retail - Specialty Stores - 3.08%
DSW Inc., Class A*	11,700	426,114
Gaiam, Inc., Class A*	34,000	482,120
Golf Galaxy, Inc.*	3,800	50,103
Jos. A. Bank Clothiers, Inc.*	25,483	611,719
Tweeter Home Entertainment Group, Inc.*	32,600	229,015
		1,799,071
Security and Commodity Brokers - 0.62%
Harris & Harris Group, Inc.*	8,900	97,900
Penson Worldwide, Inc.*	15,200	261,592
		359,492
Steel - 2.53%
NS Group, Inc.*	26,800	1,476,144

Timesharing and Software - 9.86%
Answerthink, Inc.*	76,000	304,760
Blackbaud, Inc.	33,300	760,072
Concur Technologies, Inc.*	55,500	858,030
Covansys Corporation*	54,900	686,250
CyberSource Corporation*	26,700	312,657
iGate Corporation*	46,100	292,043
NutriSystem, Inc.*	16,600	982,969
RightNow Technologies, Inc.*	22,300	372,299
Stellent, Inc.	26,200	253,616
Ultimate Software Group, Inc. (The)*	48,800	934,276
		5,756,972
Trucking and Shipping - 2.16%
U.S. Xpress Enterprises, Inc., Class A*	46,800	1,262,664

Utilities - Telephone - 1.03%
Cbeyond Communications, Inc.*	27,400	599,512

TOTAL COMMON STOCKS - 95.03%		$55,463,544

(Cost: $47,674,913)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 2.62%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$1,529	1,528,558

Retail - General Merchandise - 1.71%
Target Corporation,
5.15%, 7-3-06	1,000	999,714

TOTAL SHORT-TERM SECURITIES - 4.33%		$2,528,272

(Cost: $2,528,272)

TOTAL INVESTMENT SECURITIES - 99.36%		$57,991,816

(Cost: $50,203,185)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.64%		372,081

NET ASSETS - 100.00%		$58,363,897

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MICRO CAP GROWTH PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $50,203) (Notes 1 and 3)	$57,992
Cash	1
Receivables:
Investment securities sold	758
Portfolio shares sold	20
Prepaid and other assets	1

Total assets	58,772

LIABILITIES
Payable for investment securities purchased	325
Payable to Portfolio shareholders	71
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Accrued service fee (Note 2)	– *
Other	7
Total liabilities	408

Total net assets	$58,364

NET ASSETS
$0.001 par value capital stock:
Capital stock	$3
Additional paid-in capital	58,273
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(308)
Accumulated undistributed net realized loss on investment transactions	(7,393)
Net unrealized appreciation in value of investments	7,789

Net assets applicable to outstanding units of capital	$58,364

Net asset value, redemption and offering price per share	$18.2319

Capital shares outstanding	3,201
Capital shares authorized	50,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MICRO CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$70
Dividends	13

Total income	83

Expenses (Note 2):
Accounting services fee	21
Audit fees	7
Custodian fees	4
Investment management fee	279
Legal fees	1
Service fee	73
Shareholder servicing	1
Other	4

Total expenses	390

Net investment loss	(307)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	5,115
Unrealized depreciation in value of investments during the period	(4,166)

Net gain on investments	949

Net increase in net assets resulting from operations	$642

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MICRO CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(307)	$(511)
Realized net gain on investments	5,115	5,678
Unrealized appreciation (depreciation)	(4,166)	3,668

Net increase in net assets resulting from operations	642	8,835

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(–)
Realized gains on investment transactions	(–)	(–)

	(–)	(–)

Capital share transactions (2)	5,176	2,366

Total increase	5,818	11,201
NET ASSETS
Beginning of period	52,546	41,345

End of period	$58,364	$52,546

Undistributed net investment loss	$(308)	$(1)

(1)See "Financial Highlights" on page 159.

(2) Shares issued from sale of shares	468	668
Shares issued from reinvestment of dividend and/or capital gains distribution	–	–
Shares redeemed	(205)	(524)

Increase in outstanding capital shares	263	144

Value issued from sale of shares	$9,060	$10,478
Value issued from reinvestment of dividend and/or capital gains distribution	–	–
Value redeemed	(3,884)	(8,112)

Increase in outstanding capital	$5,176	$2,366

See Notes to Financial Statements.

Financial Highlights
      MICRO CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-06		2005	2004		2003		2002	2001

Net asset value, beginning of period	$17.8866		$14.7992		$13.4476		$8.7000	$15.5000	$17.5000

Income (loss) from investment operations:
Net investment loss	(0.0959)		(0.1737)		(0.1794)		(0.1178)	(0.1000)	(0.1000)
Net realized and unrealized gain (loss) on investments	0.4412		3.2611		1.5310		4.8654	(6.7000)	(1.9000)

Total from investment operations	0.3453		3.0874		1.3516		4.7476	(6.8000)	(2.0000)

Less distributions from:
Net investment income	(0.0000)		(0.0000)		(0.0000)		(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)		(0.0000)		(0.0000)		(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)		(0.0000)		(0.0000)		(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$18.2319		$17.8866		$14.7992		$13.4476	$8.7000	$15.5000

Total return	1.93%		20.87%		10.05%		54.41%	-43.64%	-11.33%
Net assets, end of period (in millions)	$58		$53		$41		$41	$25	$45
Ratio of expenses to average net assets including voluntary expense waiver	1.33	%(1)	1.35%		1.35%		1.37%	1.34%	1.35%
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.05	%(1)	-1.15%		-1.26%		-1.17%	-1.10%	-1.00%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.33	%(1)(2)	1.35	%(2)	1.35	%(2)	1.51%	1.45%	1.40%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.05	%(1)(2)	-1.15	%(2)	-1.26	%(2)	-1.31%	-1.21%	-1.05%
Portfolio turnover rate	31%		54%		65%		74%	68%	71%

(1)Annualized.

(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MID CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Mid Cap Growth Portfolio had net assets totaling $25,720,601 invested in a diversified portfolio of:

89.99%	Common Stocks
10.01%	Cash and Cash Equivalents and Options

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Health Care Stocks	$22.49
Business Equipment and Services Stocks	$14.72
Technology Stocks	$14.42
Financial Services Stocks	$12.83
Cash and Cash Equivalents and Options	$10.01
Capital Goods Stocks	$5.83
Retail Stocks	$4.37
Energy Stocks	$3.48
Transportation Stocks	$3.38
Consumer Services Stocks	$3.32
Consumer Nondurables Stocks	$3.13
Miscellaneous Stocks	$2.02

The Investments of Mid Cap Growth Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 1.35%
Southwest Airlines Co.	21,250	$347,863

Aircraft - 1.51%
L-3 Communications Holdings, Inc.	5,150	388,413

Banks - 4.85%
Northern Trust Corporation	11,050	611,231
Synovus Financial Corp.	23,750	636,025
		1,247,256
Beverages - 1.60%
Brown-Forman Corporation, Class B	5,750	412,217

Business Equipment and Services - 7.83%
CheckFree Corporation*	5,350	265,360
Cintas Corporation	9,100	362,134
Euronet Worldwide, Inc.*	6,150	234,315
Lamar Advertising Company, Class A*	9,150	493,139
Republic Services, Inc., Class A	3,150	127,071
Stericycle, Inc.*	8,150	530,443
		2,012,462
Capital Equipment - 2.09%
IDEX Corporation	11,400	538,080

Chemicals - Specialty - 1.22%
Air Products and Chemicals, Inc.	4,900	313,208

Communications Equipment - 0.98%
Juniper Networks, Inc.*	15,675	250,800

Computers - Micro - 2.79%
Apple Computer, Inc.*	8,550	489,316
Sun Microsystems, Inc.*	55,250	228,459
		717,775
Electrical Equipment - 1.52%
Molex Incorporated, Class A	13,600	391,068

Electronic Components - 7.40%
Broadcom Corporation, Class A*	13,775	414,008
Linear Technology Corporation	6,350	212,630
Maxim Integrated Products, Inc.	7,675	246,713
Microchip Technology Incorporated	13,500	453,668
Network Appliance, Inc.*	16,350	577,237
		1,904,256
Electronic Instruments - 1.74%
Lam Research Corporation*	9,600	448,080

Farm Machinery - 0.78%
AGCO Corporation*	7,650	201,348

Food and Related - 1.53%
Hershey Foods Corporation	7,150	393,750

Health Care - Drugs - 6.31%
Allergan, Inc.	8,000	858,080
Gilead Sciences, Inc.*	10,250	606,492
ICOS Corporation*	7,200	158,220
		1,622,792
Health Care - General - 9.08%
Biomet, Inc.	14,700	460,183
DENTSPLY International Inc.	6,225	377,266
Gen-Probe Incorporated*	4,050	218,599
Kyphon Inc.*	9,100	349,486
Schein (Henry), Inc.*	14,550	679,776
Zimmer Holdings, Inc.*	4,400	249,568
		2,334,878
Hospital Supply and Management - 7.10%
Bard (C. R.), Inc.	9,925	727,105
Cytyc Corporation*	10,500	266,070
Health Management Associates, Inc., Class A	11,950	235,534
Laboratory Corporation of America Holdings*	9,600	597,408
		1,826,117
Insurance - Property and Casualty - 2.03%
AXIS Capital Holdings Limited	9,950	284,670
Everest Re Group, Ltd.	2,750	238,068
		522,738
Metal Fabrication - 1.44%
Fastenal Company	9,200	370,898

Motor Vehicles - 0.80%
Harley-Davidson, Inc.	3,750	205,837

Petroleum - Domestic - 1.17%
Hugoton Royalty Trust	321	9,534
XTO Energy Inc.	6,550	289,969
		299,503
Petroleum - International - 1.13%
Noble Energy, Inc.	6,200	290,532

Petroleum - Services - 1.19%
Complete Production Services, Inc.*	5,500	130,020
Smith International, Inc. (A)	3,950	175,657
		305,677
Publishing - 3.32%
Getty Images, Inc.*	5,350	339,778
Meredith Corporation	10,350	512,739
		852,517
Restaurants - 1.95%
P.F. Chang's China Bistro, Inc.*	6,550	248,933
YUM! Brands, Inc.	5,000	251,350
		500,283
Retail - Food Stores - 0.97%
Longs Drug Stores Corporation	5,450	248,629

Retail - General Merchandise - 0.79%
Nordstrom, Inc.	5,600	204,400

Retail - Specialty Stores - 0.65%
Chico's FAS, Inc.*	6,200	167,276

Security and Commodity Brokers - 5.94%
Chicago Mercantile Exchange Holdings Inc.	1,490	731,813
Legg Mason, Inc.	2,800	278,656
Prudential Financial, Inc.	2,950	229,215
TD Ameritrade Holding Corporation	19,550	289,340
		1,529,024
Timesharing and Software - 6.90%
Alliance Data Systems Corporation*	3,950	232,339
eBay Inc. (A)*	12,950	379,176
Global Payments Inc.	10,550	512,202
Paychex, Inc.	16,700	651,801
		1,775,518
Trucking and Shipping - 2.03%
C.H. Robinson Worldwide, Inc.	9,800	521,899

TOTAL COMMON STOCKS - 89.99%		$23,145,094

(Cost: $22,263,525)

PUT OPTIONS - 0.00%	Number of Contracts

eBay Inc., August 27.5, Expires 8-19-06	12	$1,176
Smith International, Inc., July 37.5, Expires 7-24-06	30	300
(Cost: $5,361)		$1,476

SHORT-TERM SECURITY - 9.92%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 4.4% Repurchase Agreement dated 6-30-06 to be repurchased at $2,552,936 on 7-3-06 (B)	$2,552	$2,552,000
(Cost: $2,552,000)

TOTAL INVESTMENT SECURITIES - 99.91%		$25,698,570

(Cost: $24,820,886)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.09%		22,031

NET ASSETS - 100.00%		$25,720,601

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at June 30, 2006. (See Note 5 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

eBay Inc.	12	September/35	$669	$660
Smith International, Inc.	30	July/47.5	2,085	1,200

			$2,754	$1,860

(B)Collateralized by $2,602,567 United States Treasury Bond, 8.0% due 11-15-21; market value and accrued interest aggregate $2,624,715.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MID CAP GROWTH PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $22,269)	$23,147
Repurchase agreement (cost - $2,552)	2,552

	25,699
Cash	1
Receivables:
Portfolio shares sold	39
Dividends and interest	17
Prepaid and other assets	–	*

Total assets	25,756

LIABILITIES
Payable for investment securities purchased	18
Payable to Portfolio shareholders	9
Outstanding written options - at value (premium received - $3) (Note 5)	2
Accrued accounting services fee (Note 2)	1
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	–	*
Accrued shareholder servicing (Note 2)	–	*
Other	4

Total liabilities	35

Total net assets	$25,721

NET ASSETS
$0.001 par value capital stock:
Capital stock	$4
Additional paid-in capital	24,706
Accumulated undistributed income:
Accumulated undistributed net investment income	127
Accumulated undistributed net realized gain on investment transactions	5
Net unrealized appreciation in value of investments	879

Net assets applicable to outstanding units of capital	$25,721

Net asset value, redemption and offering price per share	$6.2121

Capital shares outstanding	4,140
Capital shares authorized	50,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MID CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$130
Interest and amortization	36

Total income	166

Expenses (Note 2):
Accounting services fee	7
Audit fees	7
Custodian fees	8
Investment management fee	82
Legal fees	– *
Service fee	24
Shareholder servicing	1
Other	5

Total	134
Less voluntary waiver of investment management fee (Note 2)	(81)

Total expenses	53

Net investment income	113

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(21)
Realized net gain on written options	31

Realized net gain on investments	10

Unrealized depreciation in value of securities during the period	(32)
Unrealized depreciation in value of written options during the period	(1)

Unrealized depreciation in value of investments during the period	(33)

Net loss on investments	(23)

Net increase in net assets resulting from operations	$90

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MID CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the period from 4-28-05(1) through
	2006	12-31-05

INCREASE IN NET ASSETS
Operations:
Net investment income	$113	$14
Realized net gain (loss) on investments	10	(5)
Unrealized appreciation (depreciation)	(33)	912

Net increase in net assets resulting from operations	90	921

Distributions to shareholders from (Note 1E): (2)
Net investment income	(–)	(–)
Realized gains on investment transactions	(–)	(–)

	(–)	(–)

Capital share transactions (3)	12,498	12,212

Total increase	12,588	13,133
NET ASSETS
Beginning of period	13,133	–

End of period	$25,721	$13,133

Undistributed net investment income	$127	$14

(1)Commencement of operations.
(2)See "Financial Highlights" on page 168.

(3)Shares issued from sale of shares	2,023	2,194
Shares issued from reinvestment of dividend and/or capital gains distribution	–	–
Shares redeemed	(48)	(29)

Increase in outstanding capital shares	1,975	2,165

Value issued from sale of shares	$12,799	$12,381
Value issued from reinvestment of dividend and/or capital gains distribution	–	–
Value redeemed	(301)	(169)

Increase in outstanding capital	$12,498	$12,212

See Notes to Financial Statements.

Financial Highlights
      MID CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the period from 4-28-05(1) through
	6-30-06		12-31-05

Net asset value, beginning of period	$6.0653		$5.0000

Income from investment operations:
Net investment income	0.0306		0.0064
Net realized and unrealized gain on investments	0.1162		1.0589

Total from investment operations	0.1468		1.0653

Less distributions from:
Net investment income	(0.0000)		(0.0000)
Capital gains	(0.0000)		(0.0000)

Total distributions	(0.0000)		(0.0000)

Net asset value, end of period	$6.2121		$6.0653

Total return	2.42%		21.31%
Net assets, end of period (in millions)	$26		$13
Ratio of expenses to average net assets including voluntary expense waiver	0.55	%(2)	0.69	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.17	%(2)	0.33	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.39	%(2)	1.54	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	0.33	%(2)	-0.51	%(2)
Portfolio turnover rate	8%		11%

(1)Commencement of operations.

(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MONEY MARKET PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Money Market Portfolio had net assets totaling $59,202,059.

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Corporate Obligations - Notes	$32.41
Corporate Obligations - Commercial Paper (backed by irrevocable bank letter of credit)	$16.55
Corporate Obligations - Commercial Paper	$16.17
Municipal Obligations - Taxable	$15.66
United States Government Agency Obligations	$11.13
Corporate Obligations - Certificate of Deposit	$7.64
Cash and Other Assets, Net of Liabilities	$0.44

Please remember that an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Investments of Money Market Portfolio
June 30, 2006		(Unaudited)
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 7.64%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$925	$925,000
Citibank, N.A.:
5.095%, 8- 4-06	1,000	1,000,000
5.15%, 8-23-06	700	700,000
5.24%, 9-7-06	500	500,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	600	600,000
4.725%, 11-27-06	800	799,444
		4,524,444
Commercial Paper
Aircraft - 2.28%
United Technologies Corporation,
5.29%, 7-3-06	1,349	1,348,604

Banks - 1.85%
Barclays U.S. Funding Corp.,
5.095%, 8-7-06	1,100	1,094,240

Finance Companies - 7.92%
Ciesco, LLC:
5.1%, 7-6-06	250	249,823
5.1%, 7-25-06	1,200	1,195,920
General Electric Capital Services Inc.,
5.27%, 7-10-06	180	179,763
Kitty Hawk Funding Corp.,
5.27%, 7-24-06	370	368,754
Preferred Receivables Funding Corp.,
5.24%, 7-20-06	300	299,170
Three Pillars Funding LLC:
5.07%, 7-3-06	1,000	999,718
5.24%, 7-18-06	1,150	1,147,154
5.08%, 8-14-06	250	248,448
		4,688,750
Insurance - Life - 0.42%
AEGON Funding Corp.,
5.25%, 7-24-06	250	249,161

Mining - 3.70%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.05%, 7-14-06	1,000	998,176
5.1%, 7-28-06	900	896,558
5.11%, 7-28-06	300	298,850
		2,193,584

Total Commercial Paper - 16.17%		9,574,339

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 10.14%
NATC California LLC (Suntrust Bank),
5.0%, 7-13-06	700	698,833
River Fuel Company #2, Inc. (Bank of New York (The)),
5.03%, 7-18-06	177	176,580
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
4.76%, 7-6-06	892	891,410
5.03%, 7-6-06	305	304,787
5.15%, 9-6-06	1,100	1,089,457
Vehicle Services of America Ltd. (Bank of America, N.A.):
5.2%, 7-18-06	2,700	2,693,370
5.23%, 7-18-06	150	149,630
		6,004,067
Food and Related - 4.72%
COFCO Capital Corp. (Rabobank Nederland):
5.15%, 7-11-06	1,000	998,569
5.27%, 7-20-06	1,800	1,794,994
		2,793,563
Multiple Industry - 1.69%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.07%, 7-6-06	1,000	999,296

Total Commercial Paper (backed by irrevocable bank letter of credit) - 16.55%		9,796,926

Notes
Apparel - 1.01%
NIKE, Inc.,
5.5%, 8-15-06	600	600,540

Banks - 5.86%
Rabobank Nederland,
5.25%, 7-18-06	500	500,000
U.S. Bancorp,
5.1%, 7-15-07	975	971,923
Wells Fargo & Company:
5.16063%, 7-3-06	1,500	1,500,000
5.18875%, 7-17-06	500	500,000
		3,471,923
Business Equipment and Services - 2.13%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.45%, 7-5-06	1,260	1,260,000

Computers - Main and Mini - 2.11%
International Business Machines Corporation,
5.13475%, 7-10-06	1,250	1,250,000

Finance Companies - 1.79%
Caterpillar Financial Services Corp.,
2.35%, 9-15-06	917	913,477
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.39%, 7-6-06	145	145,000
		1,058,477
Furniture and Furnishings - 0.50%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.5%, 7-6-06	295	295,000

Health Care - Drugs - 1.01%
Lilly (Eli) and Company,
5.07906%, 7-3-06	600	600,000

Hospital Supply and Management - 3.34%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
5.42%, 7-5-06	500	500,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.36%, 7-5-06	1,475	1,475,000
		1,975,000
Household - General Products - 1.72%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.2%, 7-6-06	1,019	1,019,000

Leisure Time Industry - 2.20%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.5%, 7-6-06	1,300	1,300,000

Multiple Industry - 3.72%
3M Company,
5.6736%, 12-12-06 (A)	1,000	1,003,272
General Electric Capital Corporation:
5.0%, 2-15-07	500	500,423
5.0%, 6-15-07	700	697,182
		2,200,877
Non-Residential Construction - 0.72%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.36%, 7-5-06	425	425,000

Retail - General Merchandise - 4.04%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
5.35%, 7-3-06	385	385,000
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	2,000	2,008,511
		2,393,511
Trucking and Shipping - 2.26%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.4%, 7-6-06	1,340	1,340,000

Total Notes - 32.41%		19,189,328

TOTAL CORPORATE OBLIGATIONS - 72.77%		$43,085,037

(Cost: $43,085,037)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 6.04%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Taxable Series 1997 A,
5.11%, 7-6-06	2,450	2,450,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.43%, 7-5-06	1,125	1,125,000
		3,575,000
Florida - 2.53%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.36%, 7-5-06	1,500	1,500,000

Georgia - 4.56%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable),
5.22%, 8-2-06	2,700	2,700,000

Iowa - 0.51%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.35%, 7-6-06	300	300,000

New York - 1.10%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
5.01%, 7-5-06	650	650,000

Washington - 0.92%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
5.35%, 7-3-06	545	545,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 15.66%		$9,270,000

(Cost: $9,270,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
4.34778%, 7-13-06	1,500	1,500,000
3.75%, 1-16-07	750	745,911
5.0%, 3-2-07	600	600,000
Federal Home Loan Mortgage Corporation:
4.8%, 2-23-07	400	400,000
5.41%, 6-22-07	950	950,000
Federal National Mortgage Association,
4.05%, 8-14-06	1,030	1,030,000
Overseas Private Investment Corporation:
5.28%, 7-5-06	698	697,675
5.35%, 7-5-06	664	664,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 11.13%		$6,587,586

(Cost: $6,587,586)

TOTAL INVESTMENT SECURITIES - 99.56%		$58,942,623

(Cost: $58,942,623)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.44%		259,436

NET ASSETS - 100.00%		$59,202,059

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of this security amounted to 1.69% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      MONEY MARKET PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $58,943) (Note 1)	$58,943
Cash	2
Receivables:
Interest	342
Portfolio shares sold	24
Prepaid and other assets	1

Total assets	59,312

LIABILITIES
Payable to Portfolio shareholders	72
Dividends payable	23
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	–	*
Accrued shareholder servicing (Note 2)	–	*
Other	10

Total liabilities	110

Total net assets	$59,202

NET ASSETS
$0.001 par value capital stock:
Capital stock	$59
Additional paid-in capital	59,143

Net assets applicable to outstanding units of capital	$59,202

Net asset value, redemption and offering price per share	$1.0000

Capital shares outstanding	59,202
Capital shares authorized	110,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MONEY MARKET PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,208

Expenses (Note 2):
Accounting services fee	19
Audit fees	6
Custodian fees	3
Investment management fee	103
Service fee	64
Shareholder servicing	1
Other	5

Total expenses	201

Net investment income	1,007

Net increase in net assets resulting from operations	$1,007

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MONEY MARKET PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,007	$1,254

Net increase in net assets resulting from operations	1,007	1,254

Dividends to shareholders from net investment income (Note 1E) (1)	(1,007)	(1,254)

Capital share transactions (2)	7,161	(2,776)

Total increase (decrease)	7,161	(2,776)
NET ASSETS
Beginning of period	52,041	54,817

End of period	$59,202	$52,041

Undistributed net investment income	$–	$–

(1)See "Financial Highlights" on page 180.

(2) Shares issued from sale of shares	23,122	32,354
Shares issued from reinvestment of dividends	975	1,264
Shares redeemed	(16,936)	(36,394)

Increase (decrease) in outstanding capital shares	7,161	(2,776)

Value issued from sale of shares	$23,122	$32,364
Value issued from reinvestment of dividends	975	1,254
Value redeemed	(16,936)	(36,394)

Increase (decrease) in outstanding capital	$7,161	$(2,776)

See Notes to Financial Statements.

Financial Highlights
      MONEY MARKET PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended	For the fiscal year ended December 31,
	6-30-06	2005		2004	2003	2002	2001

Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Net investment income	0.0194		0.0247	0.0070	0.0051	0.0113	0.0356
Less dividends declared	(0.0194)	(0.0247)		(0.0070)	(0.0051)	(0.0113)	(0.0356)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total return	1.90%		2.50%	0.70%	0.52%	1.12%	3.62%
Net assets, end of period (in millions)	$59		$52	$55	$64	$103	$99
Ratio of expenses to average net assets	0.78	%(1)	0.79%	0.76%	0.75%	0.75%	0.73%
Ratio of net investment income to average net assets	3.92	%(1)	2.46%	0.69%	0.53%	1.13%	3.31%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MORTGAGE SECURITIES PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Mortgage Securities Portfolio had net assets totaling $27,517,948 invested in a diversified portfolio of:

51.34%	United States Government Agency Obligations
43.56%	Corporate Debt Securities
5.10%	Cash and Cash Equivalents

On June 30, 2006, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

AAA	66.48%
AA	9.35%
A	5.06%
BBB	6.82%
BB	4.44%
Not Rated	2.75%
Cash and Cash Equivalents	5.10%

Ratings reflected in the wheel above are taken from the following sources in order of preference: Standard & Poor's and Moody's.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Mortgage Securities Portfolio
June 30, 2006		(Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	$333	$332,648
ABFS Mortgage Loan Trust 2002- 4,
7.423%, 12-15-33	170	170,172
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	349	339,456
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	378	370,829
Banc of America Alternative Loan Trust 2005-8:
5.5724%, 9-25-35	216	203,302
5.5724%, 9-25-35	44	41,007
Banc of America Alternative Loan Trust 2005-10,
5.66758%, 11-25-35	124	108,712
Banc of America Alternative Loan Trust 2005-12,
5.80576%, 1-25-36	173	162,069
Banc of America Alternative Loan Trust 2006- 4:
6.22456%, 5-25-36	85	77,164
6.22456%, 5-25-36	65	62,498
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2,
6.2%, 7-11- 43 (A)	140	140,458
Series 2003-1,
4.9%, 9-11-36 (A)	450	416,618
Series 2004-6,
5.104%, 12-10- 42 (A)	100	93,436
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	144	143,950
Banc of America Funding Corporation,
5.01093%, 9-20-34	109	103,406
Banc of America Mortgage 2005-J Trust,
5.10162%, 11-25-35	318	314,103
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	89	83,891
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	124	120,200
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	253,595
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	130	130,199
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	150	150,053
Series 2001-TOP2 Trust Fund:
7.5063%, 2-15-35 (A)	500	525,029
7.8463%, 2-15-35 (A)	75	79,776
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34	200	182,949
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	285	282,234
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	137,886
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29	215	214,998
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	210	198,320
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	252	237,891
Chase Funding Trust, Series 1999-1,
7.235%, 6-25-27	180	179,836
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	323	307,457
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-33 (A)	73	73,236
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)	145	137,492
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	62	61,780
DLJ Commercial Mortgage Corp. 1998-CG1,
7.1666%, 6-10-31 (A)	170	181,153
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	41	40,876
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	94	87,002
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	183	173,103
Green Tree Financial Corporation:
7.65%, 4-15-19	202	208,257
9.0%, 6-15-25	110	134,965
7.95%, 8-15-25	150	152,859
Hilton Hotel Pool Trust:
5.62938%, 10-3-15 (A)	100	101,109
7.653%, 10-3-15 (A)	220	227,700
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	198,225
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	200	201,268
J.P. Morgan Mortgage Trust 2005-S2,
5.66645%, 9-25-35	197	187,375
Lehman ABS Manufactured Housing Contract Trust 2001-B:
3.01%, 3-15-10	152	136,624
5.873%, 5-15-22	124	122,728
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	315	306,934
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	78	74,633
MMCA Auto Owner Trust 2002-2,
4.67%, 3-15-10	87	86,060
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	67	66,738
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	91	90,262
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.60308%, 9-15-37 (A)	100	95,701
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	100	91,252
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	250	249,082
Origen Manufactured Housing Contract Trust:
2004-A:
5.7%, 1-15-35	100	95,578
5.91%, 1-15-35	200	192,653
2004-B,
4.75%, 8-15-21	100	93,504
2005-A,
4.97%, 10-15-21	105	99,120
2005-B,
5.605%, 5-15-22	35	33,944
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	230	218,279
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	217	208,125
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	225	213,649
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.57%, 9-10-35	130	83,101
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19 (A)	90	131,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35	144	132,954
Structured Asset Securities Corporation:
5.54%, 11-25-32	82	81,605
5.25%, 8-25-33	141	128,572
5.63%, 5-25-34	100	97,829
6.0%, 6-25-34	250	244,981
Wachovia Bank Commercial Mortgage Trust (The):
4.942%, 11-15-34 (A)	105	97,442
4.942%, 11-15-34 (A)	50	46,987
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	145	137,371

TOTAL CORPORATE DEBT SECURITIES - 43.56%		$11,988,185

(Cost: $12,386,790)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	108	101,539
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5-1-18	351	338,942
5.5%, 6-1-19	222	218,428
5.5%, 5-1-20	252	247,610
6.0%, 10-1-33	658	649,797
5.5%, 2-1-35	224	215,277
5.5%, 7-1-35	400	384,125
5.0%, 12-1-35	487	455,395
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	421	413,809
5.5%, 3-1-18	214	210,648
5.0%, 10-1-18	200	193,262
5.5%, 9-1-19	130	127,426
7.0%, 11-1-32	196	200,871
6.0%, 6-1-33	418	412,529
6.0%, 12-1-33	310	306,138
5.5%, 1-1-34	178	171,379
5.5%, 1-1-34	176	170,203
5.0%, 2-1-34	384	359,972
5.5%, 2-1-34	403	389,175
6.0%, 4-1-34	222	218,626
5.0%, 7-1-34	505	472,017
5.5%, 7-1-34	375	362,348
6.0%, 7-1-34	750	738,046
6.5%, 8-1-34	650	653,250
5.5%, 9-1-34	123	118,396
6.5%, 9-1-34	103	103,657
5.5%, 11-1-34	307	295,691
6.0%, 11-1-34	128	125,909
6.5%, 11-1-34	250	251,334
6.5%, 11-1-34	185	186,296
6.0%, 12-1-34	550	542,846
5.5%, 2-1-35	657	632,768
4.789%, 3-1-35	242	234,205
6.5%, 3-1-35	157	158,641
6.0%, 4-1-35	222	218,552
5.172%, 6-1-35	422	411,535
5.0%, 7-1-35	92	86,217
5.5%, 7-1-35	241	231,653
5.5%, 10-1-35	630	605,771
5.5%, 10-1-35	193	185,268
6.5%, 2-1-36	99	99,419
6.5%, 6-1-36	180	180,839
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.97462%, 6-17- 45	1561	87,529
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	123	124,114
5.5%, 12-15-34	421	408,293
6.0%, 7-1-36	350	347,047
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	480,668

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 51.34%		$14,127,460

(Cost: $14,539,068)

SHORT-TERM SECURITIES

Aircraft - 3.63%
United Technologies Corporation,
5.29%, 7-3-06	1000	999,706

Household - General Products - 7.39%
Colgate-Palmolive Company,
5.2%, 7-20-06	1000	997,255
Fortune Brands Inc.,
5.4%, 7-3-06	1034	1,033,690
		2,030,945
Retail - General Merchandise - 3.63%
Target Corporation,
5.15%, 7-3-06	1000	999,714

TOTAL SHORT-TERM SECURITIES - 14.65%		$4,030,365

(Cost: $4,030,365)

TOTAL INVESTMENT SECURITIES - 109.55%		$30,146,010

(Cost: $30,956,223)

LIABILITIES, NET OF CASH(B) AND OTHER ASSETS - (9.55%)		(2,628,062)

NET ASSETS - 100.00%		$27,517,948

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $3,357,248 or 12.20% of net assets.
(B)Cash serves as collateral for the following open futures contract at June 30, 2006 (see Note 6 to financial statements):
Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

U.S. Treasury Note	9	9-20-06	$943,690	$942,000

Statement of Assets and Liabilities
      MORTGAGE SECURITIES PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $30,956) (Notes 1 and 3)	$30,146
Cash	10
Receivables:
Investment securities sold	438
Interest	120
Portfolio shares sold	10
Variation margin - futures (Note 6)	4
Initial margin - futures (Note 6)	6
Prepaid and other assets	1

Total assets	30,735

LIABILITIES
Payable for investment securities purchased	3,200
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Payable to Portfolio shareholders	1
Accrued service fee (Note 2)	– *
Other	12

Total liabilities	3,217

Total net assets	$27,518

NET ASSETS
$0.001 par value capital stock:
Capital stock	$6
Additional paid-in capital	28,008
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	653
Accumulated undistributed net realized loss on investment transactions	(340)
Net unrealized depreciation in value of investments	(809)

Net assets applicable to outstanding units of capital	$27,518

Net asset value, redemption and offering price per share	$4.9786

Capital shares outstanding	5,527
Capital shares authorized	50,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MORTGAGE SECURITIES PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$793
Expenses (Note 2):
Accounting services fee	13
Audit fees	13
Custodian fees	6
Investment management fee	69
Legal fees	1
Service fee	35
Shareholder servicing	1
Other	2

Total expenses	140

Net investment income	653

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(169)
Realized net loss on futures	(5)

Realized net loss on investments	(174)

Unrealized depreciation in value of securities	(493)
Unrealized appreciation in value of futures	1

Unrealized depreciation in value of investments	(492)

Net loss on investments	(666)

Net decrease in net assets resulting from operations	$(13)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MORTGAGE SECURITIES PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$653	$1,090
Realized net loss on investments	(174)	(166)
Unrealized depreciation	(492)	(422)

Net increase (decrease) in net assets resulting from operations	(13)	502

Distributions to shareholders from (Note 1E): (1)
Net investment income	(–)	(1,090)
Realized gains on investment transactions	(–)	(–)

	(–)	(1,090)

Capital share transactions (2)	(560)	7,779

Total increase (decrease)	(573)	7,191
NET ASSETS
Beginning of period	28,091	20,900

End of period	$27,518	$28,091

Undistributed net investment income (loss)	$653	$ (– )*

(1)See "Financial Highlights" on page 193.

(2)Shares issued from sale of shares	703	2,155
Shares issued from reinvestment of dividend and/or capital gains distribution	–	219
Shares redeemed	(817)	(848)

Increase (decrease) in outstanding capital shares	(114)	1,526

Value issued from sale of shares	$3,504	$11,056
Value issued from reinvestment of dividend and/or capital gains distribution	–	1,090
Value redeemed	(4,064)	(4,367)

Increase (decrease) in outstanding capital	$(560)	$7,779

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      MORTGAGE SECURITIES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the fiscal year ended		For the period from 5-27-04(1) through
	6-30-06		12-31-05		12-31-04

Net asset value, beginning of period	$4.9801		$5.0791		$5.0000

Income (loss) from investment operations:
Net investment income	0.1181		0.2010		0.1009
Net realized and unrealized gain (loss) on investments	(0.1196)		(0.0990)		0.1476

Total from investment operations	(0.0015)		0.1020		0.2485

Less distributions from:
Net investment income	(0.0000)		(0.2010)		(0.1009)
Capital gains	(0.0000)		(0.0000)		(0.0685)

Total distributions	(0.0000)		(0.2010)		(0.1694)

Net asset value, end of period	$4.9786		$4.9801		$5.0791

Total return	-0.02%		2.00%		4.97%
Net assets, end of period (in millions)	$28		$28		$21
Ratio of expenses to average net assets including voluntary expense waiver	1.01	%(2)	1.00%		0.71	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	4.72	%(2)	4.21%		4.02	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.01	%(2)(3)	1.00	%(3)	0.97	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	4.72	%(2)(3)	4.21	%(3)	3.76	%(2)
Portfolio turnover rate	88%		202%		184%

(1)Commencement of operations.

(2)Annualized.

(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF REAL ESTATE SECURITIES PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Real Estate Securities Portfolio had net assets totaling $41,180,865 invested in a diversified portfolio of:

98.27%	Common Stocks
1.73%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Shelter Stocks	$86.42
Consumer Services Stocks	$7.30
Business Equipment and Services Stocks	$3.49
Cash and Cash Equivalents	$1.73
Multi-Industry Stocks	$1.06

The Investments of Real Estate Securities Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.49%
Brookfield Properties Corporation	44,750	$1,439,607

Hotels and Gaming - 7.30%
Hilton Hotels Corporation	33,900	958,692
Marriott International, Inc., Class A	13,000	495,560
Starwood Hotels & Resorts Worldwide, Inc.	25,700	1,550,738
		3,004,990
Multiple Industry - 1.06%
Forest City Enterprises, Inc., Class A	8,726	435,515

Real Estate Investment Trust - 86.42%
AMB Property Corporation	9,700	490,335
Acadia Realty Trust	4,900	115,885
Alexandria Real Estate Equities, Inc.	6,300	558,684
American Campus Communities, Inc.	18,400	457,240
Archstone-Smith Trust	20,800	1,058,096
AvalonBay Communities, Inc.	9,600	1,061,952
BioMed Realty Trust, Inc.	27,743	830,625
Boston Properties, Inc.	9,900	894,960
Brandywine Realty Trust	29,500	949,015
CBL & Associates Properties, Inc.	12,000	467,160
Camden Property Trust	16,900	1,242,995
Colonial Properties Trust	4,600	227,240
Columbia Equity Trust, Inc.	11,700	179,712
Corporate Office Properties Trust	4,800	201,984
Cousins Properties Incorporated	8,600	265,998
Developers Diversified Realty Corporation	22,400	1,168,832
DiamondRock Hospitality Company	3,000	44,430
Duke Realty Corporation	18,900	664,335
Equity Lifestyle Properties, Inc.	6,100	267,363
Equity One, Inc.	6,600	137,940
Equity Residential	38,500	1,722,105
Essex Property Trust, Inc.	2,100	234,486
First Industrial Realty Trust, Inc.	12,800	485,632
First Potomac Realty Trust	5,500	163,845
General Growth Properties, Inc.	29,380	1,323,863
Gramercy Capital Corp.	4,900	126,910
Home Properties, Inc.	7,100	394,121
Host Hotels & Resorts, Inc.	54,468	1,191,215
Innkeepers USA Trust	12,000	207,360
Kilroy Realty Corporation	5,000	361,250
Kimco Realty Corporation	35,700	1,302,693
Kite Realty Group Trust	38,700	603,333
Liberty Property Trust	11,800	521,560
Macerich Company (The)	9,700	680,940
Mack-Cali Realty Corporation	8,800	404,096
Maguire Properties, Inc.	15,600	548,652
Mid-America Apartment Communities, Inc.	4,400	245,300
Mills Corporation (The)	10,200	272,850
Newcastle Investment Corp.	8,900	225,348
NorthStar Realty Finance Corp.	7,600	91,276
Pan Pacific Retail Properties, Inc.	3,600	249,732
Parkway Properties, Inc.	2,600	118,300
ProLogis	50,802	2,647,800
Public Storage, Inc.	13,900	1,055,010
Reckson Associates Realty Corp.	13,400	554,492
Regency Centers Corporation	7,600	472,340
Republic Property Trust	10,600	104,728
SL Green Realty Corp.	4,200	459,774
Simon Property Group, Inc.	29,000	2,405,260
Spirit Finance Corporation	18,600	209,436
Strategic Hotels & Resorts, Inc.	22,800	472,872
Sunstone Hotel Investors, Inc.	19,600	569,576
Trizec Properties, Inc.	26,500	758,960
U-Store-It Trust	17,300	326,278
United Dominion Realty Trust, Inc.	29,500	826,295
Ventas, Inc.	11,800	399,784
Vornado Realty Trust	14,800	1,443,740
Weingarten Realty Investors	3,200	122,496
		35,588,489

TOTAL COMMON STOCKS - 98.27%		$40,468,601

(Cost: $32,691,352)

SHORT-TERM SECURITY - 1.57%	Principal Amount in Thousands

Aircraft
United Technologies Corporation,
5.29%, 7-3-06	$648	$647,810
(Cost: $647,810)

TOTAL INVESTMENT SECURITIES - 99.84%		$41,116,411

(Cost: $33,339,162)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		64,454

NET ASSETS - 100.00%		$41,180,865

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      REAL ESTATE SECURITIES PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $33,339) (Notes 1 and 3)	$41,116
Cash	8
Receivables:
Dividends and interest	142
Investment securities sold	86
Portfolio shares sold	10
Prepaid and other assets	1

Total assets	41,363

LIABILITIES
Payable for investment securities purchased	153
Payable to Portfolio shareholders	20
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	–	*
Other	5

Total liabilities	182

Total net assets	$41,181

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	32,257
Accumulated undistributed income:
Accumulated undistributed net investment income	435
Accumulated undistributed net realized gain on investment transactions	707
Net unrealized appreciation in value of investments	7,777

Net assets applicable to outstanding units of capital	$41,181

Net asset value, redemption and offering price per share	$7.8000

Capital shares outstanding	5,280
Capital shares authorized	50,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      REAL ESTATE SECURITIES PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$667
Interest and amortization	12

Total income	679

Expenses (Note 2):
Accounting services fee	13
Audit fees	13
Custodian fees	6
Investment management fee	163
Legal fees	1
Service fee	45
Shareholder servicing	1
Other	2

Total expenses	244

Net investment income	435

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	596
Realized net gain on foreign currency transactions	–	*

Realized net gain on investments	596
Unrealized appreciation in value of investments during the period	3,045

Net gain on investments	3,641

Net increase in net assets resulting from operations	$4,076

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      REAL ESTATE SECURITIES PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$435	$355
Realized net gain on investments	596	849
Unrealized appreciation	3,045	2,286

Net increase in net assets resulting from operations	4,076	3,490

Distributions to shareholders from (Note 1E): (1)
Net investment income	(–)	(429)
Realized gains on investment transactions	(–)	(750)

	(–)	(1,179)

Capital share transactions (2)	4,587	11,035

Total increase	8,663	13,346
NET ASSETS
Beginning of period	32,518	19,172

End of period	$41,181	$32,518

Undistributed net investment income (loss)	$435	$ (– )*

(1)See "Financial Highlights" on page 201.

(2)Shares issued from sale of shares	845	2,806
Shares issued from reinvestment of dividend and/or capital gains distribution	–	169
Shares redeemed	(236)	(1,246)

Increase in outstanding capital shares	609	1,729

Value issued from sale of shares	$6,343	$18,448
Value issued from reinvestment of dividend and/or capital gains distribution	–	1,179
Value redeemed	(1,756)	(8,592)

Increase in outstanding capital	$4,587	$11,035

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      REAL ESTATE SECURITIES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the fiscal year ended		For the period from 5-27-04(1) through
	6-30-06		12-31-05		12-31-04

Net asset value, beginning of period	$6.9610		$6.5176		$5.0000

Income from investment operations:
Net investment income	0.0824		0.0779		0.0396
Net realized and unrealized gain on investments	0.7566		0.6278		1.5935

Total from investment operations	0.8390		0.7057		1.6331

Less distributions from:
Net investment income	(0.0000)		(0.0954)		(0.0349)
Capital gains	(0.0000)		(0.1669)		(0.0806)

Total distributions	(0.0000)		(0.2623)		(0.1155)

Net asset value, end of period	$7.8000		$6.9610		$6.5176

Total return	12.05%		10.83%		32.66%
Net assets, end of period (in millions)	$41		$33		$19
Ratio of expenses to average net assets including voluntary expense waiver	1.35	%(2)	1.38%		1.21	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	2.39	%(2)	1.26%		2.14	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.35	%(2)(3)	1.38	%(3)	1.55	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	2.39	%(2)(3)	1.26	%(3)	1.80	%(2)
Portfolio turnover rate	16%		48%		53%

(1)Commencement of operations.

(2)Annualized.

(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Science and Technology Portfolio had net assets totaling $349,779,841 invested in a diversified portfolio of:

84.25%	Domestic Common Stocks
12.32%	Foreign Common Stocks
3.43%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Health Care Stocks	$30.14
Technology Stocks	$27.87
Business Equipment and Services Stocks	$22.78
Miscellaneous Stocks	$5.24
Energy Stocks	$4.08
Consumer Nondurables Stocks	$3.89
Cash and Cash Equivalents	$3.43
Consumer Durables Stocks	$2.57

United States	$84.25
Pacific Basin	$7.03
Cash and Cash Equivalents	$3.43
Other North America	$2.57
Europe	$1.71
Other	$1.01

The Investments of Science and Technology Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 14.22%
CBOT Holdings, Inc., Class A*	23,100	$2,762,529
CheckFree Corporation*	224,300	11,125,280
Cogent, Inc.*	161,200	2,422,030
Euronet Worldwide, Inc.*	279,950	10,666,095
Global Cash Access, Inc.*	225,700	3,527,691
Headwaters Incorporated*	84,700	2,164,932
Satyam Computer Services (Shanghai) Co., Ltd.	224,100	7,426,674
Telvent GIT, S.A.*	163,700	2,087,994
VeriFone Holdings, Inc.*	247,500	7,543,800
		49,727,025
Chemicals - Petroleum and Inorganic - 0.53%
Monsanto Company	22,100	1,860,599

Chemicals - Specialty - 0.46%
VeraSun Energy Corporation*	61,400	1,611,136

Communications Equipment - 1.81%
Comtech Telecommunications Corp.*	64,600	1,893,103
Juniper Networks, Inc.*	277,500	4,440,000
		6,333,103
Computers - Peripherals - 9.18%
Aspen Technology, Inc.*	643,700	8,458,218
Lawson Software, Inc.*	401,300	2,726,833
Oracle Corporation*	295,900	4,309,783
Symbol Technologies, Inc.	1,199,304	12,940,490
Synaptics Incorporated*	171,600	3,673,956
		32,109,280
Consumer Electronics - 2.57%
Research In Motion Limited*	129,000	8,997,750

Defense - 2.45%
ESCO Technologies Inc.*	160,600	8,584,070

Electronic Components - 12.81%
Advanced Micro Devices, Inc.*	230,500	5,628,810
Broadcom Corporation, Class A*	58,300	1,752,206
Cypress Semiconductor Corporation*	331,900	4,825,826
MediaTek Incorporation (A)	315,000	2,918,694
Microchip Technology Incorporated	78,400	2,634,632
Micron Technology, Inc.*	211,000	3,177,660
Saifun Semiconductors Ltd.*	123,100	3,523,738
Samsung Electronics Co., Ltd. (A)	16,300	10,359,842
SanDisk Corporation*	53,600	2,737,084
Volterra Semiconductor Corporation*	256,900	3,947,269
Xilinx, Inc.	145,300	3,300,490
		44,806,251
Electronic Instruments - 1.62%
ASML Holding N.V., NY Registery Shares*	191,200	3,865,108
SiRF Technology Holdings, Inc.*	55,900	1,799,700
		5,664,808
Food and Related - 3.89%
Archer Daniels Midland Company	329,700	13,610,016

Health Care - Drugs - 4.84%
Affymetrix, Inc.*	208,800	5,560,344
Genzyme Corporation*	155,400	9,485,616
Nuvelo, Inc.*	114,000	1,892,400
		16,938,360
Health Care - General - 3.43%
Advanced Medical Optics, Inc.*	181,100	9,181,770
FoxHollow Technologies, Inc.*	30,100	822,482
Radiation Therapy Services, Inc.*	34,800	936,642
Volcano Corporation*	118,600	1,073,330
		12,014,224
Hospital Supply and Management - 21.87%
Cerner Corporation*	564,400	20,990,036
HealthSouth Corporation*	890,400	3,419,136
Triad Hospitals, Inc.*	429,400	16,995,652
UnitedHealth Group Incorporated	156,300	6,999,114
WellCare Health Plans, Inc.*	386,400	18,952,920
WellPoint, Inc.*	125,400	9,125,358
		76,482,216
Multiple Industry - 1.68%
Himax Technologies, Inc., ADR*	679,400	3,909,947
Nextest Systems Corporation*	67,000	1,116,890
Technology Investment Capital Corp.	57,651	836,228
		5,863,065
Petroleum - International - 4.08%
Noble Energy, Inc.	304,300	14,259,498

Security and Commodity Brokers - 1.09%
Chicago Mercantile Exchange Holdings Inc.	7,800	3,830,970

Timesharing and Software - 8.56%
Alliance Data Systems Corporation*	441,400	25,963,148
Google Inc., Class A*	9,450	3,962,621
		29,925,769
Utilities - Electric - 0.45%
Plug Power Inc.*	332,600	1,579,850

Utilities - Telephone - 1.03%
ALLTEL Corporation	56,300	3,593,629

TOTAL COMMON STOCKS - 96.57%		$337,791,619

(Cost: $272,996,482)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 1.43%
Banks
Wells Fargo & Company,
5.21%, 7-5-06	$5,000	5,000,000

Commercial Paper
Capital Equipment - 0.25%
Caterpillar Inc.,
5.19%, 7-7-06	886	885,234

Food and Related - 1.58%
Nestle Capital Corp.,
5.1%, 7-6-06	1,263	1,262,106
Sara Lee Corporation,
5.29%, 7-10-06	4,250	4,244,379
		5,506,485
Retail - General Merchandise - 0.33%
Target Corporation,
5.15%, 7-3-06	1,170	1,169,665

Total Commercial Paper - 2.16%		7,561,383

TOTAL SHORT-TERM SECURITIES - 3.59%		$12,561,384

(Cost: $12,561,384)

TOTAL INVESTMENT SECURITIES - 100.16%		$350,353,003

(Cost: $285,557,866)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.16%)		(573,162)

NET ASSETS - 100.00%		$349,779,841

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SCIENCE AND TECHNOLOGY PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $285,558) (Notes 1 and 3)	$350,353
Cash	1
Receivables:
Dividends and interest	30
Portfolio shares sold	20
Prepaid and other assets	5

Total assets	350,409

LIABILITIES
Payable for investment securities purchased	288
Payable to Portfolio shareholders	278
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	8
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	2
Other	42

Total liabilities	629

Total net assets	$349,780

NET ASSETS
$0.001 par value capital stock:
Capital stock	$21
Additional paid-in capital	282,973
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,131)
Accumulated undistributed net realized gain on investment transactions	3,122
Net unrealized appreciation in value of investments	64,795

Net assets applicable to outstanding units of capital	$349,780

Net asset value, redemption and offering price per share	$16.9529

Capital shares outstanding	20,632
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      SCIENCE AND TECHNOLOGY PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$669
Dividends (net of foreign withholding taxes of $21)	340

Total income	1,009

Expenses (Note 2):
Accounting services fee	58
Audit fees	10
Custodian fees	14
Investment management fee	1,543
Legal fees	4
Service fee	454
Shareholder servicing	8
Other	33

Total expenses	2,124

Net investment loss	(1,115)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	12,791
Realized net loss on foreign currency transactions	(2)

Realized net gain on investments	12,789
Unrealized depreciation in value of investments during the period	(10,072)

Net gain on investments	2,717

Net increase in net assets resulting from operations	$1,602

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SCIENCE AND TECHNOLOGY PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(1,115)	$(2,449)
Realized net gain on investments	12,789	50,138
Unrealized appreciation (depreciation)	(10,072)	6,089

Net increase in net assets resulting from operations	1,602	53,778

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(–)
Realized gains on investment transactions	(–)	(–)

	(–)	(–)

Capital share transactions (2)	(12,801)	(14,322)

Total increase (decrease)	(11,199)	39,456
NET ASSETS
Beginning of period	360,979	321,523

End of period	$349,780	$360,979

Undistributed net investment loss	$(1,131)	$(14)

(1)See "Financial Highlights" on page 210.

(2)Shares issued from sale of shares	634	1,490
Shares issued from reinvestment of dividend and/or capital gains distribution	–	–
Shares redeemed	(1,381)	(2,437)

Decrease in outstanding capital shares	(747)	(947)

Value issued from sale of shares	$11,004	$22,453
Value issued from reinvestment of dividend and/or capital gains distribution	–	–
Value redeemed	(23,805)	(36,775)

Decrease in outstanding capital	$(12,801)	$(14,322)

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended	For the fiscal year ended December 31,
	6-30-06	2005		2004	2003	2002	2001

Net asset value, beginning of period	$16.8844		$14.4014	$12.3883	$9.4961	$12.4927	$14.2542

Income (loss) from investment operations:
Net investment income (loss)	(0.0542)		(0.1145)	(0.0751)	(0.0521)	(0.0245)	0.0584
Net realized and unrealized gain (loss) on investments	0.1227		2.5975	2.0882	2.9443	(2.9720)	(1.7571)

Total from investment operations	0.0685		2.4830	2.0131	2.8922	(2.9965)	(1.6987)

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0589)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0039)

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0628)

Net asset value, end of period	$16.9529		$16.8844	$14.4014	$12.3883	$9.4961	$12.4927

Total return	0.40%		17.25%	16.25%	30.46%	-23.99%	-11.91%
Net assets, end of period (in millions)	$350		$361	$322	$268	$195	$267
Ratio of expenses to average net assets	1.17	%(1)	1.17%	1.17%	1.16%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets	-0.61	%(1)	-0.74%	-0.59%	-0.52%	-0.23%	0.47%
Portfolio turnover rate	41%		104%	107%	116%	92%	93%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Small Cap Growth Portfolio had net assets totaling $592,473,854 invested in a diversified portfolio of:

90.73%	Common Stocks
9.27%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Business Equipment and Services Stocks	$22.08
Technology Stocks	$19.54
Health Care Stocks	$17.32
Cash and Cash Equivalents	$9.27
Consumer Services Stocks	$6.74
Energy Stocks	$5.55
Retail Stocks	$4.84
Capital Goods Stocks	$4.61
Miscellaneous Stocks	$3.82
Financial Services Stocks	$3.21
Consumer Nondurables Stocks	$3.02

The Investments of Small Cap Growth Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.77%
UTi Worldwide Inc.	180,900	$4,584,911

Apparel - 1.65%
Volcom, Inc.*	305,200	9,769,452

Business Equipment and Services - 12.02%
CheckFree Corporation*	338,055	16,767,528
Mobile Mini, Inc.*	198,000	5,785,560
Resources Connection, Inc.*	423,964	10,605,459
Strayer Education, Inc.	97,400	9,429,781
Synchronoss Technologies, Inc.*	405,000	3,515,400
Tetra Tech, Inc.*	401,600	7,150,488
VeriFone Holdings, Inc.*	330,800	10,082,784
West Corporation*	164,800	7,908,752
		71,245,752
Capital Equipment - 2.15%
Cameron International Corporation*	127,100	6,071,567
Gardner Denver, Inc.*	173,200	6,668,200
		12,739,767
Communications Equipment - 4.34%
ADTRAN, Inc.	332,050	7,449,542
General Cable Corporation*	342,400	11,984,000
Plantronics, Inc.	281,900	6,260,999
		25,694,541
Computers - Peripherals - 8.15%
Allscripts Healthcare Solutions, Inc.*	456,700	7,983,116
Avid Technology, Inc.*	169,400	5,746,048
Cognex Corporation	331,200	8,612,856
Kronos Incorporated*	204,400	7,376,796
MICROS Systems, Inc.*	294,700	12,868,075
Nautilus Group, Inc. (The)	361,600	5,680,736
		48,267,627
Defense - 2.00%
DRS Technologies, Inc.	242,900	11,841,375

Electronic Instruments - 5.05%
Energy Conversion Devices, Inc.*	122,100	4,454,818
FLIR Systems, Inc.*	459,900	10,538,609
Trimble Navigation Limited*	334,500	14,943,788
		29,937,215
Farm Machinery - 2.46%
A.S.V., Inc.*	326,600	7,521,598
AGCO Corporation*	268,100	7,056,392
		14,577,990
Finance Companies - 3.21%
Financial Federal Corporation	343,575	9,554,821
Nelnet, Inc., Class A*	233,000	9,448,150
		19,002,971
Food and Related - 1.37%
United Natural Foods, Inc.*	245,700	8,108,100

Health Care - Drugs - 1.64%
Martek Biosciences Corporation*	337,124	9,747,940

Health Care - General - 8.56%
American Medical Systems Holdings, Inc.*	324,600	5,398,098
FoxHollow Technologies, Inc.*	334,800	9,148,410
Hologic, Inc.*	202,000	9,978,800
IntraLase Corp.*	472,400	7,917,424
ResMed Inc.*	256,000	12,019,200
Schein (Henry), Inc.*	134,100	6,265,152
		50,727,084
Hospital Supply and Management - 7.12%
Cerner Corporation*	222,212	8,264,064
Emageon Inc.*	683,500	9,975,682
PSS World Medical, Inc.*	522,900	9,247,486
WellCare Health Plans, Inc.*	300,200	14,724,810
		42,212,042
Hotels and Gaming - 4.43%
Scientific Games Corporation, Class A*	422,600	15,048,786
Shuffle Master, Inc.*	341,300	11,172,456
		26,221,242
Motor Vehicle Parts - 0.92%
LKQ Corporation*	285,900	5,434,959

Petroleum - Domestic - 1.25%
Western Gas Resources, Inc.	123,600	7,397,460

Petroleum - International - 1.68%
Newfield Exploration Company*	203,100	9,939,714

Petroleum - Services - 2.62%
Dril-Quip, Inc.*	113,200	9,332,208
Hydril Company*	79,200	6,204,924
		15,537,132
Publishing - 2.31%
Getty Images, Inc.*	215,100	13,661,001

Railroad - 2.13%
Kansas City Southern*	454,800	12,597,960

Restaurants - 1.97%
Panera Bread Company, Class A*	173,500	11,675,683

Retail - Specialty Stores - 2.87%
Guitar Center, Inc.*	184,600	8,202,701
O'Reilly Automotive, Inc.*	282,900	8,820,822
		17,023,523
Timesharing and Software - 10.06%
Bankrate, Inc.*	163,400	6,159,363
Blackboard Inc.*	229,600	6,652,660
CoStar Group, Inc.*	148,100	8,850,456
Digitas Inc.*	757,450	8,801,569
FactSet Research Systems, Inc.	331,725	15,690,592
MicroStrategy Incorporated, Class A*	90,450	8,799,881
Stamps.com Inc.*	166,100	4,627,546
		59,582,067

TOTAL COMMON STOCKS - 90.73%		$537,527,508

(Cost: $450,285,221)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.84%
Banks
Wells Fargo & Company,
5.21%, 7-6-06	$5,000	5,000,000

Commercial Paper
Aircraft - 0.32%
United Technologies Corporation,
5.29%, 7-3-06	1,873	1,872,450

Banks - 0.84%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	5,000	4,997,133

Beverages - 0.73%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	4,354	4,352,742

Capital Equipment - 0.30%
Deere (John) Capital Corporation,
5.4%, 7-5-06	1,748	1,746,951

Finance Companies - 1.68%
Kitty Hawk Funding Corp.,
5.23%, 7-19-06	5,000	4,986,925
PACCAR Financial Corp.,
5.21%, 7-26-06	5,000	4,981,910
		9,968,835
Household - General Products - 0.17%
Colgate-Palmolive Company,
5.2%, 7-20-06	1,000	997,256

Publishing - 1.69%
Gannett Co., Inc.,
5.15%, 7-5-06	10,000	9,994,278

Utilities - Electric - 0.84%
PacifiCorp,
5.17%, 7-7-06	5,000	4,995,692

Utilities - Telephone - 0.85%
BellSouth Corporation,
5.18%, 7-6-06	5,038	5,034,375

Total Commercial Paper - 7.42%		43,959,712

Commercial Paper (backed by irrevocable bank letter of credit) - 0.84%
Food and Related
COFCO Capital Corp. (Rabobank Nederland),
5.26%, 7-20-06	5,000	4,986,119

TOTAL SHORT-TERM SECURITIES - 9.10%		$53,945,831

(Cost: $53,945,831)

TOTAL INVESTMENT SECURITIES - 99.83%		$591,473,339

(Cost: $504,231,052)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		1,000,515

NET ASSETS - 100.00%		$592,473,854

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SMALL CAP GROWTH PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $504,231) (Notes 1 and 3)	$591,473
Cash	3
Receivables:
Investment securities sold	4,747
Dividends and interest	52
Portfolio shares sold	1
Prepaid and other assets	8

Total assets	596,284

LIABILITIES
Payable for investment securities purchased	3,268
Payable to Portfolio shareholders	426
Accrued management fee (Note 2)	14
Accrued accounting services fee (Note 2)	12
Accrued shareholder servicing (Note 2)	5
Accrued service fee (Note 2)	4
Other	81

Total liabilities	3,810

Total net assets	$592,474

NET ASSETS
$0.001 par value capital stock:
Capital stock	$55
Additional paid-in capital	504,859
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,797)
Accumulated undistributed net realized gain on investment transactions	2,115
Net unrealized appreciation in value of securities	87,242

Net assets applicable to outstanding units of capital	$592,474

Net asset value, redemption and offering price per share	$10.6980

Capital shares outstanding	55,382
Capital shares authorized	140,000

See Notes to Financial Statements.

Statement of Operations
      SMALL CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$1,157
Dividends	655

Total income	1,812

Expenses (Note 2):
Accounting services fee	79
Audit fees	15
Custodian fees	12
Investment management fee	2,622
Legal fees	7
Service fee	771
Shareholder servicing	14
Other	67

Total expenses	3,587

Net investment loss	(1,775)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	41,415
Unrealized depreciation in value of investments during the period	(26,987)

Net gain on investments	14,428

Net increase in net assets resulting from operations	$12,653

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SMALL CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(1,775)	$(3,739)
Realized net gain on investments	41,415	93,187
Unrealized depreciation	(26,987)	(17,533)

Net increase in net assets resulting from operations	12,653	71,915

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(–)
Realized gains on investment transactions	(–)	(24,477)

	(–)	(24,477)

Capital share transactions (2)	(26,060)	(30,641)

Total increase (decrease)	(13,407)	16,797
NET ASSETS
Beginning of period	605,881	589,084

End of period	$592,474	$605,881

Undistributed net investment loss	$(1,797)	$(22)

(1)See "Financial Highlights" on page 219.

(2) Shares issued from sale of shares	1,304	2,750
Shares issued from reinvestment of dividend and/or capital gains distribution	–	2,334
Shares redeemed	(3,699)	(8,156)

Decrease in outstanding capital shares	(2,395)	(3,072)

Value issued from sale of shares	$14,402	$27,480
Value issued from reinvestment of dividend and/or capital gains distribution	–	24,477
Value redeemed	(40,462)	(82,598)

Decrease in outstanding capital	$(26,060)	$(30,641)

See Notes to Financial Statements.

Financial Highlights
      SMALL CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.4866		$9.6810	$8.4703	$6.2388	$7.9770	$8.1345

Income (loss) from investment operations:
Net investment loss	(0.0321)		(0.0647)	(0.0741)	(0.0485)	(0.0458)	(0.0103)
Net realized and unrealized gain (loss) on investments	0.2435		1.3116	1.2848	2.2800	(1.6924)	(0.1471)

Total from investment operations	0.2114		1.2469	1.2107	2.2315	(1.7382)	(0.1574)

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)*
Capital gains	(0.0000)		(0.4413)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Total distributions	(0.0000)		(0.4413)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$10.6980		$10.4866	$9.6810	$8.4703	$6.2388	$7.9770

Total return	2.01%		12.88%	14.29%	35.77%	-21.79%	-1.93%
Net assets, end of period (in millions)	$592		$606	$589	$544	$279	$359
Ratio of expenses to average net assets	1.16	%(1)	1.16%	1.17%	1.15%	1.15%	1.14%
Ratio of net investment loss to average net assets	-0.58	%(1)	-0.63%	-0.82%	-0.88%	-0.66%	-0.14%
Portfolio turnover rate	50%		71%	96%	86%	35%	30%

*Not shown due to rounding.

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Small Cap Value Portfolio had net assets totaling $177,384,812 invested in a diversified portfolio of:

96.13%	Common Stocks
3.87%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Financial Services Stocks	$23.06
Business Equipment and Services Stocks	$11.77
Consumer Services Stocks	$8.85
Capital Goods Stocks	$7.84
Retail Stocks	$7.61
Health Care Stocks	$7.52
Consumer Nondurables Stocks	$7.28
Technology Stocks	$6.55
Utilities Stocks	$5.88
Energy Stocks	$4.34
Cash and Cash Equivalents	$3.87
Shelter Stocks	$3.32
Miscellaneous Stocks	$2.11

The Investments of Small Cap Value Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.36%
K&F Industries Holdings, Inc.*	56,800	$1,007,064
Orbital Sciences Corporation*	86,800	1,400,952
		2,408,016
Apparel - 1.70%
Phillips-Van Heusen Corporation	79,000	3,014,640

Banks - 10.82%
Boston Private Financial Holdings, Inc.	88,300	2,460,921
Cathay General Bancorp	43,400	1,579,977
Central Pacific Financial Corp.	46,500	1,799,550
First Midwest Bancorp, Inc.	74,400	2,758,380
First Niagara Financial Group, Inc.	89,100	1,249,628
Taylor Capital Group, Inc.	61,500	2,578,388
Trustmark Corporation	55,800	1,727,010
Umpqua Holdings Corporation	60,400	1,548,354
Westamerica Bancorporation	24,800	1,211,728
Wintrust Financial Corporation	44,900	2,288,328
		19,202,264
Broadcasting - 0.50%
Outdoor Channel Holdings, Inc.*	83,800	880,738

Business Equipment and Services - 8.53%
Brink's Company (The)	105,400	5,945,614
CACI International Inc*	31,500	1,837,395
Education Realty Trust, Inc.	63,500	1,057,275
PRA International*	46,486	1,036,173
Waste Connections, Inc.*	70,000	2,548,000
Watson Wyatt & Company Holdings, Inc., Class A	77,000	2,705,780
		15,130,237
Capital Equipment - 3.50%
CARBO Ceramics Inc.	20,700	1,016,991
Goodman Global, Inc.*	74,900	1,136,982
Nordson Corporation	23,200	1,146,196
Warnaco Group, Inc. (The)*	98,600	1,831,002
Watts Water Technologies, Inc., Class A	31,900	1,070,245
		6,201,416
Coal - 1.94%
Foundation Coal Holdings, Inc.	20,200	947,986
Massey Energy Company	69,311	2,495,196
		3,443,182
Communications Equipment - 1.72%
Andrew Corporation*	92,500	849,612
Polycom, Inc.*	100,500	2,202,458
		3,052,070
Computers - Peripherals - 2.45%
Electronics for Imaging, Inc.*	82,100	1,710,553
Imation Corp.	64,100	2,631,305
		4,341,858
Construction Materials - 2.15%
Walter Industries, Inc.	66,200	3,816,430

Containers - 3.06%
AptarGroup, Inc.	35,100	1,741,311
Jarden Corporation*	77,750	2,367,488
Silgan Holdings Inc.	35,800	1,326,927
		5,435,726
Defense - 0.06%
Hexcel Corporation*	6,995	109,891

Electronic Components - 0.51%
PMC-Sierra, Inc.*	100,400	905,106

Electronic Instruments - 0.45%
Progressive Gaming International Corporation*	102,800	796,186

Finance Companies - 2.11%
Hanover Insurance Group, Inc. (The)	79,000	3,749,340

Food and Related - 2.52%
Chiquita Brands International Inc.	108,500	1,495,130
Hain Celestial Group, Inc. (The)*	115,200	2,969,280
		4,464,410
Forest and Paper Products - 0.98%
OfficeMax Incorporated	42,700	1,740,025

Health Care - Drugs - 1.75%
Andrx Corporation*	108,500	2,517,200
Valeant Pharmaceuticals International	34,300	580,356
		3,097,556
Health Care - General - 3.45%
DJO Incorporated*	114,200	4,205,986
PolyMedica Corporation	5,400	193,752
Radiation Therapy Services, Inc.*	63,689	1,714,189
		6,113,927
Hospital Supply and Management - 2.32%
AmSurg Corp.*	62,800	1,428,072
Magellan Health Services, Inc.*	59,200	2,685,016
		4,113,088
Hotels and Gaming - 4.67%
Gaylord Entertainment Company*	81,600	3,561,024
Orient-Express Hotels Ltd.	62,400	2,423,616
Vail Resorts, Inc.*	62,200	2,307,620
		8,292,260
Insurance - Property and Casualty - 2.55%
Aspen Insurance Holdings Limited	120,900	2,815,761
Platinum Underwriters Holdings, Ltd.	61,000	1,706,780
		4,522,541
Leisure Time Industry - 1.81%
Marvel Entertainment, Inc.*	71,800	1,436,000
RC2 Corporation*	46,000	1,773,990
		3,209,990
Motion Pictures - 1.21%
Regal Entertainment Group	105,400	2,141,728

Motor Vehicle Parts - 1.52%
Copart, Inc.*	63,200	1,553,772
Directed Electronics, Inc.*	88,238	1,152,388
		2,706,160
Non-Residential Construction - 2.19%
Washington Group International, Inc.	72,800	3,881,332

Petroleum - Domestic - 2.40%
Comstock Resources, Inc.*	66,600	1,988,676
Goodrich Petroleum Corporation*	36,666	1,040,948
Whiting Petroleum Corporation*	29,491	1,234,788
		4,264,412
Publishing - 0.66%
Scholastic Corporation*	44,900	1,167,625

Real Estate Investment Trust - 2.34%
Corporate Office Properties Trust	33,800	1,422,304
Innkeepers USA Trust	68,800	1,188,864
Strategic Hotels & Resorts, Inc.	74,200	1,538,908
		4,150,076
Restaurants - 1.65%
Landry's Restaurants, Inc.	57,900	1,878,855
Ryans Restaurant Group, Inc.*	88,200	1,046,493
		2,925,348
Retail - General Merchandise - 2.62%
BJ's Wholesale Club, Inc.*	56,800	1,610,280
Saks Incorporated	76,200	1,232,154
Stage Stores, Inc.	54,750	1,806,750
		4,649,184
Retail - Specialty Stores - 3.34%
Finish Line, Inc. (The), Class A	69,500	823,227
PETCO Animal Supplies, Inc.*	91,500	1,868,888
Regis Corporation	55,800	1,987,038
Talbots, Inc. (The)	67,937	1,253,438
		5,932,591
Savings and Loans - 2.76%
Harbor Florida Bancshares, Inc.	6,300	234,076
Sterling Financial Corporation	114,450	3,486,719
WSFS Financial Corporation	19,089	1,174,737
		4,895,532
Security and Commodity Brokers - 4.82%
National Financial Partners Corp.	66,500	2,946,615
Piper Jaffray Companies*	91,400	5,594,594
		8,541,209
Timesharing and Software - 3.24%
BISYS Group, Inc. (The)*	132,200	1,811,140
FileNet Corporation*	43,900	1,182,886
Per-Se Technologies, Inc.*	109,500	2,757,758
		5,751,784
Trucking and Shipping - 0.59%
American Commercial Lines Inc.*	17,100	1,040,791

Utilities - Electric - 5.88%
Black Hills Corporation	71,300	2,447,729
El Paso Electric Company*	99,700	2,009,952
ITC Holdings Corp.	57,300	1,523,034
NorthWestern Corporation	25,900	886,428
PNM Resources, Inc.	79,600	1,986,816
Pike Electric Corporation*	81,600	1,571,616
		10,425,575

TOTAL COMMON STOCKS - 96.13%		$170,514,244

(Cost: $162,495,631)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 1.07%
United Technologies Corporation,
5.29%, 7-3-06	$1,901	1,900,441

Beverages - 2.79%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	4,960	4,958,567

TOTAL SHORT-TERM SECURITIES - 3.86%		$6,859,008

(Cost: $6,859,008)

TOTAL INVESTMENT SECURITIES - 99.99%		$177,373,252

(Cost: $169,354,639)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%		11,560

NET ASSETS - 100.00%		$177,384,812

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SMALL CAP VALUE PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $169,355) (Notes 1 and 3)	$177,373
Cash	1
Receivables:
Investment securities sold	2,432
Dividends and interest	107
Portfolio shares sold	22
Prepaid and other assets	3

Total assets	179,938

LIABILITIES
Payable for investment securities purchased	2,411
Payable to Portfolio shareholders	112
Accrued accounting services fee (Note 2)	5
Accrued management fee (Note 2)	4
Accrued shareholder servicing (Note 2)	2
Accrued service fee (Note 2)	1
Other	18

Total liabilities	2,553

Total net assets	$177,385

NET ASSETS
$0.001 par value capital stock:
Capital stock	$12
Additional paid-in capital	156,890
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(2)
Accumulated undistributed net realized gain on investment transactions	12,466
Net unrealized appreciation in value of investments	8,019

Net assets applicable to outstanding units of capital	$177,385

Net asset value, redemption and offering price per share	$15.4105

Capital shares outstanding	11,511
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      SMALL CAP VALUE PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$850
Interest and amortization	173

Total income	1,023

Expenses (Note 2):
Accounting services fee	33
Audit fees	11
Custodian fees	7
Investment management fee	746
Legal fees	2
Service fee	219
Shareholder servicing	4
Other	15

Total expenses	1,037

Net investment loss	(14)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	12,563
Unrealized depreciation in value of investments during the period	(3,592)

Net gain on investments	8,971

Net increase in net assets resulting from operations	$8,957

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SMALL CAP VALUE PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$(14)	$13
Realized net gain on investments	12,563	24,167
Unrealized depreciation	(3,592)	(17,502)

Net increase in net assets resulting from operations	8,957	6,678

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(–)
Realized gains on investment transactions	(–)	(25,297)

	(–)	(25,297)

Capital share transactions (2)	8,444	46,972

Total increase	17,401	28,353
NET ASSETS
Beginning of period	159,984	131,631

End of period	$177,385	$159,984

Undistributed net investment income (loss)	$(2)	$12

(1)See "Financial Highlights" on page 229.

(2) Shares issued from sale of shares	1,312	2,073
Shares issued from reinvestment of dividend and/or capital gains distribution	–	1,735
Shares redeemed	(772)	(751)

Increase in outstanding capital shares	540	3,057

Value issued from sale of shares	$20,304	$34,181
Value issued from reinvestment of dividend and/or capital gains distribution	–	25,297
Value redeemed	(11,860)	(12,506)

Increase in outstanding capital	$8,444	$46,972

See Notes to Financial Statements.

Financial Highlights
      SMALL CAP VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-06		2005	2004		2003		2002	2001

Net asset value, beginning of period	$14.5826		$16.6329		$15.2013		$10.2000	$12.7000	$11.6000

Income (loss) from investment operations:
Net investment income (loss)	(0.0012)		0.0012		(0.0569)		(0.0364)	0.0000	0.0000
Net realized and unrealized gain (loss) on investments	0.8291		0.6886		2.3402		5.0377	(2.5000)	1.8000

Total from investment operations	0.8279		0.6898		2.2833		5.0013	(2.5000)	1.8000

Less distributions from:
Net investment income	(0.0000)		(0.0000)		(0.0000)		(0.0000)	(0.0000)	(0.6000)
Capital gains	(0.0000)		(2.7401)		(0.8517)		(0.0000)	(0.0000)	(0.1000)

Total distributions	(0.0000)		(2.7401)		(0.8517)		(0.0000)	(0.0000)	(0.7000)

Net asset value, end of period	$15.4105		$14.5826		$16.6329		$15.2013	$10.2000	$12.7000

Total return	5.67%		4.15%		15.02%		49.48%	-19.98%	15.59%
Net assets, end of period (in millions)	$177		$160		$132		$96	$55	$41
Ratio of expenses to average net assets including voluntary expense waiver	1.18	%(1)	1.20%		1.23%		1.15%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.02	%(1)	0.01%		-0.43%		-0.34%	-0.43%	-0.16%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.18	%(1)(2)	1.20	%(2)	1.23	%(2)	1.19%	1.17%	1.22%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.02	%(1)(2)	0.01	%(2)	-0.43	%(2)	-0.38%	-0.50%	-0.28%
Portfolio turnover rate	77%		166%		32%		51%	39%	23%

(1)Annualized.

(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2006, W&R Target Value Portfolio had net assets totaling $337,982,649 invested in a diversified portfolio of:

98.32%	Common Stocks
1.46%	Cash and Cash Equivalents
0.22%	Preferred Stock

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Financial Services Stocks	$34.93
Energy Stocks	$14.89
Technology Stocks	$9.78
Utilities Stocks	$7.20
Health Care Stocks	$6.31
Miscellaneous Stocks	$5.20
Retail Stocks	$4.94
Multi-Industry Stocks	$4.37
Consumer Nondurables Stocks	$3.49
Raw Materials Stocks	$2.89
Consumer Services Stocks	$2.28
Transportation Stocks	$2.04
Cash and Cash Equivalents	$1.46
Preferred Stock	$0.22

The Investments of Value Portfolio
June 30, 2006		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.00%
Lockheed Martin Corporation	47,000	$3,371,780

Banks - 12.45%
Bank of America Corporation	331,400	15,940,340
Citigroup Inc. (A)	234,006	11,288,450
National City Corporation	170,900	6,184,871
Wachovia Corporation	87,600	4,737,408
Wells Fargo & Company	58,500	3,924,180
		42,075,249
Beverages - 2.17%
Diageo plc, ADR	60,500	4,086,775
Molson Coors Brewing Company, Class B (A)	48,100	3,265,028
		7,351,803
Business Equipment and Services - 0.79%
Waste Management, Inc.	74,500	2,673,060

Capital Equipment - 1.06%
Illinois Tool Works Inc.	75,200	3,572,000

Chemicals - Petroleum and Inorganic - 0.99%
du Pont (E.I.) de Nemours and Company	80,800	3,361,280

Chemicals - Specialty - 0.73%
Air Products and Chemicals, Inc.	38,600	2,467,312

Communications Equipment - 1.19%
Avaya Inc.*	140,700	1,606,794
Cisco Systems, Inc. (A)*	123,800	2,417,195
		4,023,989
Computers - Main and Mini - 4.62%
Hewlett-Packard Company (A)	392,900	12,447,072
Xerox Corporation*	229,100	3,186,781
		15,633,853
Computers - Peripherals - 1.55%
Adobe Systems Incorporated (A)*	89,400	2,719,101
MICROS Systems, Inc.*	57,800	2,523,837
		5,242,938
Defense - 1.42%
General Dynamics Corporation	73,500	4,811,310

Finance Companies - 4.54%
Fannie Mae	119,400	5,743,140
Freddie Mac	112,600	6,419,326
Nelnet, Inc., Class A*	78,700	3,191,285
		15,353,751
Food and Related - 1.32%
General Mills, Inc.	86,100	4,447,926

Furniture and Furnishings - 0.91%
Masco Corporation	103,900	3,079,596

Health Care - Drugs - 2.76%
AmerisourceBergen Corporation	68,500	2,871,520
Pfizer Inc.	275,000	6,454,250
		9,325,770
Health Care - General - 2.31%
Boston Scientific Corporation (A)*	160,900	2,709,556
Da Vita Inc.*	69,300	3,444,210
Wyeth	36,900	1,638,729
		7,792,495
Hospital Supply and Management - 1.24%
Aetna Inc.	105,300	4,204,629

Insurance - Life - 3.69%
UnumProvident Corporation	687,700	12,468,001

Insurance - Property and Casualty - 5.37%
American International Group, Inc.	60,500	3,572,525
Assurant, Inc.	116,200	5,624,080
Everest Re Group, Ltd. (A)	39,600	3,428,172
St. Paul Companies, Inc. (The)	123,601	5,510,133
		18,134,910
Leisure Time Industry - 1.24%
Cendant Corporation	256,300	4,175,127

Metal Fabrication - 0.49%
Loews Corporation, Carolina Group	32,000	1,643,840

Mining - 1.17%
Falconbridge Limited	75,100	3,969,035

Motion Pictures - 1.04%
News Corporation Limited, Class A	183,300	3,515,694

Motor Vehicle Parts - 0.92%
American Axle & Manufacturing Holdings, Inc. (A)	181,500	3,105,465

Multiple Industry - 4.37%
Altria Group, Inc.	117,600	8,635,368
Genworth Financial, Inc.	122,300	4,260,932
Mirant Corporation*	70,400	1,886,720
		14,783,020
Petroleum - International - 13.92%
Anadarko Petroleum Corporation	91,600	4,368,404
ChevronTexaco Corporation	126,700	7,863,002
ConocoPhillips	162,200	10,628,966
Devon Energy Corporation	85,500	5,165,055
Exxon Mobil Corporation	310,104	19,024,880
		47,050,307
Petroleum - Services - 0.97%
BJ Services Company	87,700	3,267,702

Railroad - 2.04%
Union Pacific Corporation	74,100	6,888,336

Real Estate Investment Trust - 1.03%
Duke Realty Corporation	98,600	3,465,790

Restaurants - 1.77%
McDonald's Corporation	177,600	5,967,360

Retail - General Merchandise - 3.17%
Dollar General Corporation	217,100	3,035,058
Family Dollar Stores, Inc.	136,500	3,334,695
J. C. Penney Company, Inc.	64,400	4,347,644
		10,717,397
Security and Commodity Brokers - 8.88%
Bear Stearns Companies Inc. (The)	32,400	4,538,592
CIT Group Inc.	74,000	3,869,460
Merrill Lynch & Co., Inc.	88,400	6,149,104
Morgan (J.P.) Chase & Co.	283,188	11,893,896
Morgan Stanley	56,600	3,577,686
		30,028,738
Utilities - Electric - 4.07%
Energy East Corporation	141,700	3,390,881
Exelon Corporation	58,700	3,335,921
NRG Energy, Inc.*	69,000	3,324,420
PPL Corporation	114,200	3,688,660
		13,739,882
Utilities - Telephone - 3.13%
AT&T Inc.	155,400	4,334,106
Embarq Corporation*	6,075	249,014
Sprint Nextel Corporation	121,500	2,428,785
Verizon Communications Inc.*	106,500	3,566,685
		10,578,590

TOTAL COMMON STOCKS - 98.32%		$332,287,935

(Cost: $292,134,135)

PREFERRED STOCK - 0.22%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible*	8	$741,576
(Cost: $800,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.57%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$1,927	1,926,443

Food and Related - 0.59%
Sara Lee Corporation,
5.29%, 7-10-06	2,000	1,997,355

Retail - General Merchandise - 0.59%
Target Corporation,
5.15%, 7-3-06	2,002	2,001,427

TOTAL SHORT-TERM SECURITIES - 1.75%		$5,925,225

(Cost: $5,925,225)

TOTAL INVESTMENT SECURITIES - 100.29%		$338,954,736

(Cost: $298,859,360)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.29%)		(972,087)

NET ASSETS - 100.00%		$337,982,649

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts
*No income dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written options outstanding at June 30, 2006. (See Note 5 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cisco Systems, Inc.	494	July/22.5	$14,326	$2,470
Hewlett-Packard Company	490	August/37.5	25,969	9,800

			$40,295	$12,270

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	418	July/30	$16,368	$22,990
American Axle & Manufacturing Holdings, Inc.	1,081	July/15	100,249	32,430
Boston Scientific Corporation	460	August/17.5	28,979	57,500
Citigroup Inc.	445	July/35	39,159	67,863
Everest Re Group, Ltd.	151	July/90	31,256	53,605
Molson Coors Brewing Company, Class B	252	July/65	19,348	7,560

			$235,359	$241,948

Statement of Assets and Liabilities
      VALUE PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $298,859) (Notes 1 and 3)	$338,955
Cash	1
Receivables:
Investment securities sold	1,243
Dividends and interest	222
Portfolio shares sold	1
Prepaid and other assets	5

Total assets	340,427

LIABILITIES
Payable for investment securities purchased	1,834
Payable to Portfolio shareholders	302
Outstanding written options - at value (premium received - $276) (Note 5)	254
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	7
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	2
Other	34

Total liabilities	2,444

Total net assets	$337,983

NET ASSETS
$0.001 par value capital stock:
Capital stock	$54
Additional paid-in capital	286,939
Accumulated undistributed income:
Accumulated undistributed net investment income	1,678
Accumulated undistributed net realized gain on investment transactions	9,195
Net unrealized appreciation in value of investments	40,117

Net assets applicable to outstanding units of capital	$337,983

Net asset value, redemption and offering price per share	$6.2420

Capital shares outstanding	54,147
Capital shares authorized	120,000

See Notes to Financial Statements.

Statement of Operations
      VALUE PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                     (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$3,333
Interest and amortization	122

Total income	3,455

Expenses (Note 2):
Accounting services fee	54
Audit fees	15
Custodian fees	12
Investment management fee	1,214
Legal fees	4
Service fee	434
Shareholder servicing	8
Other	29

Total expenses	1,770

Net investment income	1,685

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	9,112
Realized net gain on written options	482

Realized net gain on investments	9,594

Unrealized depreciation in value of securities during the period	(1,158)
Unrealized appreciation in value of written options during the period	6

Unrealized depreciation in value of investments during the period	(1,152)

Net gain on investments	8,442

Net increase in net assets resulting from operations	$10,127

See Notes to Financial Statements.

Statement of Changes in Net Assets
      VALUE PORTFOLIO
      (In Thousands)                                                                                                     (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,685	$4,990
Realized net gain on investments	9,594	23,961
Unrealized depreciation	(1,152)	(13,690)

Net increase in net assets resulting from operations	10,127	15,261

Dividends to shareholders from (Note 1E): (1)
Net investment income	(–)	(4,982)
Realized gains on investment transactions	(–)	(18,254)

	(–)	(23,236)

Capital share transactions (2)	(25,199)	20,678

Total increase (decrease)	(15,072)	12,703
NET ASSETS
Beginning of period	353,055	340,352

End of period	$337,983	$353,055

Undistributed net investment income (loss)	$1,678	$(7)

(1)See "Financial Highlights" on page 239.

(2)Shares issued from sale of shares	1,687	5,885
Shares issued from reinvestment of dividend and/or capital gains distribution	–	3,828
Shares redeemed	(5,703)	(6,247)

Increase (decrease) in outstanding capital shares	(4,016)	3,466

Value issued from sale of shares	$10,529	$37,102
Value issued from reinvestment of dividend and/or capital gains distribution	–	23,236
Value redeemed	(35,728)	(39,660)

Increase (decrease) in outstanding capital	(25,199)	$20,678

See Notes to Financial Statements.

Financial Highlights
      VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                      (Unaudited)

For the six months ended	For the fiscal year ended December 31,	For the period from 5-1-01(1) through
6-30-06	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$6.0701	$6.2226	$5.4790	$4.4016	$5.0815	$5.0000

Income (loss) from investment operations:
Net investment income	0.0311	0.0918	0.0619	0.0279	0.0348	0.0198
Net realized and unrealized gain (loss) on investments	0.1408	0.1831	0.7437	1.0774	(0.6799)	0.0815

Total from investment operations	0.1719	0.2749	0.8056	1.1053	(0.6451)	0.1013

Less distributions from:
Net investment income	(0.0000)	(0.0916)	(0.0620)	(0.0279)	(0.0348)	(0.0198)
Capital gains	(0.0000)	(0.3358)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.4274)	(0.0620)	(0.0279)	(0.0348)	(0.0198)

Net asset value, end of period	$6.2420	$6.0701	$6.2226	$5.4790	$4.4016	$5.0815

Total return	2.83%	4.42%	14.70%	25.11%	-12.70%	2.03%
Net assets, end of period (in millions)	$338	$353	$340	$269	$75	$44
Ratio of expenses to average net assets including voluntary expense waiver	1.02	%(2)	1.02%	1.03%	1.02%	1.04%	0.84	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.97	%(2)	1.42%	1.13%	1.06%	0.92%	1.39	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.02	%(2)(3)	1.02	%(3)	1.03	%(3)	1.02	%(3)	1.04	%(3)	1.07	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.97	%(2)(3)	1.42	%(3)	1.13	%(3)	1.06	%(3)	0.92	%(3)	1.16	%(2)
Portfolio turnover rate	48%	40%	78%	97%	96%	11%

(1)Commencement of operations.

(2)Annualized.

(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      June 30, 2006                                                                                     (Unaudited)

NOTE 1 - Significant Accounting Policies

W&R Target Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is divided into the twenty-one classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Core Equity Portfolio, the Dividend Income Portfolio, the Energy Portfolio, the Global Natural Resources Portfolio, the Growth Portfolio, the High Income Portfolio, the International Growth Portfolio (formerly, International Portfolio), the International Value Portfolio (formerly, International II Portfolio), the Limited-Term Bond Portfolio, the Micro Cap Growth Portfolio, the Mid Cap Growth Portfolio, the Money Market Portfolio, the Mortgage Securities Portfolio, the Real Estate Securities Portfolio, the Science and Technology Portfolio, the Small Cap Growth Portfolio, the Small Cap Value Portfolio and the Value Portfolio. The assets belonging to each Portfolio are held separately by the custodian. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
F. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.
G. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the Contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. A Portfolio uses Forward Contracts to attempt to reduce the overall risk of its investments or to enhance returns.
H. Recently Issued Accounting Standard - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact on the Fund's financial statements, if any, is currently being assessed.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:

Portfolio	Net Asset Breakpoints	Annual Rate

Asset Strategy Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Bond Portfolio	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Core Equity Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Dividend Income Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Energy Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Global Natural Resources Portfolio	Up to $500 Million	1.000%
	Over $500 Million up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

High Income Portfolio	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%

International Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

International Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Limited-Term Bond Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Micro Cap Growth Portfolio	Up to $1 Billion	0.950%
	Over $1 Billion up to $2 Billion	0.930%
	Over $2 Billion up to $3 Billion	0.900%
	Over $3 Billion	0.860%

Mid Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Money Market Portfolio	All Net Assets	0.400%

Mortgage Securities Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Real Estate Securities Portfolio	Up to $1 Billion	0.900%
	Over $1 Billion up to $2 Billion	0.870%
	Over $2 Billion up to $3 Billion	0.840%
	Over $3 Billion	0.800%

Science and Technology Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

WRIMCO has agreed to waive a Portfolio's investment management fee on any Portfolio that is not sub-advised on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. During the six-month period ended June 30, 2006, WRIMCO voluntarily waived investment management fees as shown in the following table (in thousands):

Energy Portfolio	$4
Mid Cap Growth Portfolio	81

Advantus Capital Management, Inc. serves as subadvisor to Mortgage Securities Portfolio and Real Estate Securities Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.30% and 0.55% of the respective Portfolio's average net assets.

Mackenzie Financial Corporation (MFC) serves as subadvisor to Global Natural Resources Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table:

Net Asset Breakpoints	Annual Rate

Up to $500 Million	0.500%
Over $500 Million and up to $1 Billion	0.425%
Over $1 Billion and up to $2 Billion	0.415%
Over $2 Billion and up to $3 Billion	0.400%
Over $3 Billion	0.380%

State Street Research & Management Company (SSRM) served as subadvisor to Small Cap Value Portfolio pursuant to an agreement with WRIMCO and received a fee that was equal to, on an annual basis, 0.50% of the Portfolio's average net assets. Effective January 31, 2005, the Portfolio's subadvisor changed from SSRM to BlackRock Financial Management, Inc. (BlackRock) as a result of BlackRock's acquisition of SSRM from MetLife, Inc. The shareholders approved BlackRock as the Portfolio's subadvisor at a shareholder meeting held on January 20, 2005. BlackRock receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

Templeton Investment Counsel, LLC serves as subadvisor to International Value Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table:

Net Asset Breakpoints	Annual Rate

On the first $100 Million	0.50%
On the next $100 Million	0.35%
On the next $250 Million	0.30%
On all assets exceeding $450 Million	0.25%

Wall Street Associates serves as subadvisor to Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

Each Portfolio also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors' regular compensation of $144,193, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

The Fund has a Transfer Agency Agreement with WRSCO. For shareholder servicing provided under the agreement, the Fund reimburses WRSCO for certain out-of-pocket costs.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-months ended June 30, 2006 are summarized as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$236,985,234	$83,096,844	$33,938,961
Purchases of U.S. government obligations	1,535,041	–	29,068,579
Purchases of short-term securities	1,269,588,686	1,221,449,506	372,310,016
Purchases of bullion	19,606,813	–	–
Purchases of options	–	–	–
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	325,653,371	128,013,782	32,333,520
Proceeds from maturities and sales of U.S. government obligations	1,426,217	1,615,871	31,105,631
Proceeds from maturities and sales of short-term securities	1,151,773,007	1,211,649,674	372,820,573
Proceeds from bullion	5,436,454	–	–
Proceeds from options	1,564	–	–

	Core Equity Portfolio	Dividend Income Portfolio	Energy Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$241,843,499	$12,545,309	$4,072,671
Purchases of U.S. government obligations	–	–	–
Purchases of short-term securities	1,880,150,130	427,956,905	37,580,256
Purchases of options	4,148,320	–	–
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	274,543,187	3,122,613	90,101
Proceeds from maturities and sales of U.S. government obligations	–	–	–
Proceeds from maturities and sales of short-term securities	1,886,120,151	427,391,000	37,083,000
Proceeds from options	4,837,568	–	–

	Global Natural Resources Portfolio	Growth Portfolio	High Income Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$52,833,984	$438,101,102	$56,919,055
Purchases of U.S. government obligations	–	–	–
Purchases of short-term securities	389,248,701	887,298,119	475,333,389
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	25,484,372	502,579,471	63,045,405
Proceeds from maturities and sales of U.S. government obligations	–	–	–
Proceeds from maturities and sales of short-term securities	388,224,441	890,863,051	465,252,706

	International Growth Portfolio	International Value Portfolio	Limited-Term Bond Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$100,079,084	$79,856,959	$4,754,572
Purchases of U.S. government obligations	–	–	5,969,530
Purchases of short-term securities	544,568,463	894,263,002	287,310,059
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	104,483,660	80,193,725	9,144,230
Proceeds from maturities and sales of U.S. government obligations	–	–	1,534,847
Proceeds from maturities and sales of short-term securities	536,484,000	895,860,340	289,031,601

	Micro Cap Growth Portfolio	Mid Cap Growth Portfolio	Mortgage Securities Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$21,193,871	$12,554,623	$3,879,721
Purchases of U.S. government obligations	–	–	19,262,942
Purchases of short-term ssecurities	274,731,034	238,420,935	231,853,246
Purchases of options	–	44,843	–
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	17,495,545	1,473,497	2,690,866
Proceeds from maturities and sales of U.S. government obligations	–	–	20,977,363
Proceeds from maturities and sales of short-term securities	274,007,000	237,324,000	230,215,000
Proceeds from options	–	49,430	–

	Real Estate Securities Portfolio	Science and Technology Portfolio	Small Cap Growth Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$11,518,397	$138,685,676	$287,038,537
Purchases of U.S. government obligations	–	–	–
Purchases of short-term securities	67,115,306	1,149,016,261	1,757,580,284
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	5,682,722	146,531,293	318,890,729
Proceeds from maturities and sales of U.S. government obligations	–	–	–
Proceeds from maturities and sales of short-term securities	67,682,000	1,156,341,676	1,756,774,769

	Small Cap Value Portfolio	Value Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$137,438,766	164,254,817
Purchases of U.S. government obligations	–	–
Purchases of short-term securities	515,859,263	457,433,972
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	130,884,262	181,093,653
Proceeds from maturities and sales of U.S. government obligations	–	–
Proceeds from maturities and sales of short-term securities	516,444,244	462,283,018

For Federal income tax purposes, cost of investments owned at June 30, 2006 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Asset Strategy Portfolio	$444,152,958	$82,429,333	$3,661,974	$78,767,359
Balanced Portfolio	483,995,052	90,761,916	12,730,939	78,030,977
Bond Portfolio	208,353,685	1,448,119	6,570,801	(5,122,682)
Core Equity Portfolio	584,230,699	169,134,981	11,299,465	157,835,516
Dividend Income Portfolio	50,198,127	8,636,785	593,115	8,043,670
Energy Portfolio	4,486,217	56,445	140,425	(83,980)
Global Natural Resources Portfolio	61,845,153	7,808,215	736,412	7,071,803
Growth Portfolio	986,407,834	230,818,712	12,148,884	218,669,828
High Income Portfolio	187,904,188	4,237,731	5,397,272	(1,159,541)
International Growth Portfolio	179,001,681	46,309,087	3,565,537	42,743,550
International Value Portfolio	389,795,113	119,452,606	10,278,894	109,173,712
Limited-Term Bond Portfolio	73,173,628	53,455	1,771,818	(1,718,363)
Micro Cap Growth Portfolio	50,274,569	13,175,913	5,458,666	7,717,247
Mid Cap Growth Portfolio	24,822,988	1,772,526	896,944	875,582
Money Market Portfolio	58,942,623	–	–	–
Mortgage Securities Portfolio	30,957,117	4,163	815,270	(811,107)
Real Estate Securities Portfolio	33,380,705	8,048,495	312,789	7,735,706
Science and Technology Portfolio	285,557,866	81,849,961	17,054,824	64,795,137
Small Cap Growth Portfolio	504,630,698	110,946,743	24,104,102	86,842,641
Small Cap Value Portfolio	169,434,018	13,463,301	5,524,067	7,939,234
Value Portfolio	299,196,780	49,204,134	9,446,178	39,757,956

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2005 and the related Capital Loss Carryover and Post-October activity were as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Net ordinary income	$14,321,483	$7,219,427	$9,357,354
Distributed ordinary income	14,908,717	7,229,038	9,385,634
Undistributed ordinary income	99,018	–	186
Realized long-term capital gains	15,334,382	794,570	1,034,993
Distributed long-term capital gains	15,443,997	149	996,721
Undistributed long-term capital gains	–	794,421	63,796
Capital loss carryover	–	–	–
Post-October losses deferred	–	293,113	63,784

	Core Equity Portfolio	Dividend Income Portfolio	Global Natural Resources Portfolio

Net ordinary income	$2,339,945	$451,572	$239,835
Distributed ordinary income	2,367,479	451,585	153,535
Undistributed ordinary income	266	–	86,299
Realized long-term capital gains	–	–	–
Distributed long-term capital gains	–	–	–
Undistributed long-term capital gains	–	–	–
Capital loss carryover	–	73,283	–
Post-October losses deferred	–	81,188	41,013

	Growth Portfolio	High Income Portfolio	International Growth Portfolio

Net ordinary income	$–	$13,888,720	$3,059,358
Distributed ordinary income	35,601	13,923,207	4,116,909
Undistributed ordinary income	–	58	34
Realized long-term capital gains	–	–	–
Distributed long-term capital gains	–	–	–
Undistributed long-term capital gains	–	–	–
Capital loss carryover	–	–	–
Post-October losses deferred	–	–	–

	International Value Portfolio	Limited- Term Bond Portfolio	Micro Cap Growth Portfolio

Net ordinary income	$9,216,247	$2,422,670	$–
Distributed ordinary income	11,551,066	2,424,127	–
Undistributed ordinary income	–	61	–
Realized long-term capital gains	34,089,487	–	–
Distributed long-term capital gains	34,860,192	–	–
Undistributed long-term capital gains	–	–	–
Capital loss carryover	–	118,406	–
Post-October losses deferred	–	3,742	–

	Mid Cap Growth Portfolio	Money Market Portfolio	Mortgage Securities Portfolio

Net ordinary income	$24,103	$1,255,200	$1,089,650
Distributed ordinary income	–	1,254,064	1,089,650
Undistributed ordinary income	24,103	4,048	–
Realized long-term capital gains	–	–	–
Distributed long-term capital gains	–	–	–
Undistributed long-term capital gains	–	–	–
Capital loss carryover	–	–	95,073
Post-October losses deferred	12,963	–	70,082

	Real Estate Securities Portfolio	Science and Technology Portfolio	Small Cap Growth Portfolio

Net ordinary income	$952,086	$–	$–
Distributed ordinary income	965,160	–	–
Undistributed ordinary income	-	–	–
Realized long-term capital gains	310,357	–	25,086,374
Distributed long-term capital gains	213,615	–	24,477,117
Undistributed long-term capital gains	169,299	–	609,256
Capital loss carryover	–	–	–
Post-October losses deferred	–	–	–

	Small Cap Value Portfolio	Value Portfolio

Net ordinary income	$1,993,167	$4,978,538
Distributed ordinary income	2,309,226	4,982,185
Undistributed ordinary income	190,915	–
Realized long-term capital gains	21,798,246	15,655,758
Distributed long-term capital gains	22,987,719	18,173,142
Undistributed long-term capital gains	–	–
Capital loss carryover	–	–
Post-October losses deferred	77,305	–

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio	Core Equity Portfolio

December 31, 2008	$–	$25,507,361	$–	$–
December 31, 2009	–	20,192,432	–	1,618,654
December 31, 2010	–	–	–	81,231,463
December 31, 2011	–	–	–	4,609,684

Total carryover	$–	$45,699,793	$–	$87,459,801

	Dividend Income Portfolio	Global Natural Resources Portfolio	Growth Portfolio	High Income Portfolio

December 31, 2008	$–	$–	$67,885,659	$9,209,777
December 31, 2009	–	–	29,515,634	9,637,801
December 31, 2010	–	–	80,673,744	13,911,720
December 31, 2011	–	–	5,393,125	–
December 31, 2012	12,421	–	–	–
December 31, 2013	73,283	–	–	–

Total carryover	$85,704	$–	$183,468,162	$32,759,298

	International Growth Portfolio	International Value Portfolio	Limited- Term Bond Portfolio	Micro Cap Growth Portfolio

December 31, 2009	$9,421,415	$–	$–	$3,647,909
December 31, 2010	33,377,007	–	247,279	8,788,671
December 31, 2011	10,822,424	–	–	–
December 31, 2012	–	–	73,128	–
December 31, 2013	–	–	118,406	–

Total carryover	$53,620,846	$–	$438,813	$12,436,580

	Mid Cap Growth Portfolio	Mortgage Securities Portfolio	Real Estate Securities Portfolio	Science and Technology Portfolio

December 31, 2010	$–	$–	$–	$446,949
December 31, 2011	–	–	–	9,199,437
December 31, 2013	–	95,073	–	–

Total carryover	$–	$95,073	$–	$9,646,386

	Small Cap Growth Portfolio	Small Cap Value Portfolio	Value Portfolio

December 31, 2009	$28,024,273	$–	$–
December 31, 2010	10,215,239	–	–

Total carryover	$38,239,512	$–	$–

Advantus Core Equity Portfolio was merged into Target Core Equity Portfolio as of September 22, 2003. At the time of the merger, Advantus Core Equity Portfolio had capital loss carryovers available to offset future gains of the Target Core Equity Portfolio. These carryovers are limited to $987,765 for each period ending from December 31, 2006 through 2010 plus any unused limitations from prior years.

Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio were merged into Target Growth Portfolio as of September 22, 2003. At the time of the merger, Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio had capital loss carryovers available to offset future gains of the Target Growth Portfolio. These carryovers are limited to $10,461,247 and $7,747,159, respectively, for each period ending from December 31, 2006 through 2009 and $2,114,422 and $7,747,159, respectively, for the period ending December 31, 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Advantus Small Company Growth Portfolio was merged into Target Small Cap Growth Portfolio as of September 22, 2003. At the time of the merger, Advantus Small Company Growth Portfolio had capital loss carryovers available to offset future gains of the Target Small Cap Growth Portfolio. These carryovers are limited to $7,647,902 for each period ending from December 31, 2006 through 2010.

NOTE 5 - Options

Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. For the Portfolio, when a written put option is exercised, the cost basis of the securities purchased by the Portfolio is reduced by the amount of the premium received.

For Mid Cap Growth Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2005	40	$2,360
Options written	399	35,015
Options terminated in closing purchase transactions	(241)	(22,365)
Options exercised	(–)	(–)
Options expired	(156)	(12,256)

Outstanding at June 30, 2006	42	$2,754

For Mid Cap Growth Portfolio, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2005	–	$–
Options written	21	1,764
Options terminated in closing purchase transactions	(–)	(–)
Options exercised	(–)	(–)
Options expired	(21)	(1,764)

Outstanding at June 30, 2006	–	$–

For Value Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2005	778	$41,232
Options written	5,494	324,945
Options terminated in closing purchase transactions	(307)	(11,506)
Options exercised	(831)	(44,353)
Options expired	(4,150)	(270,023)

Outstanding at June 30, 2006	984	$40,295

For Value Portfolio, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2005	1,488	$48,358
Options written	7,264	446,657
Options terminated in closing purchase transactions	(697)	(20,212)
Options exercised	(–)	(–)
Options expired	(5,248)	(239,444)

Outstanding at June 30, 2006	2,807	$235,359

NOTE 6 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Portfolio as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Portfolio uses futures to attempt to reduce the overall risk of its investments or to enhance returns.

NOTE 7 - Swaps

Each Portfolio may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Each Portfolio may enter into credit default, total return, variance and other swap agreements to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date; or 3) to attempt to enhance yield.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Portfolio may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. Each Portfolio may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Portfolio enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value, if any, are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian or counterparty. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Entering in swap agreements involves certain risks. Among these are possible failure of the counterparty to fulfill its obligations, possible lack of liquidity, and unfavorable changes in interest rates or underlying investments.

NOTE 8 - Other Tax Information

Internal Revenue Code regulations permit each qualifying Portfolio to elect to pass through a foreign tax credit to shareholders with respect to foreign taxes paid by the Portfolio. International Growth Portfolio and International Value Portfolio elected to pass through to their shareholders $332,988 and $1,274,715, respectively, of creditable foreign taxes paid on income derived from sources within any foreign country or possession of the United States in the amounts of $3,535,737 and $12,582,728, respectively.

Note 9 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

Proxy Voting Information

Proxy Voting Guidelines
A description of the policies and procedures W&R Target Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

THE W&R TARGET FUNDS FAMILY

Global/International Funds

International Growth Portfolio
International Value Portfolio

Domestic Equity Funds

Core Equity Portfolio
Dividend Income Portfolio
Growth Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

Fixed Income Funds

Bond Portfolio
High Income Portfolio
Limited-Term Bond Portfolio
Mortgage Securities Portfolio

Money Market Funds

Money Market Portfolio

Specialty Funds

Asset Strategy Portfolio
Balanced Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio

FOR MORE INFORMATION:

Contact your financial advisor, or your local office as listed on your Account Statement, or contact:

United Investors Life		Securian Financial Services, Inc.
Variable Products Division	or	400 Robert Street North
P.O. Box 156		St. Paul, MN 55101-2098
Birmingham, AL 35201-0156		1.888.237.1838
205.325.4300		or
or		Call 1.888.WADDELL
Nationwide Financial, Inc.
P.O. Box 182449
One Nationwide Plaza
Columbus, OH 43218-2449
1.888.867.5175

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of W&R Target Funds, Inc. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the W&R Target Funds, Inc. current prospectus as well as the variable product prospectus.

NUR1016SA (6-06)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)
By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary
Date: September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer
Date: September 6, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Vice President and Principal Financial Officer
Date: September 6, 2006